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UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

 Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

 (Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Janus Conservative Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100%
Equity Funds — 37.2%
948,672	INTECH Risk-Managed Growth Fund - Class I Shares	$11,355,606
542,089	INTECH Risk-Managed International Fund - Class I Shares	3,458,531
1,873,262	INTECH Risk-Managed Value Fund - Class I Shares	15,941,463
582	Janus Contrarian Fund - Class I Shares	6,584
134,782	Janus Fund - Class I Shares	3,428,842
215,325	Janus Global Real Estate Fund - Class I Shares	1,647,237
35,397	Janus Global Select Fund - Class I Shares	324,594
32,596	Janus Growth and Income Fund - Class I Shares	855,657
1,049,735	Janus International Equity Fund - Class I Shares	9,878,011
116,110	Janus Overseas Fund - Class I Shares	3,950,051
294,386	Janus Research Fund - Class I Shares	7,645,198
227,893	Janus Triton Fund - Class I Shares	3,402,438
1,107,233	Perkins Large Cap Value Fund - Class I Shares	13,375,374
73,899	Perkins Small Cap Value Fund - Class I Shares	1,526,746
		76,796,332
Fixed-Income Funds — 62.8%
10,737,343	Janus Flexible Bond Fund - Class I Shares	114,352,700
114,433	Janus High-Yield Fund - Class I Shares	961,237
4,751,492	Janus Short-Term Bond Fund - Class I Shares	14,492,049
		129,805,986
Total Investments (total cost $200,845,335) – 100%		$206,602,318

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Conservative Allocation Fund
Mutual Funds
Equity Funds	$-	$76,796,332	$-
Fixed-Income Funds	-	129,805,986	-
Total Investments in Securities	$-	$206,602,318	$-

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 2.5%
$6,940,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	$7,603,762
6,197,000	Commercial Mortgage Pass Through Certificates 6.0075%, 12/10/49‡	6,685,621
6,416,582	DBUBS Mortgage Trust 3.7420%, 6/1/17 (144A)	6,582,329
6,280,000	FREMF Mortgage Trust 4.7267%, 1/25/21 (144A)‡	5,781,249
4,052,000	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A)‡	3,887,036
9,135,000	FREMF Mortgage Trust 4.9362%, 4/25/44 (144A)‡	9,131,851
11,848,000	FREMF Mortgage Trust 4.8868%, 7/25/44 (144A)‡	10,786,905
6,322,000	GS Mortgage Securities Corp. II 5.5600%, 11/10/39	6,680,837
10,357,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	10,361,133
4,012,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	4,376,671
6,820,000	JPMorgan Chase Commercial Mortgage Securities Corp. 4.3110%, 8/5/32 (144A)	6,786,923
4,012,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0720%, 4/15/45‡	4,409,930
6,068,000	Morgan Stanley Capital I 3.8840%, 2/15/16 (144A)	6,262,941
4,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	4,080,000
3,350,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	3,548,427
3,553,000	SLM Student Loan Trust 2.7290%, 1/15/43 (144A)‡	3,526,376
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $100,004,698)		100,491,991
Bank Loans — 1.5%
Aerospace and Defense — 0.2%
9,126,110	TransDigm, Inc. 4.0000%, 2/14/17‡	8,905,076
Auction House - Art Dealer — 0.1%
6,015,000	ADESA, Inc. 5.0000%, 5/19/17‡	5,804,475
Data Processing and Management — 0.1%
2,029,663	Fidelity National Information 5.2500%, 7/18/16‡	2,022,904
Electric - Generation — 0.2%
6,278,450	AES Corp. 4.2500%, 5/28/18‡	6,130,467
Food - Miscellaneous/Diversified — 0.4%
14,962,000	Del Monte Foods Co. 4.5000%, 3/8/18‡	13,877,255
Retail - Apparel and Shoe — 0.1%
5,011,207	PVH Corp. 3.5000%, 5/6/16‡	4,974,375
Retail - Restaurants — 0.3%
13,233,103	DineEquity, Inc. 4.2500%, 10/19/17‡	12,785,030
Telecommunication Equipment — 0.1%
3,700,725	CommScope, Inc. 5.0000%, 1/14/18‡	3,624,416
Total Bank Loans (cost $60,229,971)		58,123,998
Corporate Bonds — 58.4%
Advertising Services — 0.3%
1,427,000	WPP Finance UK 5.8750%, 6/15/14	1,542,447
9,369,000	WPP Finance UK 8.0000%, 9/15/14	10,603,666
		12,146,113
Agricultural Chemicals — 0.9%
20,163,000	CF Industries, Inc. 6.8750%, 5/1/18	22,506,949
7,112,000	CF Industries, Inc. 7.1250%, 5/1/20	8,098,790
6,328,000	Incitec Pivot, Ltd. 4.0000%, 12/7/15 (144A)	6,450,080
		37,055,819
Airlines — 0.1%
3,680,000	Southwest Airlines Co. 5.2500%, 10/1/14	3,945,740
Beverages - Wine and Spirits — 1.3%
49,009,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	53,716,461
Brewery — 0.3%
12,630,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	12,719,926
Building - Residential and Commercial — 0.1%
4,801,000	MDC Holdings, Inc. 5.3750%, 12/15/14	5,106,180
Building Products - Cement and Aggregate — 0.5%
4,591,000	CRH America, Inc. 4.1250%, 1/15/16	4,622,471
2,523,000	CRH America, Inc. 5.7500%, 1/15/21	2,599,911
11,539,000	Hanson, Ltd. 6.1250%, 8/15/16	11,596,695
		18,819,077
Cable/Satellite Television — 0.7%
13,686,000	Comcast Corp. 5.1500%, 3/1/20	15,447,347
4,941,000	Time Warner Cable, Inc. 4.0000%, 9/1/21	4,831,893
6,214,000	Time Warner Cable, Inc. 5.5000%, 9/1/41	6,141,961
		26,421,201
Chemicals - Diversified — 1.6%
43,715,000	LBI Escrow Corp. 8.0000%, 11/1/17 (144A)	47,102,912
14,268,000	Lyondell Chemical Co. 11.0000%, 5/1/18	15,409,440
		62,512,352
Chemicals - Specialty — 0.3%
9,558,000	Ashland, Inc. 9.1250%, 6/1/17	10,573,537
Coatings and Paint Products — 0.3%
9,925,000	RPM International, Inc. 6.1250%, 10/15/19	10,718,325
Commercial Banks — 3.9%
4,734,000	Abbey National Treasury Services PLC 1.8321%, 4/25/14‡	4,510,205
6,898,000	Abbey National Treasury Services PLC 4.0000%, 4/27/16	6,367,820
9,901,000	American Express Bank FSB 5.5000%, 4/16/13	10,452,466
32,579,000	Bank of Montreal 2.6250%, 1/25/16 (144A)	34,019,122
14,661,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	14,184,518
9,114,590	CIT Group, Inc. 7.0000%, 5/1/14	9,296,882
16,034,000	HSBC Bank USA NA 4.8750%, 8/24/20	15,037,711
5,118,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15	4,813,274
11,889,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	11,368,214
14,206,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)	14,086,769
16,191,000	SVB Financial Group 5.3750%, 9/15/20	16,827,662
12,222,000	Zions Bancorp. 7.7500%, 9/23/14	12,884,689
		153,849,332
Commercial Services - Finance — 1.5%
40,373,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	45,324,789
12,753,000	Western Union Co. 3.6500%, 8/22/18	12,870,264
		58,195,053
Computers - Memory Devices — 0.5%
9,349,000	Seagate Technology 6.3750%, 10/1/11	9,349,000
10,517,000	Seagate Technology 10.0000%, 5/1/14 (144A)	11,779,040
		21,128,040
Containers - Metal and Glass — 0.1%
3,350,000	Ball Corp. 7.1250%, 9/1/16	3,517,500
Data Processing and Management — 0.5%
10,777,000	Fiserv, Inc. 3.1250%, 10/1/15	10,970,361
4,017,000	Fiserv, Inc. 3.1250%, 6/15/16	4,065,465
4,017,000	Fiserv, Inc. 4.7500%, 6/15/21	4,182,123
		19,217,949
Diversified Banking Institutions — 3.3%
11,175,000	Bank of America Corp. 4.5000%, 4/1/15	10,591,039
5,161,000	Bank of America Corp. 3.6250%, 3/17/16	4,698,115
6,200,000	Bank of America Corp. 5.0000%, 5/13/21	5,531,355
6,993,000	Citigroup, Inc. 5.0000%, 9/15/14	6,858,448
5,948,000	Citigroup, Inc. 4.8750%, 5/7/15	5,943,289
3,352,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	3,281,883
10,132,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	9,864,262
7,498,000	Goldman Sachs Group, Inc. 5.3750%, 3/15/20	7,446,076
13,189,000	Goldman Sachs Group, Inc. 5.2500%, 7/27/21	13,011,146
9,201,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	10,246,528
7,550,000	JPMorgan Chase & Co. 4.4000%, 7/22/20	7,638,622
11,373,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	11,399,954
14,509,000	Morgan Stanley 4.0000%, 7/24/15	13,676,271
9,556,000	Morgan Stanley 3.4500%, 11/2/15	8,800,589
13,382,000	Morgan Stanley 5.6250%, 9/23/19	12,553,266
		131,540,843
Diversified Financial Services — 2.0%
3,871,000	General Electric Capital Corp. 4.8000%, 5/1/13	4,065,371
5,427,000	General Electric Capital Corp. 5.9000%, 5/13/14	5,932,927
27,082,000	General Electric Capital Corp. 6.0000%, 8/7/19	30,484,691
21,822,000	General Electric Capital Corp. 5.5000%, 1/8/20	23,801,997
14,086,000	General Electric Capital Corp. 4.6250%, 1/7/21	14,619,197
		78,904,183
Diversified Minerals — 0.5%
3,680,000	Teck Resources, Ltd. 7.0000%, 9/15/12	3,856,927
3,271,000	Teck Resources, Ltd. 9.7500%, 5/15/14	3,876,920
9,856,000	Teck Resources, Ltd. 10.2500%, 5/15/16	11,586,714
		19,320,561
Diversified Operations — 1.9%
13,161,000	3M Co. 1.3750%, 9/29/16	13,089,812
8,170,000	Danaher Corp. 2.3000%, 6/23/16	8,369,495
15,844,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	15,739,461
16,140,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	16,166,131
5,211,000	SPX Corp 7.6250%, 12/15/14	5,575,770
15,224,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	15,952,438
		74,893,107
Diversified Operations - Commercial Services — 0.2%
7,995,000	ARAMARK Corp. 8.5000%, 2/1/15	8,094,938
Electric - Generation — 0.1%
2,570,000	AES Corp. 7.7500%, 10/15/15	2,608,550
Electric - Integrated — 1.8%
7,519,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	7,706,975
6,201,000	CMS Energy Corp. 1.1993%, 1/15/13‡	6,076,980
13,291,000	CMS Energy Corp. 4.2500%, 9/30/15	13,076,736
9,883,000	CMS Energy Corp. 5.0500%, 2/15/18	9,762,971
4,143,000	Florida Power Corp. 3.1000%, 8/15/21	4,150,615
4,013,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	4,225,215
6,454,000	Monongahela Power Co. 6.7000%, 6/15/14	7,215,256
2,011,000	Pacific Gas & Electric Co. 3.2500%, 9/15/21	1,989,376
5,642,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	5,914,424
2,078,000	San Diego Gas & Electric Co. 3.0000%, 8/15/21	2,099,592
6,079,000	Virginia Electric and Power Co. 5.1000%, 11/30/12	6,368,628
4,047,000	Wisconsin Electric Power Co. 2.9500%, 9/15/21	4,037,255
		72,624,023
Electronic Components – Semiconductors — 1.7%
6,352,000	National Semiconductor Corp. 6.1500%, 6/15/12	6,532,486
18,753,000	National Semiconductor Corp. 3.9500%, 4/15/15	20,093,183
13,197,000	National Semiconductor Corp. 6.6000%, 6/15/17	15,743,929
2,970,000	Texas Instruments, Inc. 0.8750%, 5/15/13	2,979,632
12,012,000	Texas Instruments, Inc. 1.3750%, 5/15/14	12,142,174
9,510,000	Texas Instruments, Inc. 2.3750%, 5/16/16	9,751,839
		67,243,243
Electronic Connectors — 0.4%
15,633,000	Amphenol Corp. 4.7500%, 11/15/14	16,574,107
Electronic Measuring Instruments — 0.5%
4,852,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	4,920,995
13,731,000	FLIR Systems, Inc. 3.7500%, 9/1/16	13,670,721
		18,591,716
Electronics - Military — 1.3%
32,793,000	L-3 Communications Corp. 6.3750%, 10/15/15	33,489,851
4,581,000	L-3 Communications Corp. 5.2000%, 10/15/19	4,833,519
13,459,000	L-3 Communications Corp. 4.7500%, 7/15/20	13,928,975
		52,252,345
Engineering - Research and Development Services — 0.3%
13,272,000	Fluor Corp. 3.3750%, 9/15/21	13,268,443
Enterprise Software/Services — 0.2%
7,840,000	BMC Software, Inc. 7.2500%, 6/1/18	9,402,598
Finance - Auto Loans — 0.8%
5,211,000	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	5,217,504
5,096,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	5,197,298
10,260,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	10,683,820
11,310,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	10,924,510
		32,023,132
Finance - Consumer Loans — 0.3%
4,077,000	John Deere Capital Corp. 3.9000%, 7/12/21	4,400,649
8,527,000	SLM Corp. 6.2500%, 1/25/16	8,369,540
		12,770,189
Finance - Credit Card — 0.6%
9,992,000	American Express Co. 6.8000%, 9/1/66‡	9,679,750
13,831,000	American Express Credit Corp. 2.8000%, 9/19/16	13,762,412
		23,442,162
Finance - Investment Bankers/Brokers — 1.8%
8,465,000	Jefferies Group, Inc. 3.8750%, 11/9/15	8,284,975
14,685,000	Jefferies Group, Inc. 5.1250%, 4/13/18	13,752,561
7,630,000	Jefferies Group, Inc. 8.5000%, 7/15/19	8,485,941
14,925,000	Lazard Group LLC 7.1250%, 5/15/15	16,484,289
824,000	Lazard Group LLC 6.8500%, 6/15/17	907,306
16,482,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	17,503,901
5,702,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,154,927
		71,573,900
Finance - Leasing Companies — 0.4%
16,999,000	International Lease Finance Corp. 5.7500%, 5/15/16	15,108,949
Food - Canned — 0%
1,735,000	Del Monte Foods, Co. 7.6250%, 2/15/19 (144A)	1,466,075
Food - Meat Products — 1.0%
1,238,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	1,278,235
35,768,000	Tyson Foods Inc. 6.8500%, 4/1/16	38,897,700
		40,175,935
Food - Miscellaneous/Diversified — 0.9%
13,091,000	Corn Products International, Inc. 3.2000%, 11/1/15	13,419,008
2,115,000	Dole Food Co., Inc. 13.8750%, 3/15/14	2,453,400
8,026,000	Kellogg Co. 3.2500%, 5/21/18	8,432,517
8,863,000	Kraft Foods, Inc. 5.3750%, 2/10/20	10,030,443
		34,335,368
Gas - Transportation — 0.1%
1,861,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,091,485
Hazardous Waste Disposal — 0.1%
4,169,000	Clean Harbors, Inc. 7.6250%, 8/15/16	4,346,183
Hotels and Motels — 0.9%
6,945,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	7,401,300
2,233,000	Hyatt Hotels Corp. 6.8750%, 8/15/19 (144A)	2,513,349
9,793,000	Marriott International, Inc. 4.6250%, 6/15/12	9,999,368
1,942,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	2,097,360
2,540,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,724,150
10,422,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	11,203,650
		35,939,177
Investment Management and Advisory Services — 0.7%
3,192,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	3,917,711
3,815,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	4,216,857
12,537,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	12,537,000
7,481,000	FMR LLC 6.4500%, 11/15/39 (144A)	8,161,771
		28,833,339
Life and Health Insurance — 0.1%
2,755,000	Prudential Financial, Inc. 4.7500%, 6/13/15	2,882,017
Linen Supply & Related Items — 0.3%
5,760,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,938,128
6,147,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,636,688
		12,574,816
Medical - Biomedical and Genetic — 0.5%
6,466,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	6,983,280
4,855,000	Genzyme Corp. 3.6250%, 6/15/15	5,192,165
6,077,000	Genzyme Corp. 5.0000%, 6/15/20	7,006,860
		19,182,305
Medical - HMO — 0.1%
2,064,000	Health Care Service Corp. 4.7000%, 1/15/21 (144A)	2,288,179
Medical Instruments — 0.7%
4,085,000	Boston Scientific Corp. 4.5000%, 1/15/15	4,268,522
12,080,000	Boston Scientific Corp. 6.0000%, 1/15/20	13,543,166
8,165,000	Boston Scientific Corp. 7.0000%, 11/15/35	9,546,208
		27,357,896
Medical Products — 0.2%
6,442,000	CareFusion Corp. 4.1250%, 8/1/12	6,586,874
Metal Processors and Fabricators — 0.1%
2,233,000	Timken Co. 6.0000%, 9/15/14	2,469,707
Money Center Banks — 0.7%
21,900,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16	21,587,859
4,951,400	Lloyds TSB Bank PLC 6.3750%, 1/21/21	4,881,709
		26,469,568
Multi-Line Insurance — 1.6%
18,736,000	American International Group, Inc. 4.2500%, 9/15/14	18,221,416
10,216,000	American International Group, Inc. 5.4500%, 5/18/17	9,782,586
16,337,000	American International Group, Inc. 6.4000%, 12/15/20	16,643,972
9,862,000	MetLife, Inc. 2.3750%, 2/6/14	10,033,283
4,298,000	MetLife, Inc. 6.7500%, 6/1/16	4,943,237
5,030,000	MetLife, Inc. 7.7170%, 2/15/19	6,165,568
		65,790,062
Oil - Field Services — 1.1%
18,877,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	18,772,780
18,900,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)	18,918,844
8,130,000	Weatherford International, Ltd. 5.1250%, 9/15/20	8,273,917
		45,965,541
Oil and Gas Drilling — 1.2%
6,206,000	Ensco PLC 3.2500%, 3/15/16	6,301,597
10,343,000	Ensco PLC 4.7000%, 3/15/21	10,541,958
23,372,000	Nabors Industries, Inc. 5.0000%, 9/15/20	23,830,652
8,368,000	Rowan Cos., Inc. 5.0000%, 9/1/17	8,671,190
		49,345,397
Oil Companies - Exploration and Production — 0.7%
9,778,000	Forest Oil Corp. 8.0000%, 12/15/11	9,778,000
5,452,000	Forest Oil Corp. 8.5000%, 2/15/14	5,765,490
4,209,000	Occidental Petroleum Corp 3.1250%, 2/15/22	4,207,800
7,526,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	7,469,420
1,485,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	1,492,425
		28,713,135
Oil Companies - Integrated — 0.2%
8,543,000	BP Capital Markets PLC 4.5000%, 10/1/20	9,253,171
Oil Refining and Marketing — 0.5%
3,200,000	Frontier Oil Corp. 8.5000%, 9/15/16	3,400,000
7,533,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	8,725,082
2,833,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	2,792,026
4,047,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	4,131,275
		19,048,383
Paper and Related Products — 0.5%
20,991,000	Georgia-Pacific LLC 5.4000%, 11/1/20 (144A)	21,354,480
Pharmacy Services — 0.2%
8,576,000	Express Scripts, Inc. 3.1250%, 5/15/16	8,659,264
Pipelines — 2.6%
10,741,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	10,781,741
1,909,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,101,358
3,722,000	Energy Transfer Partners L.P. 5.9500%, 2/1/15	3,993,602
2,351,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	2,675,666
16,202,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	16,242,505
15,415,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	15,920,288
14,101,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	14,838,271
12,386,000	Plains All American Pipeline L.P. / PAA Finance Corp. 5.0000%, 2/1/21	13,057,073
7,327,000	TC Pipelines L.P. 4.6500%, 6/15/21	7,536,838
11,320,000	Western Gas Partners L.P. 5.3750%, 6/1/21	11,357,243
3,853,000	Williams Partners L.P. 3.8000%, 2/15/15	4,020,012
		102,524,597
Property and Casualty Insurance — 0.2%
4,928,000	Fidelity National Financial, Inc. 6.6000%, 5/15/17	5,191,643
3,953,000	Progressive Corp. 3.7500%, 8/23/21	4,032,198
		9,223,841
Publishing - Newspapers — 0.1%
1,699,000	Gannett Co., Inc. 6.3750%, 9/1/15 (144A)	1,690,488
1,222,000	Gannett Co., Inc. 7.1250%, 9/1/18 (144A)	1,170,261
		2,860,749
Publishing - Periodicals — 0.4%
16,303,000	United Business Media, Ltd. 5.7500%, 11/3/20 (144A)	17,420,114
Real Estate Management/Services — 0.1%
5,011,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	4,810,560
Real Estate Operating/Development — 0.3%
10,760,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	11,319,574
Reinsurance — 0.3%
11,403,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	11,988,784
REIT - Diversified — 0.9%
10,322,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,678,904
24,476,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	25,173,419
		35,852,323
REIT - Health Care — 0.7%
5,912,000	Senior Housing Properties Trust 6.7500%, 4/15/20	6,417,712
7,499,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	7,717,731
11,736,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	12,225,814
		26,361,257
REIT - Hotels — 0.7%
15,729,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	15,729,000
12,123,000	Host Hotels & Resorts, Inc. 5.8750%, 6/15/19 (144A)	11,577,465
		27,306,465
REIT - Office Property — 0.9%
3,821,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,029,699
10,491,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	10,139,499
18,405,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	20,802,528
		34,971,726
REIT - Regional Malls — 1.6%
42,269,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	42,533,181
21,572,000	Rouse Co. L.P. 6.7500%, 11/9/15	21,464,140
		63,997,321
REIT - Shopping Centers — 0.1%
4,087,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	3,727,949
Resorts and Theme Parks — 0.2%
8,261,000	Vail Resorts, Inc. 6.5000%, 5/1/19 (144A)	8,137,085
Retail - Apparel and Shoe — 0.2%
7,699,000	PVH Corp. 7.3750%, 5/15/20	8,026,208
Retail - Computer Equipment — 0%
1,104,000	GameStop Corp. 8.0000%, 10/1/12	1,105,380
Retail - Regional Department Stores — 0.6%
5,025,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,367,132
10,850,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	11,908,135
5,394,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	6,053,298
		23,328,565
Retail - Restaurants — 0.3%
10,752,000	Brinker International 5.7500%, 6/1/14	11,467,384
Shipbuilding — 0.1%
3,158,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18 (144A)	2,936,940
Steel - Producers — 0.2%
8,705,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	8,552,662
Super-Regional Banks — 0.9%
6,157,000	KeyCorp 5.1000%, 3/24/21	6,213,059
3,855,000	PNC Funding Corp. 3.6250%, 2/8/15	4,043,937
8,292,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	8,406,919
16,206,000	Wells Fargo & Co. 4.6000%, 4/1/21	17,322,691
		35,986,606
Telecommunication Services — 0.8%
32,285,000	Qwest Corp. 6.7500%, 12/1/21	31,558,587
Telephone - Integrated — 1.4%
5,017,000	CenturyLink, Inc. 5.1500%, 6/15/17	4,710,221
4,815,000	CenturyLink, Inc. 7.6000%, 9/15/39	4,331,179
3,984,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	3,984,000
35,443,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	34,734,140
7,659,000	Sprint Capital Corp. 8.3750%, 3/15/12	7,735,590
		55,495,130
Transportation - Railroad — 0.9%
4,302,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	4,380,873
4,302,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	4,564,762
2,482,739	CSX Corp. 8.3750%, 10/15/14	2,874,142
16,042,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	17,084,730
5,489,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	5,653,670
1,609,000	Kansas City Southern Railway 13.0000%, 12/15/13	1,842,305
		36,400,482
Transportation - Services — 0.1%
2,537,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,509,065
Transportation - Truck — 0.4%
16,178,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	16,313,022
Total Corporate Bonds (cost $2,269,227,454)		2,319,190,327
Preferred Stock — 0.2%
Diversified Financial Services — 0.2%
246,350	Citigroup Capital, 7.8750% (cost $6,310,516)	6,506,103
U.S. Government Agency Notes — 10.0%
Fannie Mae:
3,905,564	5.0000%, 11/1/33	4,220,979
7,394,603	5.0000%, 12/1/33	7,995,260
4,103,313	5.0000%, 2/1/34	4,436,621
8,127,798	5.5000%, 5/1/35	8,873,778
12,666,939	5.5000%, 4/1/36	13,829,526
28,050,271	5.5000%, 7/1/36	30,642,290
7,533,897	6.0000%, 3/1/37	8,316,009
32,878,502	5.5000%, 5/1/37	36,194,091
7,672,644	6.0000%, 5/1/37	8,449,979
5,226,709	5.5000%, 3/1/38	5,753,790
4,381,543	4.5000%, 10/1/40	4,654,248
4,091,920	4.0000%, 12/1/40	4,311,605
82,282,492	4.0000%, 2/1/41	86,610,037
4,048,508	5.0000%, 3/1/41	4,403,933
12,196,705	4.5000%, 4/1/41	13,047,298
7,978,493	5.0000%, 4/1/41	8,596,659
10,179,379	5.0000%, 4/1/41	10,983,974
12,616,597	4.5000%, 10/1/41	13,401,848
8,610,621	5.0000%, 10/1/41	9,277,765
Freddie Mac:
6,927,888	5.0000%, 1/1/19	7,491,451
17,119,246	6.0000%, 1/1/38	18,840,266
4,251,457	5.5000%, 5/1/38	4,664,247
11,535,973	5.5000%, 10/1/39	12,656,043
9,146,861	4.5000%, 1/1/41	9,683,334
12,307,380	4.5000%, 5/1/41	13,124,410
20,346,609	5.0000%, 5/1/41	21,898,250
2,944,480	4.5000%, 9/1/41	3,117,177
6,368,666	4.0000%, 10/1/41	6,708,328
Ginnie Mae:
13,132,583	5.5000%, 3/15/36	14,590,588
Total U.S. Government Agency Notes (cost $395,074,892)		396,773,784
U.S. Treasury Notes/Bonds — 21.0%
U.S. Treasury Notes/Bonds:
58,284,000	1.1250%, 6/15/13	59,123,872
95,578,000	1.0000%, 7/15/13	96,794,708
35,000,000	2.1250%, 5/31/15	36,933,050
36,257,000	1.0000%, 8/31/16	36,347,643
16,923,000	2.3750%, 5/31/18	18,013,687
319,378,000	3.1250%, 5/15/21**	354,484,030
41,535,000	2.1250%, 8/15/21	42,268,508
12,087,000	4.6250%, 2/15/40	16,151,254
20,041,000	3.8750%, 8/15/40	23,811,213
15,720,000	4.2500%, 11/15/40	19,878,427
22,181,000	4.7500%, 2/15/41	30,308,251
13,544,000	4.3750%, 5/15/41	17,497,223
69,144,000	3.7500%, 8/15/41	80,498,828
Total U.S. Treasury Notes/Bonds (cost $778,495,156)		832,110,694
Money Market — 6.4%
254,894,669	Janus Cash Liquidity Fund LLC, 0% (cost $254,894,669)	254,894,669
Total Investments (total cost $3,864,237,356) – 100%		$3,968,091,566

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$44,811,468	1.1%
Bermuda	8,273,917	0.2%
Canada	69,582,188	1.8%
Cayman Islands	21,128,040	0.5%
France	53,716,461	1.4%
Luxembourg	53,644,062	1.3%
Mexico	22,738,400	0.6%
United Kingdom	123,369,808	3.1%
United States††	3,570,827,222	90.0%
Total	$3,968,091,566	100.0%

††	Includes Cash Equivalents (83.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

**          A portion of this security has been segregated by the custodian to cover margin or segregation requirements  on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$517,498,001	13.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2011)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs(a)	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Janus Flexible Bond Fund

Asset-Backed/Commercial Mortgage-Backed Securities	$-	$100,491,991	$-
Bank Loans	-	58,123,998	-
Corporate Bonds	-	2,319,190,327	-
Preferred Stock	-	6,506,103	-
U.S. Government Agency Notes	-	396,773,784	-
U.S. Treasury Notes/Bonds	-	832,110,694	-

Money Market	-	254,894,669	-

Total Investments in Securities	$-	$3,968,091,566	$-
(a) Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$44,396,800

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 6.3%
EUR	500,000	Arena BV 2.0520%, 10/17/51**,‡	$638,629
	23,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	25,200
	17,000	Commercial Mortgage Pass Through Certificates 6.0075%, 12/10/49‡	18,340
	21,734	DBUBS Mortgage Trust 3.7420%, 6/1/17 (144A)	22,296
GBP	125,000	DECO Series 4.6219%, 5/22/21‡,**	183,207
EUR	500,000	DECO Series 2.5800%, 11/20/35‡,**	630,297
EUR	100,000	Dutch MBS BV 3.8620%, 7/2/37**,∞	125,923
	71,000	FREMF Mortgage Trust 4.9362%, 4/25/44 (144A),‡	70,976
	111,000	FREMF Mortgage Trust 4.8868%, 7/25/44 (144A),‡	101,059
	121,000	GS Mortgage Securities Corp. II 5.5600%, 11/10/39	127,868
	84,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	84,033
	13,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	14,182
	123,000	JPMorgan Chase Commercial Mortgage Securities Corp. 4.3110%, 8/5/32 (144A)	122,403
	13,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0720%, 4/15/45‡	14,289
	21,000	Morgan Stanley Capital I 3.8840%, 2/15/16 (144A)	21,675
	200,000	Penarth Master Issuer PLC 0.8799%, 7/18/13 (144A),‡	199,919
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,528,775)			2,400,296
Bank Loans — 0.1%
Food - Miscellaneous/Diversified — 0.1%
	51,000	Del Monte Foods Co. 4.5000%, 3/8/18‡ (cost $50,883)	47,303
Corporate Bonds — 38.4%
Agricultural Chemicals — 0.6%
	156,000	CF Industries, Inc. 6.8750%, 5/1/18	174,135
	55,000	CF Industries, Inc. 7.1250%, 5/1/20	62,631
			236,766

Apparel Manufacturers — 0.3%
	40,000	Levi Strauss & Co. 8.8750%, 4/1/16	40,400
	100,000	Quiksilver, Inc. 6.8750%, 4/15/15	91,125
			131,525

Beverages - Wine and Spirits — 1.2%
EUR	100,000	Pernod-Ricard S.A. 4.8750%, 3/18/16**	134,067
	300,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)**	328,816
			462,883

Brewery — 0.3%
	100,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	100,712

Building Products - Cement and Aggregate — 0.2%
	50,000	CRH America, Inc. 4.1250%, 1/15/16	50,343
	15,000	CRH America, Inc. 5.7500%, 1/15/21	15,457
			65,800

Cable/Satellite Television — 1.2%
	125,000	Comcast Corp. 5.1500%, 3/1/20	141,087
EUR	200,000	Nara Cable Funding, Ltd. 8.8750%, 12/1/18 (144A)**	217,016
	46,000	Time Warner Cable, Inc. 4.0000%, 9/1/21	44,984
	58,000	Time Warner Cable, Inc. 5.5000%, 9/1/41	57,328
			460,415

Cellular Telecommunications — 0.7%
	200,000	America Movil S.A.B. de C.V. 2.3750%, 9/8/16	193,400
EUR	50,000	America Movil S.A.B. de C.V. 4.7500%, 6/28/22	69,592
			262,992

Chemicals - Diversified — 1.3%
	357,000	LBI Escrow Corp. 8.0000%, 11/1/17 (144A)	384,667
	100,000	Lyondell Chemical Co. 11.0000%, 5/1/18	108,000
			492,667

Commercial Banks — 4.2%
	22,800	Abbey National Treasury Services PLC 1.8321%, 4/25/14‡,**	21,722
	53,000	Abbey National Treasury Services PLC 4.0000%, 4/27/16**	48,926
	100,000	Barclays Bank PLC 5.0000%, 9/22/16**	100,224
	113,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	109,327
	28,442	CIT Group, Inc. 7.0000%, 5/1/14	29,011
EUR	100,000	Commonwealth Bank of Australia 4.2500%, 4/6/18	137,026
	150,000	HSBC Bank PLC 4.7500%, 1/19/21 (144A)**	155,255
EUR	130,000	National Australia Bank, Ltd. 3.7500%, 1/6/17	175,193
EUR	100,000	Nordea Bank AB 3.7500%, 2/24/17**	136,120
EUR	35,000	Rabobank Nederland N.V. 4.3750%, 5/5/16**	50,120
EUR	100,000	Royal Bank of Scotland PLC 2.6860%, 5/20/13‡,**	130,287
	41,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	39,204
	50,000	Royal Bank of Scotland PLC 5.6250%, 8/24/20**	48,293
EUR	150,000	Standard Chartered PLC 3.6250%, 12/15/15**	203,758
	100,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)**	99,161
	95,000	Zions Bancorp. 7.7500%, 9/23/14	100,151
			1,583,778

Commercial Services - Finance — 1.3%
	335,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	376,088
	116,000	Western Union Co. 3.6500%, 8/22/18	117,067
			493,155

Computers - Memory Devices — 0.1%
	24,000	Seagate Technology 10.0000%, 5/1/14 (144A)	26,880
Consulting Services — 0.2%
GBP	50,000	WPP PLC 6.0000%, 4/4/17**	85,223
Consumer Products - Miscellaneous — 0.2%
	70,000	Jarden Corp. 7.5000%, 5/1/17	71,400

Data Processing and Management — 0.3%
	83,000	Fiserv, Inc. 3.1250%, 10/1/15	84,489
	23,000	Fiserv, Inc. 3.1250%, 6/15/16	23,278
	23,000	Fiserv, Inc. 4.7500%, 6/15/21	23,945
			131,712

Diversified Banking Institutions — 2.0%
	45,000	Bank of America Corp. 4.5000%, 4/1/15	42,649
	10,000	Bank of America Corp. 3.6250%, 3/17/16	9,103
	55,000	Bank of America Corp. 5.0000%, 5/13/21	49,068
EUR	185,000	Citigroup, Inc. 4.7500%, 11/12/13	248,675
	33,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	32,128
	47,000	Goldman Sachs Group, Inc. 5.3750%, 3/15/20	46,675
	123,000	Goldman Sachs Group, Inc. 5.2500%, 7/27/21	121,341
	65,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	72,386
	100,000	Morgan Stanley 3.4500%, 11/2/15	92,095
EUR	50,000	Morgan Stanley 4.0000%, 11/17/15	61,720
			775,840

Diversified Financial Services — 0.3%
	105,000	General Electric Capital Corp. 4.3750%, 9/16/20	106,843
Diversified Minerals — 0.2%
	78,000	Teck Resources, Ltd. 10.2500%, 5/15/16**	91,697

Diversified Operations — 1.3%
	123,000	3M Co. 1.3750%, 9/29/16	122,335
	64,000	Danaher Corp. 2.3000%, 6/23/16	65,563
	149,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	148,017
	151,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	151,244
			487,159

Diversified Operations - Commercial Services — 0.2%
	58,000	ARAMARK Corp. 8.5000%, 2/1/15	58,725
Electric - Generation — 0%
	13,000	AES Corp. 7.7500%, 10/15/15	13,195

Electric - Integrated — 0.8%
	56,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16 (144A)	57,400
	14,000	CMS Energy Corp. 4.2500%, 9/30/15	13,774
	76,000	CMS Energy Corp. 5.0500%, 2/15/18	75,077
	40,000	Florida Power Corp. 3.1000%, 8/15/21	40,074
	20,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	21,058
	19,000	Pacific Gas & Electric Co. 3.2500%, 9/15/21	18,796
	26,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	27,255
	19,000	San Diego Gas & Electric Co. 3.0000%, 8/15/21	19,197
	38,000	Wisconsin Electric Power Co. 2.9500%, 9/15/21	37,908
			310,539

Electric – Transmission — 1.4%
GBP	210,000	SPI Australia Assets Pty, Ltd. 5.1250%, 2/11/21	355,773
GBP	100,000	Western Power Distribution (West Midlands) PLC 5.7500%, 4/16/32**	165,503
			521,276

Electronic Components – Semiconductors — 1.2%
	145,000	National Semiconductor Corp. 3.9500%, 4/15/15	155,363
	100,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15 (144A)	96,000
	20,000	Texas Instruments, Inc. 0.8750%, 5/15/13	20,065
	91,300	Texas Instruments, Inc. 1.3750%, 5/15/14	92,289
	72,000	Texas Instruments, Inc. 2.3750%, 5/16/16	73,831
			437,548

Electronic Measuring Instruments — 0.6%
	212,000	FLIR Systems, Inc. 3.7500%, 9/1/16	211,069

Electronics - Military — 1.1%
	300,000	L-3 Communications Corp. 6.3750%, 10/15/15	306,375
	106,000	L-3 Communications Corp. 4.7500%, 7/15/20	109,701
			416,076

Engineering - Research and Development Services — 0.3%
	125,000	Fluor Corp. 3.3750%, 9/15/21	124,967

Finance - Auto Loans — 0.6%
	100,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	104,131
	125,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	141,806
			245,937

Finance - Consumer Loans — 0.2%
	32,000	John Deere Capital Corp. 3.9000%, 7/12/21	34,540
	30,000	SLM Corp. 6.2500%, 1/25/16	29,446
			63,986

Finance - Credit Card — 0.4%
	140,000	American Express Credit Corp. 2.8000%, 9/19/16	139,306

Finance - Investment Bankers/Brokers — 0.6%
	115,000	Jefferies Group, Inc. 5.1250%, 4/13/18	107,698
	114,000	Lazard Group LLC 7.1250%, 5/15/15	125,910
	3,000	Lazard Group LLC 6.8500%, 6/15/17	3,303
			236,911

Finance - Leasing Companies — 0.2%
	87,000	International Lease Finance Corp. 5.7500%, 5/15/16	77,327
Food - Canned — 0%
	5,000	Del Monte Foods, Co. 7.6250%, 2/15/19 (144A)	4,225
Food - Miscellaneous/Diversified — 0.1%
	41,000	Kellogg Co. 3.2500%, 5/21/18	43,077
Investment Management and Advisory Services — 0%
	10,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	10,000

Linen Supply & Related Items — 0.2%
	29,000	Cintas Corp. No. 2 2.8500%, 6/1/16	29,897
	31,000	Cintas Corp. No. 2 4.3000%, 6/1/21	33,469
			63,366

Lottery Services — 0.2%
EUR	50,000	Lottomatica SpA 5.3750%, 2/2/18**	57,595
Medical - Biomedical and Genetic — 0%
	9,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	9,720
Medical - HMO — 0%
	7,000	Health Care Service Corp. 4.7000%, 1/15/21 (144A)	7,760

Medical Instruments — 0.5%
	14,000	Boston Scientific Corp. 4.5000%, 1/15/15	14,629
	92,000	Boston Scientific Corp. 6.0000%, 1/15/20	103,143
	61,000	Boston Scientific Corp. 7.0000%, 11/15/35	71,319
			189,091

Money Center Banks — 0.7%
	103,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	101,532
CAD	150,000	Lloyds TSB Bank PLC 5.2800%, 4/19/16**	137,274
	15,600	Lloyds TSB Bank PLC 6.3750%, 1/21/21**	15,380
			254,186

Multi-Line Insurance — 1.2%
	174,000	American International Group, Inc. 4.2500%, 9/15/14	169,221
	78,000	American International Group, Inc. 5.4500%, 5/18/17	74,691
	87,000	American International Group, Inc. 6.4000%, 12/15/20	88,635
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	52,244
GBP	50,000	MetLife, Inc. 5.2500%, 6/29/20	79,917
			464,708

Oil - Field Services — 1.1%
	176,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)**	175,028
	175,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)**	175,175
	66,000	Weatherford International, Ltd. 5.1250%, 9/15/20	67,168
			417,371

Oil and Gas Drilling — 1.1%
	66,000	Ensco PLC 3.2500%, 3/15/1 **	67,017
	81,000	Ensco PLC 4.7000%, 3/15/21**	82,558
	174,000	Nabors Industries, Inc. 5.0000%, 9/15/20	177,414
	76,000	Rowan Cos., Inc. 5.0000%, 9/1/17	78,754
			405,743

Oil Companies - Exploration and Production — 0.3%
	38,000	Occidental Petroleum Corp 3.1250%, 2/15/22	37,989
	68,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	67,489
			105,478

Oil Companies - Integrated — 0.5%
EUR	50,000	BP Capital Markets PLC 3.8300%, 10/6/17**	68,804
EUR	95,000	Shell International Finance BV 4.3750%, 5/14/18**	138,839
			207,643

Oil Refining and Marketing — 0.1%
	23,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	22,668
	33,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	33,687
			56,355

Paper and Related Products — 0.4%
	143,000	Georgia-Pacific LLC 5.4000%, 11/1/20 (144A)	145,476
Pharmacy Services — 0.2%
	65,000	Express Scripts, Inc. 3.1250%, 5/15/16	65,631

Pipelines — 1.8%
	145,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	149,753
	110,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	115,751
	97,000	Plains All American Pipeline L.P. / PAA Finance Corp. 5.0000%, 2/1/21	102,255
	43,000	TC Pipelines L.P. 4.6500%, 6/15/21	44,232
	180,000	TransCanada PipeLines, Ltd. 3.4000%, 6/1/15**	190,943
	85,000	Western Gas Partners L.P. 5.3750%, 6/1/21	85,280
			688,214

Property and Casualty Insurance — 0.1%
	36,000	Progressive Corp. 3.7500%, 8/23/21	36,721
Property Trust — 0.4%
EUR	106,000	Prologis International Funding S.A. 7.6250%, 10/23/14**	141,359
Publishing - Newspapers — 0%
	4,000	Gannett Co., Inc. 7.1250%, 9/1/18 (144A)	3,831

REIT - Diversified — 1.2%
	250,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	258,644
EUR	100,000	Unibail-Rodamco S.E. 3.5000%, 4/6/16**	134,550
EUR	50,000	Unibail-Rodamco S.E. 4.6250%, 9/23/16**	70,063
			463,257

REIT - Health Care — 0.3%
	6,000	HCP, Inc. 2.7000%, 2/1/14	5,911
	4,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	4,116
	88,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	91,673
			101,700

REIT - Hotels — 0.2%
	90,000	Host Hotels & Resorts, Inc. 5.8750%, 6/15/19 (144A)	85,950
REIT - Office Property — 0.2%
	87,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	84,085

REIT - Regional Malls — 0.7%
	98,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	98,612
	172,000	Rouse Co. L.P. 6.7500%, 11/9/15	171,140
			269,752

REIT - Shopping Centers — 0%
	14,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	12,770
Resorts and Theme Parks — 0.1%
	37,000	Vail Resorts, Inc. 6.5000%, 5/1/19 (144A)	36,445
Shipbuilding — 0%
	11,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18 (144A)	10,230
Steel - Producers — 0.2%
	65,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	63,863

Super-Regional Banks — 0.3%
	23,000	KeyCorp 5.1000%, 3/24/21	23,209
	30,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	30,416
	59,000	Wells Fargo & Co. 4.6000%, 4/1/21	63,066
			116,691

Telecommunication Services — 1.0%
	304,000	Qwest Corp. 6.7500%, 12/1/21	297,160
GBP	50,000	Virgin Media Secured Finance PLC 7.0000%, 1/15/18**	79,715
			376,875

Telephone - Integrated — 1.2%
	29,000	CenturyLink, Inc. 5.1500%, 6/15/17	27,227
	28,000	CenturyLink, Inc. 7.6000%, 9/15/39	25,186
	287,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	281,260
	100,000	Virgin Media Finance PLC 9.5000%, 8/15/16**	108,000
			441,673

Transportation - Railroad — 0.6%
	39,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	39,715
	39,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	41,382
	125,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	133,125
			214,222

Transportation - Services — 0%
	13,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	12,857
Total Corporate Bonds (cost $14,838,117)			14,592,229
Foreign Government Bonds — 23.1%
AUD	320,000	Australia Government Bond 4.7500%, 6/15/16	322,220
EUR	29,000	Bundesobligation 4.0000%, 10/11/13**	41,550
EUR	332,000	Bundesobligation 2.0000%, 2/26/16 (144A)**	463,605
EUR	254,000	Bundesrepublik Deutschland 2.5000%, 1/4/21**	360,300
EUR	549,000	Bundesrepublik Deutschland 3.2500%, 7/4/21**	824,769
EUR	133,000	Bundesrepublik Deutschland 3.2500%, 7/4/42**	200,732
EUR	310,000	Bundesschatzanweisungen 1.0000%, 12/14/12**	417,935
CAD	310,000	Canadian Government Bond 2.7500%, 9/1/16**	314,883
CAD	285,000	Canadian Government Bond 4.2500%, 6/1/18**	315,717
CAD	365,000	Canadian Government Bond 3.2500%, 6/1/21**	381,689
NOK	910,000	Kommunalbanken AS 3.0000%, 9/2/16**	155,563
NZD	310,000	New Zealand Government Bond 6.0000%, 5/15/21	264,162
NOK	2,400,000	Norway Government Bond 3.7500%, 5/25/21**	456,284
SEK	4,880,000	Sweden Government Bond 3.0000%, 7/12/16**	762,302
GBP	123,000	United Kingdom Gilt 4.5000%, 3/7/13**	202,484
GBP	101,000	United Kingdom Gilt 2.2500%, 3/7/14**	163,512
GBP	412,000	United Kingdom Gilt 2.0000%, 1/22/16**	662,778
GBP	400,000	United Kingdom Gilt 3.7500%, 9/7/19**	700,728
GBP	597,000	United Kingdom Gilt 3.7500%, 9/7/20**	1,042,179
GBP	170,000	United Kingdom Gilt 3.7500%, 9/7/21**	295,843
GBP	246,000	United Kingdom Gilt 4.2500%, 12/7/40**	432,240
Total Foreign Government Bonds (cost $8,937,624)			8,781,475
U.S. Government Agency Notes — 9.0%
	Fannie Mae:
	30,894	5.0000%, 11/1/33	33,389
	58,293	5.0000%, 12/1/33	63,028
	32,204	5.0000%, 2/1/34	34,820
	64,334	5.5000%, 5/1/35	70,239
	125,458	5.5000%, 4/1/36	136,972
	277,820	5.5000%, 7/1/36	303,492
	259,325	5.5000%, 5/1/37	285,476
	72,524	6.0000%, 5/1/37	79,872
	41,285	5.5000%, 3/1/38	45,448
	34,609	4.5000%, 10/1/40	36,762
	40,528	4.0000%, 12/1/40	42,704
	780,516	4.0000%, 2/1/41	821,567
	32,024	5.0000%, 3/1/41	34,836
	96,714	4.5000%, 4/1/41	103,459
	63,111	5.0000%, 4/1/41	68,001
	80,521	5.0000%, 4/1/41	86,886
	124,959	4.5000%, 10/1/41	132,736
	81,679	5.0000%, 10/1/41	88,007
	Freddie Mac:
	54,812	5.0000%, 1/1/19	59,271
	135,096	6.0000%, 1/1/38	148,677
	33,381	5.5000%, 5/1/38	36,623
	91,120	5.5000%, 10/1/39	99,967
	71,961	4.5000%, 1/1/41	76,182
	97,592	4.5000%, 5/1/41	104,070
	160,498	5.0000%, 5/1/41	172,738
	29,163	4.5000%, 9/1/41	30,873
	63,078	4.0000%, 10/1/41	66,442
	Ginnie Mae:
	130,070	5.5000%, 3/15/36	144,511
Total U.S. Government Agency Notes (cost $3,393,615)			3,407,048
U.S. Treasury Notes/Bonds — 15.4%
U.S. Treasury Notes/Bonds:
	462,000	0.6250%, 12/31/12	464,436
	9,000	1.2500%, 2/15/14	9,188
	225,000	1.0000%, 5/15/14	228,499
	954,000	2.1250%, 12/31/15	1,008,632
	118,000	2.0000%, 1/31/16	124,066
	48,000	2.2500%, 3/31/16	51,026
	339,000	1.0000%, 8/31/16	339,847
	389,000	2.7500%, 12/31/17	423,980
	46,000	2.7500%, 2/28/18	50,129
	130,000	2.3750%, 5/31/18	138,379
	4,000	2.6250%, 11/15/20	4,278
	1,501,000	3.1250%, 5/15/21**	1,665,990
	185,000	2.1250%, 8/15/21	188,267
	107,000	4.7500%, 2/15/41	146,205
	183,000	4.3750%, 5/15/41	236,414
	648,000	3.7500%, 8/15/41	754,415
Total U.S. Treasury Notes/Bonds (cost $5,486,340)			5,833,751
Money Market — 7.7%
	2,908,507	Janus Cash Liquidity Fund LLC, 0% (cost $2,908,507)	2,908,507
Total Investments (total cost $38,143,861) – 100%			$37,970,609

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$1,261,713	3.3%
Bermuda	67,168	0.2%
Canada	1,294,929	3.4%
Cayman Islands	26,880	0.1%
France	667,496	1.8%
Germany	2,308,891	6.1%
Ireland	217,016	0.6%
Italy	57,595	0.1%
Luxembourg	491,562	1.3%
Mexico	396,117	1.0%
Netherlands	953,511	2.5%
New Zealand	264,162	0.7%
Norway	611,847	1.6%
Singapore	96,000	0.2%
Sweden	898,422	2.4%
United Kingdom	6,098,359	16.1%
United States††	22,258,941	58.6%
Total	$37,970,609	100.0%

†† Includes Cash Equivalents (51.0% excluding Cash Equivalents).

Forward Currency Contracts, Open
September 30, 2011 (unaudited)

Counterparty/Currency Sold/(Purchased) and Settlement Date	Currency Units Sold/(Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
British Pound 10/20/11	1,639,000	$2,555,051	$30,621
Canadian Dollar 10/20/11	202,000	192,739	9,773
Euro 10/20/11	(635,000)	(850,520)	(17,372)
Japanese Yen 10/20/11	(576,377,000)	(7,476,665)	(10,312)
Norwegian Krone 10/20/11	3,379,000	575,518	1,793
Swedish Krona 10/20/11	3,795,000	552,846	(5,700)

Total		$(4,451,031)	$8,803
Notes to Schedule of Investments (unaudited)
PLC	Public Limited Company
REIT	Real Estate Investment Trust
**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

ºº Schedule of Fair Valued Securities (as of September 30, 2011)
		Value as a %
		of Investment
	Value	Securities
Janus Global Bond Fund
Dutch MBS BV	$125,923	0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$3,967,663	10.5%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Global Bond Fund
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,400,296	$-

Bank Loan	-	47,303	-

Corporate Bonds	-	14,592,229	-

Foreign Government Bonds	-	8,781,475	-

U.S. Government Agency Notes	-	3,407,048	-

U.S. Treasury Notes/Bonds	-	5,833,751	-

Money Market	-	2,908,507	-

Total Investments in Securities	$-	$37,970,609	$-

Other Financial Instruments(b)	$-	$8,803	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$69,095,626

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Repurchase Agreements — 18.1%
$30,700,000	Credit Suisse Securities (USA) LLC 0.0800%, dated 9/30/11 maturing 10/3/11 to be repurchased at $30,700,205 collateralized by $1,080,915,452 in U.S. Government Agencies 0.0000%-6.2710%, 12/25/11-3/25/39 with a value of $31,314,214	$30,700,000
5,600,000	RBC Capital Markets Corp. 0.0300%, dated 9/30/11 maturing 10/3/11 to be repurchased at $5,600,014 collateralized by $6,915,546 in U.S. Government Agencies 0.6072%-6.0000%, 4/15/18-11/20/39 with a value of $5,712,000	5,600,000
Total Repurchase Agreements (amortized cost $36,300,000)		36,300,000
U.S. Government Agency Notes — 37.6%
Army & Air Force Exchange Services:
5,000,000	0.2500%, 10/18/11β	5,000,000
4,900,000	0.2500%, 10/26/11β	4,900,000
Fannie Mae:
2,233,000	0.1000%, 10/19/11	2,232,906
3,000,000	0.1000%, 11/9/11	2,999,692
2,000,000	0.1300%, 11/30/11	1,999,581
2,000,000	0.0900%, 12/28/11	1,999,570
2,000,000	0.1100%, 1/17/12	1,999,352
3,000,000	0.1100%, 2/1/12	2,999,244
2,250,000	0.1800%, 2/17/12	2,248,458
2,000,000	0.1400%, 3/1/12	1,998,833
Federal Farm Credit Bank:
3,000,000	0.2000%, 3/8/12	2,997,383
Federal Home Loan Bank System:
3,000,000	0.1400%, 10/31/11	2,999,673
6,556,907	0.2200%, 1/15/42	6,556,907
Freddie Mac:
5,000,000	0.1600%, 10/5/11	4,999,956
3,088,000	0.1000%, 10/31/11	3,087,772
1,500,000	0.2200%, 11/2/11	1,499,862
3,000,000	0.1000%, 11/7/11	2,999,708
3,000,000	0.1000%, 11/14/11	2,999,650
2,000,000	0.1200%, 11/21/11	1,999,673
3,000,000	0.1300%, 12/5/11	2,999,344
3,000,000	0.1000%, 12/12/11	2,999,008
3,000,000	0.1100%, 1/23/12	2,998,973
3,000,000	0.1200%, 1/24/12	2,998,870
2,000,000	0.0900%, 1/30/12	1,999,537
3,000,000	0.1300%, 2/8/12	2,998,613
Total U.S. Government Agency Notes (amortized cost $75,512,565)		75,512,565
Variable Rate Demand Agency Notes — 44.3%
1,280,000	A.E. Realty LLC, Series 2003 0.2400%, 10/1/23	1,280,000
1,500,000	Clearwater Solutions LLC 0.3200%, 9/1/21	1,500,000
9,000,000	Cypress Bend Real Estate Development LLC 0.2400%, 4/1/33	9,000,000
6,160,000	Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor Apartments), Series K 0.1700%, 7/15/36	6,160,000
1,585,000	GMC Financing LLC 0.4000%, 6/1/30	1,585,000
3,000,000	Greer Family LLC 0.2400%, 8/1/31	3,000,000
3,135,000	Indian Hills Country Club 0.2400%, 3/1/30	3,135,000
2,500,000	Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas 0.2400%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2700%, 6/1/47	3,745,000
165,000	Lakeshore Professional Properties LLC 0.3200%, 7/1/45	165,000
700,000	Maryland State Community Development Administration Multifamily Development (Crusader-D) 0.1300%, 2/1/41	700,000
28,000,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.2380%, 11/1/35	28,000,000
5,500,000	Mississippi Business Finance Corp. 0.3000%, 9/1/41	5,500,000
4,560,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series A 0.3000%, 3/1/29	4,560,000
4,880,000	Mississippi Business Finance Corp., Mississippi Revenue, (John Fayard), Series B 0.3000%, 3/1/29	4,880,000
2,065,000	New York City Housing Development Corp. Multifamily Revenue (Aldus St. Apartments), Series A 0.1600%, 6/15/37	2,065,000
500,000	Sacramento California Redevelopment Agency 0.2300%, 1/15/36	500,000
1,740,000	Shepherd Capital LLC 0.3200%, 10/1/53	1,740,000
4,500,000	Thomas H. Turner Family Irrevocable Trust 0.2400%, 6/1/20	4,500,000
4,450,000	Tyler Enterprises LLC 0.2400%, 10/1/22	4,450,000
Total Variable Rate Demand Agency Notes (amortized cost $88,965,000)		88,965,000
Total Investments (total amortized cost $200,777,565 ) – 100%		$200,777,565

Notes to Schedule of Investments (unaudited)

β	Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change.  Rates in the security description are as of September 30, 2011.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition.  The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Government Money Market Fund

Repurchase Agreements	$-	$36,300,000	$-
U.S. Government Agency Notes	-	75,512,565	-
Variable Rate Demand Agency Notes	-	88,965,000	-

Total Investments in Securities	$-	$200,777,565	$-

Janus Growth Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100%
Equity Funds — 78.6%
1,642,076	INTECH Risk-Managed Growth Fund - Class I Shares	$19,655,654
2,318,280	INTECH Risk-Managed International Fund - Class I Shares	14,790,627
2,654,801	INTECH Risk-Managed Value Fund - Class I Shares	22,592,356
94,631	Janus Contrarian Fund - Class I Shares	1,071,221
243,614	Janus Fund - Class I Shares	6,197,528
708,142	Janus Global Real Estate Fund - Class I Shares	5,417,289
107,626	Janus Global Select Fund - Class I Shares	986,932
2,801,554	Janus International Equity Fund - Class I Shares	26,362,626
483,566	Janus Overseas Fund - Class I Shares	16,450,923
429,505	Janus Research Fund - Class I Shares	11,154,253
218,273	Janus Triton Fund - Class I Shares	3,258,823
157,290	Janus Twenty Fund - Class D Shares	8,784,622
1,634,461	Perkins Large Cap Value Fund - Class I Shares	19,744,287
212,278	Perkins Mid Cap Value Fund - Class I Shares	4,234,939
193,603	Perkins Small Cap Value Fund - Class I Shares	3,999,832
		164,701,912
Fixed-Income Funds — 21.4%
2,878,164	Janus Flexible Bond Fund - Class I Shares	30,652,445
857,586	Janus Global Bond Fund - Class I Shares	8,876,018
148,614	Janus High-Yield Fund - Class I Shares	1,248,355
1,293,948	Janus Short-Term Bond Fund - Class I Shares	3,946,542
		44,723,360
Total Investments (total cost $206,136,537) – 100%		$209,425,272

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Growth Allocation Fund
Mutual Funds
Equity Funds	$-	$164,701,912	$-
Fixed-Income Funds	-	44,723,360	-
Total Investments in Securities	$-	$209,425,272	$-

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Bank Loans — 4.3%
Advertising Sales — 0.1%
$1,624,723	Visant Corp. 5.2500%, 12/22/16 ‡	$1,479,407
Bicycle Manufacturing — 0.1%
1,485,000	SRAM Corp. 8.5000%, 12/7/18 ‡	1,462,725
Broadcast Services and Programming — 0.6%
10,685,000	Hubbard Broadcasting, Inc. 8.7500%, 4/30/18 ‡	10,404,519
Building - Residential and Commercial — 0.1%
1,800,488	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,737,470
Building Products - Air and Heating — 0.3%
1,428,590	Goodman Global, Inc. 5.7500%, 10/28/16 ‡	1,409,847
3,283,000	Goodman Global, Inc. 9.0000%, 10/30/17 ‡	3,284,641
		4,694,488
Casino Hotels — 1.3%
14,257,000	Caesars Entertainment Corp. 9.2500%, 4/25/17 ‡	13,479,993
7,787,000	MGM Resorts International 7.0000%, 2/21/14 ‡	7,323,674
		20,803,667
Casino Services — 0.1%
2,311,126	CCM Merger, Inc. 7.0000%, 3/1/17 ‡	2,240,637
Food - Canned — 0.5%
7,927,000	Del Monte Foods Co. 4.5000%, 3/8/18 ‡	7,352,293
Food - Retail — 0.1%
1,504,000	Great Atlantic & Pacific Tea Co. 8.7500%, 6/14/12 ‡	1,497,728
Investment Companies — 0.3%
5,453,855	Fox Acquisition LLC 4.7500%, 7/7/15 ‡	5,181,162
Medical - Drugs — 0%
591,000	Capsugel Holdings US, Inc. 0%, 7/6/18 ‡	580,132
Medical - Outpatient and Home Medical Care — 0.3%
4,805,850	Res-Care, Inc. 7.2500%, 12/22/16 ‡	4,613,616
Retail - Pet Food and Supplies — 0.2%
2,957,130	Petco Animal Supplies, Inc. 4.5000%, 11/24/17 ‡	2,792,270
Retail - Restaurants — 0.1%
2,396,955	Burger King Corp. 4.5000%, 10/19/16 ‡	2,309,179
Toys — 0.2%
3,555,307	Oriental Trading Co., Inc. 7.0000%, 2/11/17 ‡	3,333,101
Total Bank Loans (cost $73,643,238)		70,482,394
Common Stock — 0.5%
Telephone - Integrated — 0.5%
242,842	CenturyLink, Inc. (cost $6,035,889)	8,042,927
Corporate Bonds — 89.8%
Advertising Services — 0.5%
2,434,000	Checkout Holding Corp. 0%, 11/15/15(144A)	1,326,530
7,789,000	Visant Corp. 10.0000%, 10/1/17	7,204,825
		8,531,355
Aerospace and Defense — 2.3%
37,738,000	ADS Tactical, Inc. 11.0000%, 4/1/18(144A)	36,983,240
Aerospace and Defense – Equipment — 0.9%
14,605,000	TransDigm, Inc. 7.7500%, 12/15/18	14,860,588
Agricultural Chemicals — 1.2%
1,146,000	CF Industries, Inc. 6.8750%, 5/1/18	1,279,222
12,049,000	CF Industries, Inc. 7.1250%, 5/1/20	13,720,799
4,276,000	Phibro Animal Health Corp. 9.2500%, 7/1/18(144A)	4,179,790
		19,179,811
Airlines — 0.6%
1,096,000	Delta Air Lines, Inc. 9.5000%, 9/15/14(144A)	1,128,880
4,407,000	United Air Lines, Inc. 9.8750%, 8/1/13(144A)	4,517,175
4,276,000	United Air Lines, Inc. 12.0000%, 11/1/13(144A)	4,329,450
		9,975,505
Apparel Manufacturers — 1.4%
6,659,000	Levi Strauss & Co. 8.8750%, 4/1/16	6,725,590
6,109,000	Levi Strauss & Co. 7.6250%, 5/15/20	5,681,370
11,360,000	Quiksilver, Inc. 6.8750%, 4/15/15	10,351,800
		22,758,760
Automotive - Cars and Light Trucks — 0.4%
6,150,000	Ford Motor Co.** 7.4500%, 7/16/31	6,942,612
Automotive - Truck Parts and Equipment - Original — 1.6%
3,055,000	Accuride Corp. 9.5000%, 8/1/18	2,810,600
10,722,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17(144A)	11,150,880
3,641,000	International Automotive Components Group S.L. 9.1250%, 6/1/18(144A)	3,404,335
4,123,000	Pinafore LLC / Pinafore, Inc. 9.0000%, 10/1/18(144A)	4,226,075
4,582,000	Tenneco, Inc. 7.7500%, 8/15/18	4,604,910
		26,196,800
Automotive - Truck Parts and Equipment - Replacement — 0.3%
4,869,000	Exide Technologies 8.6250%, 2/1/18	4,528,170
Beverages - Wine and Spirits — 1.2%
1,222,000	Constellation Brands, Inc. 8.3750%, 12/15/14	1,341,145
16,495,000	Pernod-Ricard S.A. 5.7500%, 4/7/21(144A)	18,079,394
		19,420,539
Broadcast Services and Programming — 0.7%
9,081,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19(144A)	8,990,190
3,055,000	XM Satellite Radio , Inc. 7.6250%, 11/1/18(144A)	3,085,550
		12,075,740
Building - Residential and Commercial — 1.4%
6,109,000	Lennar Corp. 5.6000%, 5/31/15	5,559,190
7,331,000	M/I Homes, Inc. 8.6250%, 11/15/18	6,597,900
6,109,000	Meritage Homes Corp. 6.2500%, 3/15/15	5,864,640
6,066,000	Shea Homes L.P. / Shea Homes Funding Corp. 8.6250%, 5/15/19(144A)	4,974,120
		22,995,850
Building and Construction - Miscellaneous — 0.3%
4,887,000	American Residential Services LLC 12.0000%, 4/15/15(144A)	4,972,523
Building and Construction Products - Miscellaneous — 0.7%
9,775,000	Ply Gem Industries, Inc. 13.1250%, 7/15/14	9,274,031
3,044,000	Ply Gem Industries, Inc. 8.2500%, 2/15/18	2,480,860
		11,754,891
Building Products - Cement and Aggregate — 0.6%
10,949,000	Cemex Espana Luxembourg 9.2500%, 5/12/20(144A)	7,116,850
2,963,000	Cemex S.A.B. de C.V. 5.3007%, 9/30/15(144A) ‡	1,777,800
		8,894,650
Building Products - Doors and Windows — 0.3%
6,084,000	Masonite International Corp. 8.2500%, 4/15/21(144A)	5,490,810
Building Products - Wood — 0.6%
9,268,000	Boise Cascade LLC 7.1250%, 10/15/14	8,966,790
Cable/Satellite Television — 1.9%
9,775,000	Block Communications, Inc. 8.2500%, 12/15/15(144A)	9,799,437
15,884,000	Ono Finance II PLC 10.8750%, 7/15/19(144A)	11,118,800
10,342,000	Unitymedia Hessen/Unitymedia NRW 8.1250%, 12/1/17(144A)	10,342,000
		31,260,237
Casino Hotels — 5.7%
12,167,000	Ameristar Casinos, Inc. 7.5000%, 4/15/21(144A)	11,771,572
3,666,000	Boyd Gaming Corp. 6.7500%, 4/15/14	3,152,760
2,444,000	Caesars Entertainment Operating Co., Inc. 11.2500%, 6/1/17	2,465,385
1,833,000	Caesars Entertainment Operating Co., Inc. 12.7500%, 4/15/18	1,241,858
26,046,000	Caesars Entertainment Operating Co., Inc. 10.0000%, 12/15/18	15,497,370
3,044,000	CityCenter Holdings LLC / CityCenter Finance Corp. 7.6250%, 1/15/16(144A)	2,861,360
4,411,000	MGM Mirage 10.3750%, 5/15/14	4,813,504
11,674,000	MGM Mirage 4.2500%, 4/15/15	10,258,527
10,369,000	MGM Mirage 7.5000%, 6/1/16	8,995,107
4,250,000	MGM Mirage 11.1250%, 11/15/17	4,664,375
3,360,000	MGM Mirage 11.3750%, 3/1/18	3,360,000
6,109,000	MGM Mirage 9.0000%, 3/15/20	6,345,724
7,871,000	MGM Resorts International 6.6250%, 7/15/15	6,670,673
10,705,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.7500%, 8/15/20	11,240,250
		93,338,465
Casino Services — 0.3%
3,695,000	International Game Technology 3.2500%, 5/1/14	4,226,156
Cellular Telecommunications — 0.9%
4,582,000	Sprint Nextel Corp. 6.0000%, 12/1/16	3,940,520
11,760,000	Sprint Nextel Corp. 8.3750%, 8/15/17	10,936,800
		14,877,320
Chemicals - Diversified — 2.3%
26,873,000	LBI Escrow Corp. 8.0000%, 11/1/17(144A)	28,955,657
7,561,000	Lyondell Chemical Co. 11.0000%, 5/1/18	8,165,880
		37,121,537
Chemicals - Specialty — 0.4%
7,331,000	Vertellus Specialties, Inc. 9.3750%, 10/1/15(144A)	6,414,625
Commercial Banks — 2.7%
4,161,348	CIT Group, Inc. 7.0000%, 5/1/14	4,244,575
6,831,000	CIT Group, Inc. 7.0000%, 5/4/15(144A)	6,779,767
27,827,000	CIT Group, Inc. 7.0000%, 5/1/17**	26,992,190
6,398,000	CIT Group, Inc. 6.6250%, 4/1/18(144A)	6,366,010
		44,382,542
Commercial Services — 1.4%
4,748,000	ARAMARK Holdings Corp. 8.6250%, 5/1/16(144A)	4,676,780
5,579,000	Iron Mountain, Inc. 7.7500%, 10/1/19	5,537,157
1,824,000	Iron Mountain, Inc. 8.0000%, 6/15/20	1,833,120
10,665,000	Iron Mountain, Inc. 8.3750%, 8/15/21	10,878,300
		22,925,357
Commercial Services - Finance — 0.8%
12,219,000	Cardtronics, Inc. 8.2500%, 9/1/18	12,707,760
Consumer Products - Miscellaneous — 0.8%
5,804,000	Reynolds Group Issuer, Inc. 7.1250%, 4/15/19(144A)	5,397,720
3,055,000	Reynolds Group Issuer, Inc. 9.0000%, 4/15/19(144A)	2,596,750
2,138,000	Reynolds Group Issuer, Inc. 7.8750%, 8/15/19(144A)	2,063,170
3,910,000	Reynolds Group Issuer, Inc. 9.8750%, 8/15/19(144A)	3,440,800
		13,498,440
Containers - Metal and Glass — 0.7%
4,887,000	Ardagh Packaging Finance PLC 7.3750%, 10/15/17(144A)	4,667,085
8,248,000	Ardagh Packaging Finance PLC 9.1250%, 10/15/20(144A)	7,423,200
		12,090,285
Containers - Paper and Plastic — 0.9%
5,752,000	Graham Packaging Co. L.P. / GPC Capital Corp. 8.2500%, 10/1/18	5,780,760
6,109,000	Graphic Packaging International, Inc. 7.8750%, 10/1/18	6,261,725
2,789,000	Sealed Air Corp 8.1250%, 9/15/19(144A)	2,816,890
		14,859,375
Cosmetics and Toiletries — 0.1%
1,826,000	Elizabeth Arden, Inc. 7.3750%, 3/15/21	1,826,000
Cruise Lines — 0.2%
3,955,000	NCL Corp., Ltd. 9.5000%, 11/15/18(144A)	3,994,550
Data Processing and Management — 0.2%
4,660,000	First Data Corp. 11.2500%, 3/31/16**	3,145,500
Dialysis Centers — 0.1%
2,138,000	Fresenius Medical Care US Finance, Inc. 6.5000%, 9/15/18(144A)	2,170,070
Direct Marketing — 0.8%
9,775,000	Affinion Group Holdings, Inc. 11.6250%, 11/15/15	7,526,750
6,978,000	Affinion Group, Inc. 11.5000%, 10/15/15	5,442,840
		12,969,590
Distribution/Wholesale — 0.5%
3,879,000	Ace Hardware Corp. 9.1250%, 6/1/16(144A)	4,024,463
4,887,000	McJunkin Red Man Corp. 9.5000%, 12/15/16	4,471,605
		8,496,068
Diversified Banking Institutions — 0.7%
12,524,000	Ally Financial, Inc. 7.5000%, 9/15/20	11,334,220
Diversified Minerals — 0.9%
15,365,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15(144A)	14,289,450
Diversified Operations — 0.4%
7,301,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	6,826,435
Diversified Operations - Commercial Services — 0.4%
6,506,000	ARAMARK Corp. 8.5000%, 2/1/15	6,587,325
Electric - Generation — 0.6%
2,444,000	AES Corp. 9.7500%, 4/15/16	2,627,300
6,941,000	AES Corp. 8.0000%, 10/15/17	6,975,705
		9,603,005
Electric - Integrated — 1.0%
6,109,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16(144A)	6,261,725
10,617,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18(144A)	9,714,555
		15,976,280
Electronic Components – Semiconductors — 1.0%
9,714,000	Advanced Micro Devices, Inc. 8.1250%, 12/15/17	9,714,000
6,720,000	STATS ChipPAC, Ltd. 7.5000%, 8/12/15(144A)	6,451,200
		16,165,200
Engines - Internal Combustion — 0.3%
5,543,000	Briggs & Stratton Corp. 6.8750%, 12/15/20	5,598,430
Enterprise Software/Services — 0.7%
12,109,000	Softbrands, Inc. / Atlantis Merger Sub, Inc. 11.5000%, 7/15/18(144A)	10,777,010
Finance - Auto Loans — 1.2%
5,804,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	6,153,418
2,444,000	Ford Motor Credit Co. LLC 8.7000%, 10/1/14	2,640,078
9,164,000	Ford Motor Credit Co. LLC 8.1250%, 1/15/20	10,396,118
		19,189,614
Finance - Consumer Loans — 1.0%
15,694,000	AGFC Capital Trust I 6.0000%, 1/15/67(144A) ‡	7,062,300
13,425,000	Springleaf Finance Corp 6.9000%, 12/15/17	9,666,000
		16,728,300
Finance - Investment Bankers/Brokers — 0.4%
5,730,000	E*Trade Financial Corp. 6.7500%, 6/1/16	5,715,675
Finance - Leasing Companies — 0.6%
9,829,000	International Lease Finance Corp. 8.7500%, 3/15/17	9,878,145
Food - Canned — 0.3%
5,195,000	Del Monte Foods, Co. 7.6250%, 2/15/19(144A)	4,389,775
Food - Dairy Products — 0.9%
14,915,000	Dean Foods Co. 9.7500%, 12/15/18	15,101,437
Food - Meat Products — 0.5%
3,562,000	Smithfield Foods Inc. 4.0000%, 6/30/13	3,931,558
3,261,000	Smithfield Foods, Inc. 10.0000%, 7/15/14	3,701,235
		7,632,793
Food - Miscellaneous/Diversified — 1.1%
5,422,000	Dole Food Co., Inc. 8.7500%, 7/15/13	5,638,880
5,694,000	Dole Food Co., Inc. 13.8750%, 3/15/14	6,605,040
5,193,000	Dole Foods Co. 8.0000%, 10/1/16(144A)	5,309,842
		17,553,762
Food - Retail — 0.4%
3,238,000	Stater Bros Holdings, Inc. 7.7500%, 4/15/15	3,302,760
2,435,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	2,483,700
		5,786,460
Gambling - Non-Hotel — 0.5%
5,859,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	5,727,173
3,044,000	Pinnacle Entertainment, Inc. 8.7500%, 5/15/20	2,838,530
		8,565,703
Health Care Cost Containment — 0.3%
4,544,000	ExamWorks Group, Inc. 9.0000%, 7/15/19(144A)	4,248,640
Home Furnishings — 0.5%
8,248,000	Norcraft Cos. L.P. / Norcraft Finance Corp. 10.5000%, 12/15/15	7,526,300
Hotels and Motels — 0.2%
2,327,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,495,708
Independent Power Producer — 1.2%
6,415,000	Calpine Corp. 7.8750%, 7/31/20(144A)	6,190,475
6,415,000	NRG Energy, Inc. 7.3750%, 1/15/17	6,615,469
6,415,000	NRG Energy, Inc. 8.5000%, 6/15/19	6,190,475
		18,996,419
Machine Tools and Related Products — 0.2%
3,043,000	Thermadyne Holdings Corp. 9.0000%, 12/15/17	2,982,140
Machinery - Farm — 0.1%
1,833,000	Case New Holland, Inc. 7.8750%, 12/1/17	1,952,145
Medical - Hospitals — 1.7%
5,447,000	HCA, Inc. 6.5000%, 2/15/20	5,324,442
8,817,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.3750%, 5/15/19(144A)	7,141,770
4,870,000	LifePoint Hospitals, Inc. 6.6250%, 10/1/20	4,796,950
10,652,000	Universal Health Services, Inc. 7.0000%, 10/1/18	10,399,015
42,000	Vanguard Health Systems, Inc. 0%, 2/1/16	27,300
		27,689,477
Medical - Outpatient and Home Medical Care — 0%
608,000	Res-Care, Inc. 10.7500%, 1/15/19	589,760
Medical Labs and Testing Services — 0.3%
4,260,000	Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.7500%, 1/15/18(144A)	4,132,200
Motion Pictures and Services — 0.9%
14,599,000	Lions Gate Entertainment, Inc. 10.2500%, 11/1/16(144A)	14,015,040
Office Furnishings - Original — 0.3%
5,562,000	Interface, Inc. 7.6250%, 12/1/18	5,562,000
Office Supplies and Forms — 0.4%
5,498,000	ACCO Brands Corp. 10.6250%, 3/15/15	5,910,350
Oil - Field Services — 0.6%
1,637,000	Basic Energy Services, Inc. 7.1250%, 4/15/16	1,555,150
2,739,000	Basic Energy Services, Inc. 7.7500%, 2/15/19(144A)	2,602,050
1,522,000	Calfrac Holdings L.P. 7.5000%, 12/1/20(144A)	1,438,290
4,261,000	Key Energy Services, Inc. 6.7500%, 3/1/21	4,101,213
		9,696,703
Oil and Gas Drilling — 0.1%
1,513,000	Precision Drilling Corp. 6.5000%, 12/15/21(144A)	1,490,305
Oil Companies - Exploration and Production — 8.2%
3,027,000	Antero Resources Finance Corp. 7.2500%, 8/1/19(144A)	2,875,650
3,055,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	3,055,000
7,304,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	6,664,900
3,360,000	Chesapeake Energy Corp. 6.8750%, 11/15/20	3,511,200
13,071,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	13,169,032
4,887,000	Continental Resources, Inc. 8.2500%, 10/1/19	5,229,090
3,055,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,085,550
3,044,000	Denbury Resources, Inc. 6.3750%, 8/15/21	2,952,680
8,824,000	EV Energy Partners L.P. / EV Energy Finance Corp 8.0000%, 4/15/19(144A)	8,515,160
4,933,000	Harvest Operations Corp. 6.8750%, 10/1/17(144A)	4,933,000
3,055,000	Hilcorp Energy I L.P. / Hilcorp Finance Co. 7.6250%, 4/15/21(144A)	3,070,275
1,820,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19(144A)	1,674,400
4,887,000	Linn Energy LLC / Linn Energy Finance Corp. 7.7500%, 2/1/21(144A)	4,887,000
6,603,000	Newfield Exploration Co. 5.7500%, 1/30/22	6,528,716
6,923,000	OGX Petroleo e Gas Participacoes S.A. 8.5000%, 6/1/18(144A)	6,196,085
3,055,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	3,490,338
16,355,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	18,562,925
12,171,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	11,942,794
5,498,000	SandRidge Energy, Inc. 9.8750%, 5/15/16(144A)	5,662,940
2,435,000	SM Energy Co. 6.6250%, 2/15/19(144A)	2,422,825
8,703,000	Stone Energy Corp. 6.7500%, 12/15/14	8,354,880
6,087,000	Venoco, Inc. 8.8750%, 2/15/19	5,234,820
1,142,000	W&T Offshore, Inc. 8.5000%, 6/15/19(144A)	1,107,740
		133,127,000
Oil Field Machinery and Equipment — 0.5%
9,403,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21(144A)	8,838,820
Oil Refining and Marketing — 0.2%
2,435,000	Frontier Oil Corp. 6.8750%, 11/15/18	2,459,350
Paper and Related Products — 0.5%
8,560,000	Longview Fibre Paper & Packaging, Inc. 8.0000%, 6/1/16(144A)	8,303,200
Pharmacy Services — 1.1%
18,107,000	Omnicare, Inc. 7.7500%, 6/1/20	18,469,140
Physical Therapy and Rehabilitation Centers — 0.5%
6,087,000	Healthsouth Corp. 7.2500%, 10/1/18	5,782,650
3,043,000	Healthsouth Corp. 7.7500%, 9/15/22	2,761,523
		8,544,173
Pipelines — 2.2%
3,043,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19(144A)	2,951,710
12,646,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	12,962,150
6,169,000	El Paso Corp. 6.5000%, 9/15/20	6,587,863
9,059,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,074,853
3,666,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	3,775,980
		35,352,556
Printing - Commercial — 1.2%
13,235,000	American Reprographics Co. 10.5000%, 12/15/16	11,911,500
9,759,000	Cenveo Corp. 8.8750%, 2/1/18	7,685,212
		19,596,712
Publishing - Books — 1.0%
3,910,000	Cengage Learning Acquisitions, Inc. 10.5000%, 1/15/15(144A)	2,502,400
24,640,000	Cengage Learning Acquisitions, Inc. 13.2500%, 7/15/15(144A) ‡	14,044,800
		16,547,200
Publishing - Newspapers — 0.2%
3,666,000	Gannett Co., Inc. 6.3750%, 9/1/15(144A)	3,647,633
Publishing - Periodicals — 0.6%
1,984,000	Nielson Finance Co. LLC 11.5000%, 5/1/16	2,251,840
7,331,000	Nielson Finance Co. LLC 7.7500%, 10/15/18	7,477,620
		9,729,460
Radio — 0.7%
10,386,000	Sirius XM Radio, Inc. 8.7500%, 4/1/15(144A)	11,242,845
Real Estate Management/Services — 1.0%
16,673,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19(144A)	15,547,572
REIT - Office Property — 1.1%
16,495,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	18,643,721
Rental Auto/Equipment — 0.4%
3,360,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.7500%, 5/15/16	3,242,400
3,971,000	Hertz Corp. 7.5000%, 10/15/18	3,792,305
		7,034,705
Resorts and Theme Parks — 0.7%
12,179,000	Vail Resorts, Inc. 6.5000%, 5/1/19(144A)	11,996,315
Retail - Apparel and Shoe — 0.6%
2,435,000	J.Crew Group, Inc. 8.1250%, 3/1/19	2,039,313
6,901,000	PVH Corp. 7.3750%, 5/15/20	7,194,292
		9,233,605
Retail - Arts and Crafts — 0.6%
8,858,000	Michael's Stores, Inc. 11.3750%, 11/1/16	8,968,725
Retail - Leisure Products — 0.2%
3,801,000	Steinway Musical Instruments 7.0000%, 3/1/14(144A)	3,801,000
Retail - Propane Distribution — 1.1%
1,833,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 9.1250%, 10/1/17	1,851,330
4,818,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 8.6250%, 6/15/20	4,673,460
9,164,000	Inergy L.P. 7.0000%, 10/1/18	8,614,160
2,993,000	Inergy L.P. 6.8750%, 8/1/21	2,723,630
		17,862,580
Retail - Regional Department Stores — 0.7%
5,193,000	Macy's Retail Holdings, Inc. 7.4500%, 7/15/17	6,123,892
5,498,000	Neiman Marcus Group, Inc. 10.3750%, 10/15/15	5,552,980
		11,676,872
Retail - Restaurants — 1.4%
3,055,000	DineEquity, Inc. 9.5000%, 10/30/18	3,032,088
4,582,000	Landry's Holdings, Inc. 11.5000%, 6/1/14(144A)	4,238,350
1,826,000	Landry's Restaurants, Inc. 11.6250%, 12/1/15(144A)	1,835,130
6,109,000	Landry's Restaurants, Inc. 11.6250%, 12/1/15	6,139,545
7,331,000	OSI Restaurant Partners, Inc. 10.0000%, 6/15/15	7,312,672
		22,557,785
Retail - Sporting Goods — 0%
605,000	Academy, Ltd. / Academy Finance Corp. 9.2500%, 8/1/19(144A)	562,650
Retail - Toy Store — 0.2%
3,055,000	Toys R Us Property Co. LLC 8.5000%, 12/1/17	2,978,625
Satellite Telecommunications — 0.6%
3,651,000	Intelsat Jackson Holdings S.A. 7.2500%, 4/1/19(144A)	3,386,303
2,444,000	Intelsat Jackson Holdings S.A. 7.2500%, 10/15/20(144A)	2,254,590
4,260,000	Intelsat Jackson Holdings S.A. 7.5000%, 4/1/21(144A)	3,961,800
		9,602,693
Security Services — 0.5%
7,331,000	Garda World Security Corp. 9.7500%, 3/15/17(144A)	7,477,620
Semiconductor Equipment — 0.7%
12,752,000	Sensata Technologies Holding N.V. 6.5000%, 5/15/19(144A)	12,114,400
Shipbuilding — 0.8%
11,052,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18(144A)	10,278,360
2,425,000	Huntington Ingalls Industries, Inc. 7.1250%, 3/15/21(144A)	2,249,188
		12,527,548
Special Purpose Entity — 0.9%
16,243,000	CCM Merger, Inc. 8.0000%, 8/1/13(144A)	15,349,635
Telecommunication Services — 0.8%
4,700,000	Clearwire Communications LLC 12.0000%, 12/1/15(144A)	3,983,250
3,653,000	Level 3 Communications, Inc. 11.8750%, 2/1/19(144A)	3,470,350
5,498,000	Qwest Corp. 8.3750%, 5/1/16	6,034,055
		13,487,655
Telephone - Integrated — 3.1%
7,272,000	Level 3 Escrow, Inc. 8.1250%, 7/1/19(144A)	6,426,630
8,248,000	Level 3 Financing, Inc. 10.0000%, 2/1/18	7,918,080
12,173,000	Level 3 Financing, Inc. 9.3750%, 4/1/19(144A)	11,320,890
15,776,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	15,460,480
4,276,000	Virgin Media Finance PLC 8.3750%, 10/15/19	4,543,250
4,271,000	Windstream Corp. 7.7500%, 10/15/20	4,164,225
		49,833,555
Theaters — 0.4%
7,088,000	National Cinemedia LLC 7.8750%, 7/15/21	7,017,120
Transportation - Air Freight — 0.4%
6,698,000	AMGH Merger Sub, Inc. 9.2500%, 11/1/18(144A)	6,698,000
Transportation - Railroad — 0.8%
1,522,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	1,476,340
2,613,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	2,782,845
7,207,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	7,423,210
1,326,000	Kansas City Southern Railway 13.0000%, 12/15/13	1,518,270
		13,200,665
Transportation - Truck — 0.5%
9,739,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	8,667,710
Total Corporate Bonds (cost $1,518,841,584)		1,462,517,562
Preferred Stock — 1.5%
Diversified Banking Institutions — 0.6%
236,450	GMAC Capital Trust I, 8.1250%	4,315,213
445,975	Royal Bank of Scotland Group PLC, 7.1250%	5,373,999
		9,689,212
Diversified Financial Services — 0.5%
326,325	Citigroup Capital, 7.8750%	8,618,243
Electric - Integrated — 0.2%
59,000	PPL Corp., 8.7500%	3,209,010
Special Purpose Entity — 0.2%
361,215	Dole Food Automatic Exchange, 7.0000%§	3,538,787
Total Preferred Stock (cost $30,284,776)		25,055,252
Money Market — 3.9%
63,518,827	Janus Cash Liquidity Fund LLC, 0% (cost $63,518,827)	63,518,827
Total Investments (total cost $1,692,324,314) – 100%		$1,629,616,962

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$14,289,450	0.9%
Bermuda	3,994,550	0.3%
Brazil	6,196,085	0.4%
Canada	19,391,735	1.2%
France	18,079,394	1.1%
Germany	10,342,000	0.6%
Ireland	23,209,085	1.4%
Luxembourg	9,602,693	0.6%
Mexico	11,983,855	0.7%
Netherlands	12,114,400	0.7%
Singapore	6,451,200	0.4%
Spain	10,521,185	0.7%
United Kingdom	9,917,249	0.6%
United States††	1,473,524,081	90.4%
Total	$1,629,616,962	100.0%

††  Includes Cash Equivalents (86.5% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of September 30, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus High-Yield Fund
Dole Food Automatic Exchange, 7.0000%	10/22/2009	4,515,188	3,538,787	0.2%

The Fund has registration rights for certain restricted securities held as of September 30, 2011.  The issuer incurs all registration costs.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$588,757,441	36.1%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus High-Yield Fund

Bank Loans	$-	$70,482,394	$-
Common Stock	8,042,927	-	-
Corporate Bonds	-	1,462,517,562	-
Preferred Stock	-	25,055,252	-

Money Market	-	63,518,827	-

Total Investments in Securities	$8,042,927	$1,621,574,035	$-
(a) Includes fair value factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$29,009,000

INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.1%
Aerospace and Defense — 1.0%
1,100	Boeing Co.	$66,561
4,200	Lockheed Martin Corp.	305,088
21,200	Northrop Grumman Corp.	1,105,792
10,200	Raytheon Co.	416,874
15,300	Rockwell Collins, Inc.	807,228
		2,701,543
Aerospace and Defense – Equipment — 0.1%
3,600	United Technologies Corp.	253,296
Apparel Manufacturers — 0.4%
8,500	Coach, Inc.	440,555
2,800	Ralph Lauren Corp.	363,160
3,100	VF Corp.	376,712
		1,180,427
Applications Software — 0.9%
44,500	Intuit, Inc.	2,111,080
11,900	Microsoft Corp.	296,191
		2,407,271
Athletic Footwear — 0.1%
2,600	NIKE, Inc. - Class B	222,326
Beverages - Non-Alcoholic — 0.8%
4,700	Coca-Cola Co.	317,532
37,700	Coca-Cola Enterprises, Inc.	937,976
24,200	Dr. Pepper Snapple Group, Inc.	938,476
2,300	PepsiCo, Inc.	142,370
		2,336,354
Beverages - Wine and Spirits — 0.2%
8,600	Brown-Forman Corp. - Class B	603,204
Building - Residential and Commercial — 0%
8,900	Lennar Corp. - Class A	120,506
Cable/Satellite Television — 3.0%
68,000	Cablevision Systems New York Group - Class A	1,069,640
34,600	Comcast Corp. - Class A	723,140
139,400	DIRECTV - Class A*	5,889,650
11,800	Time Warner Cable, Inc. - Class A	739,506
		8,421,936
Casino Hotels — 0.1%
1,600	Wynn Resorts, Ltd.	184,128
Cellular Telecommunications — 0.3%
16,500	MetroPCS Communications, Inc.*	143,715
219,000	Sprint Nextel Corp.*	665,760
		809,475
Chemicals - Diversified — 1.0%
69,300	E.I. du Pont de Nemours & Co.	2,769,921
Chemicals - Specialty — 1.0%
39,200	Eastman Chemical Co.	2,686,376
2,400	International Flavors & Fragrances, Inc.	134,928
		2,821,304
Coal — 0%
3,800	Consol Energy, Inc.	128,934
Coatings and Paint Products — 0.4%
14,500	Sherwin-Williams Co.	1,077,640
Commercial Banks — 0.4%
13,500	BB&T Corp.	287,955
18,500	First Horizon National Corp.	110,260
5,000	M&T Bank Corp.	349,500
26,700	Zions Bancorp.	375,669
		1,123,384
Commercial Services — 0.4%
31,300	Iron Mountain, Inc.	989,706
Commercial Services - Finance — 1.3%
12,300	Automatic Data Processing, Inc.	579,945
42,400	H&R Block, Inc.	564,344
500	MasterCard, Inc. - Class A	158,580
50,700	Moody's Corp.	1,543,815
22,600	Paychex, Inc.	595,962
2,300	Total System Services, Inc.	38,939
1,400	Visa, Inc. - Class A	120,008
4,700	Western Union Co.	71,863
		3,673,456
Computer Services — 3.8%
17,900	Accenture, Ltd. - Class A (U.S. Shares)	942,972
105,900	Cognizant Technology Solutions Corp.*	6,639,930
17,300	International Business Machines Corp.	3,028,019
		10,610,921
Computers — 5.7%
41,600	Apple, Inc.*	15,857,088
8,300	Dell, Inc.*	117,445
		15,974,533
Computers - Integrated Systems — 0.2%
10,100	Teradata Corp.*	540,653
Computers - Memory Devices — 0.1%
8,200	EMC Corp.*	172,118
3,400	NetApp, Inc.*	115,396
		287,514
Consumer Products - Miscellaneous — 0.6%
26,800	Fortune Brands, Inc.	1,449,344
4,200	Kimberly-Clark Corp.	298,242
		1,747,586
Containers - Metal and Glass — 0.1%
9,600	Ball Corp.	297,792
Cosmetics and Toiletries — 1.8%
2,400	Colgate-Palmolive Co.	212,832
55,100	Estee Lauder Cos., Inc. - Class A	4,839,984
2,100	Procter & Gamble Co.	132,678
		5,185,494
Data Processing and Management — 0.1%
900	Dun & Bradstreet Corp.	55,134
5,400	Fidelity National Information Services, Inc.	131,328
		186,462
Dental Supplies and Equipment — 0.1%
2,900	Dentsply International, Inc.	89,001
6,700	Patterson Cos., Inc.	191,821
		280,822
Dialysis Centers — 0%
1,500	DaVita, Inc.*	94,005
Disposable Medical Products — 0.2%
4,800	C.R. Bard, Inc.	420,192
Distribution/Wholesale — 0.1%
2,600	Fastenal Co.	86,528
1,900	W.W. Grainger, Inc.	284,126
		370,654
Diversified Banking Institutions — 0.3%
28,926	JPMorgan Chase & Co.	871,251
Diversified Operations — 2.9%
6,700	Danaher Corp.	280,998
114,200	Eaton Corp.	4,054,100
39,500	General Electric Co.	601,980
11,900	Honeywell International, Inc.	522,529
48,300	Leucadia National Corp.	1,095,444
16,200	Parker Hannifin Corp.	1,022,706
15,200	Tyco International, Ltd. (U.S. Shares)	619,400
		8,197,157
E-Commerce/Products — 0.6%
7,600	Amazon.com, Inc.*	1,643,348
E-Commerce/Services — 1.8%
52,800	eBay, Inc.*	1,557,072
7,800	Priceline.com, Inc.*	3,505,788
		5,062,860
Electric - Integrated — 3.5%
1,900	American Electric Power Co., Inc.	72,238
46,600	CMS Energy Corp.	922,214
9,200	Consolidated Edison, Inc.	524,584
19,900	Constellation Energy Group, Inc.	757,394
11,700	Dominion Resources, Inc.	594,009
2,800	DTE Energy Co.	137,256
28,100	Duke Energy Corp.	561,719
1,900	Edison International	72,675
2,200	Exelon Corp.	93,742
29,300	FirstEnergy Corp.	1,315,863
47,100	Northeast Utilities	1,584,915
2,200	Pepco Holdings, Inc.	41,624
2,700	PG&E Corp.	114,237
16,000	Pinnacle West Capital Corp.	687,040
8,900	PPL Corp.	254,006
24,300	Progress Energy, Inc.	1,256,796
1,600	SCANA Corp.	64,720
1,500	Southern Co.	63,555
8,600	TECO Energy, Inc.	147,318
17,800	Wisconsin Energy Corp.	556,962
		9,822,867
Electronic Components – Semiconductors — 1.6%
12,000	Altera Corp.	378,360
5,400	Intel Corp.	115,182
17,700	LSI Corp.*	91,686
56,600	Nvidia Corp.*	707,500
118,600	Texas Instruments, Inc.	3,160,690
		4,453,418
Electronic Measuring Instruments — 0.6%
51,500	Agilent Technologies, Inc.*	1,609,375
5,200	FLIR Systems, Inc.	130,260
		1,739,635
Electronics - Military — 0.1%
3,400	L-3 Communications Holdings, Inc.	210,698
Engineering - Research and Development Services — 0.1%
3,400	Fluor Corp.	158,270
Enterprise Software/Services — 0.1%
4,900	Oracle Corp.	140,826
Entertainment Software — 0.1%
17,800	Electronic Arts, Inc.*	364,010
Filtration and Separations Products — 0.4%
27,000	Pall Corp.	1,144,800
Finance - Consumer Loans — 0%
9,400	SLM Corp.	117,030
Finance - Credit Card — 0.3%
9,900	American Express Co.	444,510
21,400	Discover Financial Services	490,916
		935,426
Finance - Other Services — 0.5%
21,100	NASDAQ Stock Market, Inc.*	488,254
34,200	NYSE Euronext	794,808
		1,283,062
Food - Confectionary — 1.2%
11,600	Hershey Co.	687,184
35,500	J.M. Smucker Co.	2,587,595
		3,274,779
Food - Dairy Products — 0.2%
65,900	Dean Foods Co.*	584,533
Food - Meat Products — 0.3%
31,400	Hormel Foods Corp.	848,428
6,200	Tyson Foods, Inc. - Class A	107,632
		956,060
Food - Miscellaneous/Diversified — 2.9%
3,500	Campbell Soup Co.	113,295
20,300	ConAgra Foods, Inc.	491,666
69,200	General Mills, Inc.	2,662,124
6,700	H.J. Heinz Co.	338,216
21,400	Kellogg Co.	1,138,266
9,900	Kraft Foods, Inc. - Class A	332,442
11,500	McCormick & Co., Inc.	530,840
148,500	Sara Lee Corp.	2,427,975
		8,034,824
Food - Retail — 0.2%
23,300	Kroger Co.	511,668
2,100	Whole Foods Market, Inc.	137,151
		648,819
Food - Wholesale/Distribution — 0%
2,700	Sysco Corp.	69,930
Gas - Transportation — 1.4%
75,200	CenterPoint Energy, Inc.	1,475,424
5,300	Nicor, Inc.	291,553
101,200	NiSource, Inc.	2,163,656
		3,930,633
Hazardous Waste Disposal — 0.3%
10,400	Stericycle, Inc.*	839,488
Independent Power Producer — 0.2%
21,900	NRG Energy, Inc.*	464,499
Industrial Automation and Robotics — 0.7%
33,400	Rockwell Automation, Inc.	1,870,400
Industrial Gases — 0%
300	Air Products & Chemicals, Inc.	22,911
Instruments - Scientific — 0.3%
3,000	Thermo Fisher Scientific, Inc.*	151,920
10,900	Waters Corp.*	822,841
		974,761
Insurance Brokers — 0.9%
49,600	AON Corp.	2,082,208
13,900	Marsh & McLennan Cos., Inc.	368,906
		2,451,114
Investment Management and Advisory Services — 1.1%
51,500	Ameriprise Financial, Inc.	2,027,040
8,800	Franklin Resources, Inc.	841,632
2,700	T. Rowe Price Group, Inc.	128,979
		2,997,651
Life and Health Insurance — 0.1%
2,700	Torchmark Corp.	94,122
9,800	Unum Group	205,408
		299,530
Machinery - Construction and Mining — 1.3%
48,900	Caterpillar, Inc.	3,610,776
Machinery - Farm — 0.4%
17,900	Deere & Co.	1,155,803
Medical - Biomedical and Genetic — 0.8%
3,000	Amgen, Inc.	164,850
19,100	Biogen Idec, Inc.*	1,779,165
7,100	Gilead Sciences, Inc.*	275,480
		2,219,495
Medical - Drugs — 1.1%
2,800	Abbott Laboratories	143,192
5,800	Allergan, Inc.	477,804
5,900	Bristol-Myers Squibb Co.	185,142
6,600	Cephalon, Inc.*	532,620
4,200	Eli Lilly & Co.	155,274
9,700	Forest Laboratories, Inc.*	298,663
33,186	Merck & Co., Inc.	1,085,514
16,600	Pfizer, Inc.	293,488
		3,171,697
Medical - Generic Drugs — 0.5%
19,200	Watson Pharmaceuticals, Inc.*	1,310,400
Medical - HMO — 2.2%
26,300	Aetna, Inc.	956,005
17,300	CIGNA Corp.	725,562
29,600	Coventry Health Care, Inc.*	852,776
22,700	Humana, Inc.	1,650,971
20,800	UnitedHealth Group, Inc.	959,296
15,100	WellPoint, Inc.	985,728
		6,130,338
Medical - Wholesale Drug Distributors — 4.0%
99,600	AmerisourceBergen Corp.	3,712,092
102,300	Cardinal Health, Inc.	4,284,324
43,100	McKesson Corp.	3,133,370
		11,129,786
Medical Information Systems — 0.4%
16,900	Cerner Corp.*	1,157,988
Medical Instruments — 1.0%
23,800	Boston Scientific Corp.*	140,658
10,700	Edwards Lifesciences Corp.*	762,696
3,700	Intuitive Surgical, Inc.*	1,347,836
19,100	St. Jude Medical, Inc.	691,229
		2,942,419
Medical Labs and Testing Services — 0.2%
2,500	Laboratory Corp. of America Holdings*	197,625
7,200	Quest Diagnostics, Inc.	355,392
		553,017
Medical Products — 2.1%
12,400	Baxter International, Inc.	696,136
2,000	Becton, Dickinson and Co.	146,640
8,000	Carefusion Corp.*	191,600
34,600	Covidien PLC (U.S. Shares)	1,525,860
1,700	Johnson & Johnson	108,307
43,400	Stryker Corp.	2,045,442
10,900	Varian Medical Systems, Inc.*	568,544
9,500	Zimmer Holdings, Inc.*	508,250
		5,790,779
Metal - Aluminum — 0.1%
33,400	Alcoa, Inc.	319,638
Metal Processors and Fabricators — 0.2%
4,300	Precision Castparts Corp.	668,478
Motorcycle and Motor Scooter Manufacturing — 0%
2,100	Harley-Davidson, Inc.	72,093
Multi-Line Insurance — 0.3%
6,800	ACE, Ltd. (U.S. Shares)	412,080
11,100	Allstate Corp.	262,959
10,100	Cincinnati Financial Corp.	265,933
		940,972
Multimedia — 0.7%
7,400	McGraw-Hill Cos., Inc.	303,400
11,300	Time Warner, Inc.	338,661
31,000	Viacom, Inc. - Class B	1,200,940
5,200	Walt Disney Co.	156,832
		1,999,833
Non-Hazardous Waste Disposal — 0.2%
16,800	Waste Management, Inc.	547,008
Oil - Field Services — 1.3%
15,300	Baker Hughes, Inc.	706,248
49,147	Schlumberger, Ltd. (U.S. Shares)	2,935,550
		3,641,798
Oil and Gas Drilling — 0.3%
16,100	Helmerich & Payne, Inc.	653,660
4,300	Nabors Industries, Ltd.*	52,718
8,000	Noble Corp.	234,800
		941,178
Oil Companies - Exploration and Production — 2.3%
11,100	Cabot Oil & Gas Corp.	687,201
105,200	Chesapeake Energy Corp.	2,687,860
17,000	Devon Energy Corp.	942,480
5,200	EQT Corp.	277,472
28,100	Pioneer Natural Resources Co.	1,848,137
1,800	Range Resources Corp.	105,228
		6,548,378
Oil Companies - Integrated — 4.5%
29,830	Chevron Corp.	2,759,872
14,400	ConocoPhillips	911,808
48,700	Exxon Mobil Corp.	3,537,081
33,900	Hess Corp.	1,778,394
98,600	Marathon Oil Corp.	2,127,788
50,200	Marathon Petroleum Corp.	1,358,412
5,100	Murphy Oil Corp.	225,216
		12,698,571
Oil Field Machinery and Equipment — 1.1%
61,100	National Oilwell Varco, Inc.	3,129,542
Oil Refining and Marketing — 0.2%
18,600	Tesoro Corp.*	362,142
6,400	Valero Energy Corp.	113,792
		475,934
Paper and Related Products — 0.3%
37,400	MeadWestvaco Corp.	918,544
Pipelines — 2.8%
101,600	El Paso Corp.	1,775,968
53,000	Oneok, Inc.	3,500,120
103,600	Williams Cos., Inc.	2,521,624
		7,797,712
Printing - Commercial — 0%
5,900	R.R. Donnelley & Sons Co.	83,308
Property and Casualty Insurance — 0.6%
6,600	Chubb Corp.	395,934
34,400	Progressive Corp.	610,944
16,600	Travelers Cos., Inc.	808,918
		1,815,796
Publishing - Newspapers — 0.3%
2,300	Washington Post Co. - Class B	752,031
Real Estate Management/Services — 0.2%
39,800	CB Richard Ellis Group, Inc. - Class A	535,708
REIT - Apartments — 0.6%
6,700	Avalonbay Communities, Inc.	764,135
18,900	Equity Residential	980,343
		1,744,478
REIT - Diversified — 0.4%
75,200	Weyerhaeuser Co.	1,169,360
REIT - Health Care — 0.1%
7,200	Heath Care REIT, Inc.	336,960
1,300	Ventas, Inc.	64,220
		401,180
REIT - Office Property — 0.2%
6,000	Boston Properties, Inc.	534,600
REIT - Regional Malls — 0%
1,200	Simon Property Group, Inc.	131,976
REIT - Storage — 0.4%
9,100	Public Storage	1,013,285
Retail - Apparel and Shoe — 0.9%
5,900	Abercrombie & Fitch Co. - Class A	363,204
7,800	Gap, Inc.	126,672
38,900	Limited Brands, Inc.	1,498,039
7,200	Ross Stores, Inc.	566,568
		2,554,483
Retail - Auto Parts — 1.1%
9,700	AutoZone, Inc.*	3,096,143
Retail - Automobile — 0.2%
15,100	AutoNation, Inc.*	494,978
7,400	Carmax, Inc.*	176,490
		671,468
Retail - Bedding — 0.1%
4,500	Bed Bath & Beyond, Inc.*	257,895
Retail - Building Products — 0.2%
20,100	Home Depot, Inc.	660,687
Retail - Computer Equipment — 0.2%
19,900	GameStop Corp. - Class A*	459,690
Retail - Discount — 0.7%
14,900	Big Lots, Inc.*	518,967
6,600	Costco Wholesale Corp.	541,992
15,700	Family Dollar Stores, Inc.	798,502
1,600	Wal-Mart Stores, Inc.	83,040
		1,942,501
Retail - Drug Store — 1.2%
14,700	CVS Caremark Corp.	493,626
85,800	Walgreen Co.	2,821,962
		3,315,588
Retail - Jewelry — 0.2%
8,700	Tiffany & Co.	529,134
Retail - Major Department Stores — 1.3%
10,300	JC Penney Co., Inc.	275,834
61,300	TJX Cos., Inc.	3,400,311
		3,676,145
Retail - Regional Department Stores — 0.1%
2,100	Kohl's Corp.	103,110
11,500	Macy's, Inc.	302,680
		405,790
Retail - Restaurants — 2.4%
500	Chipotle Mexican Grill, Inc. - Class A*	151,475
8,300	Darden Restaurants, Inc.	354,825
2,100	McDonald's Corp.	184,422
74,400	Starbucks Corp.	2,774,376
64,100	Yum! Brands, Inc.	3,165,899
		6,630,997
Rubber - Tires — 0%
7,600	Goodyear Tire & Rubber Co.*	76,684
Savings/Loan/Thrifts — 0%
4,600	People's United Financial, Inc.	52,440
Schools — 0.1%
3,600	Apollo Group, Inc. - Class A*	142,596
6,300	DeVry, Inc.	232,848
		375,444
Super-Regional Banks — 0.6%
14,000	Capital One Financial Corp.	554,820
4,000	Comerica, Inc.	91,880
27,400	Fifth Third Bancorp.	276,740
11,500	Huntington Bancshares, Inc.	55,200
13,800	Keycorp	81,834
2,100	PNC Financial Services Group, Inc.	101,199
12,600	U.S. Bancorp.	296,604
4,980	Wells Fargo & Co.	120,118
		1,578,395
Telephone - Integrated — 1.7%
12,658	AT&T, Inc.	361,006
108,485	CenturyLink, Inc.	3,593,023
2,500	Verizon Communications, Inc.	92,000
69,400	Windstream Corp.	809,204
		4,855,233
Television — 0.5%
71,200	CBS Corp. - Class B	1,451,056
Tobacco — 3.0%
95,700	Altria Group, Inc.	2,565,717
13,200	Lorillard, Inc.	1,461,240
23,800	Philip Morris International, Inc.	1,484,644
79,800	Reynolds American, Inc.	2,990,904
		8,502,505
Tools - Hand Held — 0.9%
50,027	Stanley Works	2,456,326
Toys — 0.2%
14,400	Hasbro, Inc.	469,584
Transportation - Railroad — 0.5%
53,800	CSX Corp.	1,004,446
5,700	Norfolk Southern Corp.	347,814
		1,352,260
Transportation - Services — 1.2%
26,300	C.H. Robinson Worldwide, Inc.	1,800,761
5,300	Expeditors International of Washington, Inc.	214,915
21,000	FedEx Corp.	1,421,280
		3,436,956
Vitamins and Nutrition Products — 0.1%
5,000	Mead Johnson Nutrition Co. - Class A	344,150
Web Portals/Internet Service Providers — 1.9%
10,200	Google, Inc. - Class A*	5,246,676
Wireless Equipment — 1.8%
53,600	American Tower Corp. - Class A*	2,883,680
8,337	Motorola Mobility Holdings, Inc.*	314,972
23,957	Motorola, Inc.	1,003,798
14,600	Qualcomm, Inc.	709,998
		4,912,448
Total Common Stock (cost $271,492,829)		278,750,606
Money Market — 0.9%
2,390,059	Janus Cash Liquidity Fund LLC, 0% (cost $2,390,059)	2,390,059
Total Investments (total cost $273,882,888) – 100%		$281,140,665
Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$52,718	0.0%
Curacao	2,935,550	1.0%
Ireland	2,468,832	0.9%
Switzerland	1,266,280	0.5%
United States††	274,417,285	97.6%
Total	$281,140,665	100.0%

††	Includes Cash Equivalents (96.7% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
INTECH Risk-Managed Core Fund
Common Stock	$278,750,606	$-	$-

Money Market	-	2,390,059	-

Total Investments in Securities	$278,750,606	$2,390,059	$-

INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.2%
Advertising Agencies — 0.2%
16,500	Omnicom Group, Inc.	$607,860
Aerospace and Defense — 1.0%
8,700	Boeing Co.	526,437
6,600	Lockheed Martin Corp.	479,424
24,500	TransDigm Group, Inc.*	2,000,915
		3,006,776
Aerospace and Defense – Equipment — 1.3%
13,400	B.F. Goodrich Co.	1,617,112
14,000	BE Aerospace, Inc.*	463,540
26,300	United Technologies Corp.	1,850,468
		3,931,120
Agricultural Chemicals — 0.3%
4,500	CF Industries Holdings, Inc.	555,255
3,700	Monsanto Co.	222,148
		777,403
Agricultural Operations — 0.1%
2,500	Bunge, Ltd.	145,725
Airlines — 0.2%
11,500	Copa Holdings S.A.	704,605
Apparel Manufacturers — 0.5%
11,200	Coach, Inc.	580,496
20,800	Hanesbrands, Inc.*	520,208
1,800	Ralph Lauren Corp.	233,460
		1,334,164
Applications Software — 0.8%
9,200	Citrix Systems, Inc.*	501,676
3,500	Intuit, Inc.	166,040
58,700	Microsoft Corp.	1,461,043
11,200	Nuance Communications, Inc.*	228,032
		2,356,791
Athletic Footwear — 0%
1,200	NIKE, Inc. - Class B	102,612
Automotive - Cars and Light Trucks — 0.1%
4,500	Ford Motor Co.*	43,515
11,600	Tesla Motors, Inc.*	282,924
		326,439
Automotive - Truck Parts and Equipment - Original — 0.2%
2,600	BorgWarner, Inc*	157,378
4,500	Johnson Controls, Inc.	118,665
7,400	WABCO Holdings, Inc.*	280,164
		556,207
Beverages - Non-Alcoholic — 2.5%
61,300	Coca-Cola Co.	4,141,428
66,200	Coca-Cola Enterprises, Inc.	1,647,056
9,200	Dr. Pepper Snapple Group, Inc.	356,776
10,700	Hansen Natural Corp.*	934,003
2,275	PepsiCo, Inc.	140,822
		7,220,085
Beverages - Wine and Spirits — 0.2%
7,700	Brown-Forman Corp. - Class B	540,078
Building - Heavy Construction — 0.1%
5,400	Chicago Bridge & Iron Co. N.V.	154,602
Cable/Satellite Television — 2.5%
7,100	Cablevision Systems New York Group - Class A	111,683
11,600	Charter Communications*	543,344
77,000	Comcast Corp. - Class A	1,609,300
55,800	DIRECTV - Class A*	2,357,550
26,300	DISH Network Corp. - Class A	659,078
16,000	Liberty Global, Inc. - Class A*	578,880
21,700	Time Warner Cable, Inc. - Class A	1,359,939
		7,219,774
Casino Hotels — 0.4%
5,600	Las Vegas Sands Corp.*	214,704
7,600	Wynn Resorts, Ltd.	874,608
		1,089,312
Cellular Telecommunications — 0.3%
73,700	MetroPCS Communications, Inc.*	641,927
9,000	N.I.I. Holdings, Inc.*	242,550
		884,477
Chemicals - Diversified — 1.2%
16,700	Celanese Corp. - Class A	543,251
36,000	E.I. du Pont de Nemours & Co.	1,438,920
3,900	FMC Corp.	269,724
5,800	Huntsman Corp.	56,086
7,400	LyondellBasell Industries N.V.	180,782
11,500	PPG Industries, Inc.	812,590
5,200	Rockwood Holdings, Inc.*	175,188
3,700	Solutia, Inc.*	47,545
		3,524,086
Chemicals - Specialty — 0.9%
4,900	Albemarle Corp.	197,960
8,600	Eastman Chemical Co.	589,358
2,800	Ecolab, Inc.	136,892
14,500	International Flavors & Fragrances, Inc.	815,190
2,700	Sigma-Aldrich Corp.	166,833
23,100	WR Grace & Co.*	769,230
		2,675,463
Coal — 0.2%
14,900	Consol Energy, Inc.	505,557
1,800	Walter Industries, Inc.	108,018
		613,575
Coatings and Paint Products — 0%
1,600	Sherwin-Williams Co.	118,912
Coffee — 0.3%
9,100	Green Mountain Coffee Roasters, Inc.*	845,754
Commercial Services — 1.0%
39,000	Iron Mountain, Inc.	1,233,180
27,300	Weight Watchers International, Inc.	1,590,225
		2,823,405
Commercial Services - Finance — 4.0%
17,300	Alliance Data Systems Corp.*	1,603,710
49,900	Automatic Data Processing, Inc.	2,352,785
22,100	Global Payments, Inc.	892,619
61,100	H&R Block, Inc.	813,241
2,600	MasterCard, Inc. - Class A	824,616
52,500	Moody's Corp.	1,598,625
44,700	Paychex, Inc.	1,178,739
26,700	Verisk Analytics, Inc.*	928,359
13,700	Visa, Inc. - Class A	1,174,364
27,500	Western Union Co.	420,475
		11,787,533
Computer Aided Design — 0.2%
10,300	ANSYS, Inc.*	505,112
Computer Services — 5.6%
40,900	Accenture, Ltd. - Class A (U.S. Shares)	2,154,612
65,800	Cognizant Technology Solutions Corp.*	4,125,660
4,200	DST Systems, Inc.	184,086
12,000	IHS, Inc. - Class A*	897,720
52,100	International Business Machines Corp.	9,119,063
		16,481,141
Computers — 2.2%
16,700	Apple, Inc.*	6,365,706
9,400	Dell, Inc.*	133,010
		6,498,716
Computers - Integrated Systems — 0.9%
10,000	Micros Systems, Inc.*	439,100
35,400	NCR Corp.*	597,906
31,900	Teradata Corp.*	1,707,607
		2,744,613
Computers - Memory Devices — 0.5%
63,500	EMC Corp.*	1,332,865
Consulting Services — 0.5%
22,600	Gartner, Inc.*	788,062
32,700	Genpact, Ltd.*	470,553
5,500	SAIC, Inc.*	64,955
4,300	Towers Watson & Co.	257,054
		1,580,624
Consumer Products - Miscellaneous — 0.9%
1,100	Clorox Co.	72,963
24,300	Kimberly-Clark Corp.	1,725,543
2,300	Scotts Miracle-Gro Co. - Class A	102,580
14,100	Tupperware Brands Corp.	757,734
		2,658,820
Containers - Metal and Glass — 0.8%
38,500	Ball Corp.	1,194,270
37,400	Crown Holdings, Inc.*	1,144,814
		2,339,084
Containers - Paper and Plastic — 0.1%
4,600	Rock-Tenn, Co.	223,928
Cosmetics and Toiletries — 2.3%
26,500	Colgate-Palmolive Co.	2,350,020
40,300	Estee Lauder Cos., Inc. - Class A	3,539,952
13,534	Procter & Gamble Co.	855,078
		6,745,050
Data Processing and Management — 0.4%
23,400	Broadridge Financial Solutions, Inc.	471,276
400	Dun & Bradstreet Corp.	24,504
11,200	Fiserv, Inc.*	568,624
		1,064,404
Dental Supplies and Equipment — 0.3%
8,000	Dentsply International, Inc.	245,520
7,400	Patterson Cos., Inc.	211,862
7,000	Sirona Dental Systems, Inc.*	296,870
		754,252
Diagnostic Equipment — 0.2%
12,500	Gen-Probe, Inc.*	715,625
Diagnostic Kits — 0.2%
10,500	Idexx Laboratories, Inc.*	724,185
Dialysis Centers — 0.1%
4,300	DaVita, Inc.*	269,481
Disposable Medical Products — 0.3%
11,200	C.R. Bard, Inc.	980,448
Distribution/Wholesale — 1.2%
9,600	Fastenal Co.	319,488
12,100	Fossil, Inc.*	980,826
6,400	LKQ Corp.*	154,624
14,100	W.W. Grainger, Inc.	2,108,514
2,100	Wesco International, Inc.*	70,455
		3,633,907
Diversified Operations — 1.6%
28,700	3M Co.	2,060,373
6,400	Cooper Industries, Ltd. - Class A (U.S. Shares)	295,168
7,700	Danaher Corp.	322,938
4,300	Eaton Corp.	152,650
24,600	Honeywell International, Inc.	1,080,186
6,900	Illinois Tool Works, Inc.	287,040
7,800	Ingersoll-Rand Co. - Class A	219,102
3,200	Leggett & Platt, Inc.	63,328
1,300	Parker Hannifin Corp.	82,069
900	SPX Corp.	40,779
		4,603,633
E-Commerce/Products — 0.3%
3,500	Amazon.com, Inc.*	756,805
E-Commerce/Services — 1.4%
40,600	eBay, Inc.*	1,197,294
17,300	Expedia, Inc.	445,475
4,900	Netflix, Inc.*	554,484
4,000	Priceline.com, Inc.*	1,797,840
		3,995,093
Electric Products - Miscellaneous — 0.1%
9,800	AMETEK, Inc.	323,106
Electric – Transmission — 0.6%
23,300	ITC Holdings Corp.	1,804,119
Electronic Components – Semiconductors — 1.9%
31,600	Altera Corp.	996,348
17,700	Avago Technologies, Ltd.	580,029
36,000	LSI Corp.*	186,480
24,600	Microchip Technology, Inc.	765,306
42,400	ON Semiconductor Corp.*	304,008
82,700	Texas Instruments, Inc.	2,203,955
14,200	Xilinx, Inc.	389,648
		5,425,774
Electronic Design Automation — 0.1%
29,300	Cadence Design Systems, Inc.*	270,732
Electronic Forms — 0%
1,900	Adobe Systems, Inc.*	45,923
Electronic Measuring Instruments — 0.6%
35,900	Agilent Technologies, Inc.*	1,121,875
28,600	FLIR Systems, Inc.	716,430
		1,838,305
Electronic Parts Distributors — 0.1%
9,000	Arrow Electronics, Inc.*	250,020
Engineering - Research and Development Services — 0%
5,600	KBR, Inc.	132,328
Engines - Internal Combustion — 0%
1,300	Cummins, Inc.	106,158
Enterprise Software/Services — 1.5%
900	Ariba, Inc.*	24,939
31,600	BMC Software, Inc.*	1,218,496
22,100	Informatica Corp.*	904,995
81,544	Oracle Corp.	2,343,575
		4,492,005
Entertainment Software — 0.1%
18,100	Electronic Arts, Inc.*	370,145
Filtration and Separations Products — 0%
1,000	Polypore International, Inc.*	56,520
Finance - Credit Card — 0.5%
24,100	American Express Co.	1,082,090
13,000	Discover Financial Services	298,220
		1,380,310
Finance - Investment Bankers/Brokers — 0.1%
21,400	TD Ameritrade Holding Corp.	314,687
Finance - Other Services — 0%
2,800	NYSE Euronext	65,072
Food - Baking — 0.6%
87,350	Flowers Foods, Inc.	1,699,831
Food - Confectionary — 0.1%
6,500	Hershey Co.	385,060
Food - Meat Products — 0.1%
14,700	Hormel Foods Corp.	397,194
Food - Miscellaneous/Diversified — 3.3%
2,100	Campbell Soup Co.	67,977
25,600	ConAgra Foods, Inc.	620,032
20,700	Corn Products International, Inc.	812,268
26,500	General Mills, Inc.	1,019,455
30,200	H.J. Heinz Co.	1,524,496
39,000	Kellogg Co.	2,074,410
45,200	McCormick & Co., Inc.	2,086,432
93,200	Sara Lee Corp.	1,523,820
		9,728,890
Food - Retail — 0.4%
36,200	Kroger Co.	794,952
3,500	Whole Foods Market, Inc.	228,585
		1,023,537
Food - Wholesale/Distribution — 0.3%
30,100	Sysco Corp.	779,590
Footwear and Related Apparel — 0.1%
2,500	Deckers Outdoor Corp.*	233,150
Gas - Transportation — 0%
1,900	National Fuel Gas Co.	92,492
Gold Mining — 0.3%
2,300	Allied Nevada Gold Corp.*	82,363
13,800	Royal Gold, Inc.	884,028
		966,391
Hazardous Waste Disposal — 0.1%
5,300	Stericycle, Inc.*	427,816
Home Furnishings — 0.3%
16,300	Tempur-Pedic International, Inc.*	857,543
Hospital Beds and Equipment — 0.4%
8,900	Hill-Rom Holdings, Inc.	267,178
11,800	Kinetic Concepts, Inc.*	777,502
		1,044,680
Industrial Automation and Robotics — 0.2%
9,000	Rockwell Automation, Inc.	504,000
Industrial Gases — 0.4%
4,700	Air Products & Chemicals, Inc.	358,939
3,400	Airgas, Inc.	216,988
5,600	Praxair, Inc.	523,488
		1,099,415
Instruments - Controls — 0.3%
5,200	Mettler-Toledo International, Inc.*	727,792
Instruments - Scientific — 0.1%
4,100	Waters Corp.*	309,509
Insurance Brokers — 0.5%
19,000	Erie Indemnity Co. - Class A	1,352,420
Internet Infrastructure Software — 0.1%
700	F5 Networks, Inc.*	49,735
10,500	TIBCO Software, Inc.*	235,095
		284,830
Internet Security — 0.2%
19,100	Symantec Corp.*	311,330
11,700	VeriSign, Inc.	334,737
		646,067
Investment Management and Advisory Services — 0.1%
400	Affiliated Managers Group, Inc.*	31,220
3,500	Franklin Resources, Inc.	334,740
		365,960
Machine Tools and Related Products — 0.1%
3,900	Kennametal, Inc.	127,686
6,000	Lincoln Electric Holdings, Inc.	174,060
		301,746
Machinery - Construction and Mining — 0.6%
20,100	Caterpillar, Inc.	1,484,184
2,500	Joy Global, Inc.	155,950
		1,640,134
Machinery - General Industrial — 0.5%
9,700	Babcock & Wilcox Co.*	189,635
11,100	Gardner Denver, Inc.	705,405
8,200	Roper Industries, Inc.	565,062
		1,460,102
Machinery - Print Trade — 0.1%
5,900	Zebra Technologies Corp.*	182,546
Machinery - Pumps — 0.2%
15,300	Graco, Inc.	522,342
Medical - Biomedical and Genetic — 3.1%
50,300	Alexion Pharmaceuticals, Inc.*	3,222,218
15,900	Biogen Idec, Inc.*	1,481,085
7,700	Celgene Corp.*	476,784
2,300	Charles River Laboratories International, Inc.*	65,826
23,900	Dendreon Corp.*	215,100
4,100	Gilead Sciences, Inc.*	159,080
21,800	Illumina, Inc.*	892,056
8,600	Life Technologies Corp.*	330,498
14,100	Myriad Genetics, Inc.*	264,234
13,900	Regeneron Pharmaceuticals, Inc.*	808,980
9,700	United Therapeutics Corp.*	363,653
18,800	Vertex Pharmaceuticals, Inc.*	837,352
		9,116,866
Medical - Drugs — 1.3%
6,100	Abbott Laboratories	311,954
14,700	Allergan, Inc.	1,210,986
22,600	Eli Lilly & Co.	835,522
7,400	Endo Pharmaceuticals Holdings, Inc.*	207,126
14,200	Pharmasset, Inc.*	1,169,654
		3,735,242
Medical - Generic Drugs — 0.8%
48,600	Mylan, Inc.*	826,200
3,800	Perrigo Co.	369,018
18,700	Watson Pharmaceuticals, Inc.*	1,276,275
		2,471,493
Medical - HMO — 0.1%
9,500	Amerigroup Corp.*	370,595
Medical - Hospitals — 0.1%
5,300	HCA Holdings, Inc.*	106,848
28,800	Health Management Associates, Inc. - Class A*	199,296
2,600	Universal Health Services, Inc. - Class B	88,400
		394,544
Medical - Outpatient and Home Medical Care — 0.2%
22,700	Lincare Holdings, Inc.	510,750
Medical - Wholesale Drug Distributors — 1.7%
83,100	AmerisourceBergen Corp.	3,097,137
14,800	Cardinal Health, Inc.	619,824
17,300	McKesson Corp.	1,257,710
		4,974,671
Medical Information Systems — 0.3%
12,200	Cerner Corp.*	835,944
Medical Instruments — 1.3%
18,300	Edwards Lifesciences Corp.*	1,304,424
1,600	Intuitive Surgical, Inc.*	582,848
7,500	Medtronic, Inc.	249,300
7,700	St. Jude Medical, Inc.	278,663
10,700	Techne Corp.	727,707
16,600	Thoratec Corp*	541,824
		3,684,766
Medical Labs and Testing Services — 0.6%
2,700	Covance, Inc.*	122,715
19,100	Laboratory Corp. of America Holdings*	1,509,855
		1,632,570
Medical Products — 2.5%
10,800	Baxter International, Inc.	606,312
11,600	Becton, Dickinson and Co.	850,512
3,600	Carefusion Corp.*	86,220
8,000	Cooper Cos., Inc.	633,200
16,900	Covidien PLC (U.S. Shares)	745,290
11,900	Henry Schein, Inc.*	737,919
10,900	Hospira, Inc.*	403,300
30,100	Johnson & Johnson	1,917,671
13,700	Stryker Corp.	645,681
12,300	Varian Medical Systems, Inc.*	641,568
		7,267,673
Metal - Copper — 0.1%
11,700	Freeport-McMoRan Copper & Gold, Inc. - Class B	356,265
Metal - Diversified — 0.1%
9,000	Molycorp, Inc.*	295,830
Metal - Iron — 0%
1,400	Cliffs Natural Resources, Inc.	71,638
Metal Processors and Fabricators — 0.2%
4,100	Precision Castparts Corp.	637,386
2,400	Timken Co.	78,768
		716,154
Multimedia — 1.2%
13,100	FactSet Research Systems, Inc.	1,165,507
26,600	McGraw-Hill Cos., Inc.	1,090,600
33,200	Viacom, Inc. - Class B	1,286,168
		3,542,275
Networking Products — 0.1%
500	Acme Packet, Inc.*	21,295
17,200	Polycom, Inc.*	315,964
		337,259
Non-Hazardous Waste Disposal — 0.4%
34,050	Waste Connections, Inc.	1,151,571
Oil - Field Services — 1.3%
23,800	Baker Hughes, Inc.	1,098,608
2,400	CARBO Ceramics, Inc.	246,072
4,100	Core Laboratories N.V.	368,303
27,200	Halliburton Co.	830,144
4,600	Oil States International, Inc.*	234,232
13,500	Schlumberger, Ltd. (U.S. Shares)	806,355
3,000	Superior Energy Services, Inc.*	78,720
		3,662,434
Oil and Gas Drilling — 0.2%
1,500	Atwood Oceanics, Inc.*	51,540
5,700	Helmerich & Payne, Inc.	231,420
14,900	Patterson-UTI Energy, Inc.	258,366
1,300	Rowan Cos., Inc.*	39,247
		580,573
Oil Companies - Exploration and Production — 2.4%
2,500	Anadarko Petroleum Corp.	157,625
3,600	Apache Corp.	288,864
14,500	Cabot Oil & Gas Corp.	897,695
4,600	Cimarex Energy Co.	256,220
12,500	Concho Resources, Inc.*	889,250
2,700	Continental Resources, Inc.*	130,599
3,200	EOG Resources, Inc.	227,232
15,400	EQT Corp.	821,744
9,100	Exco Resources, Inc.	97,552
2,900	Noble Energy, Inc.	205,320
3,300	Occidental Petroleum Corp.	235,950
27,500	QEP Resources, Inc.	744,425
7,600	Range Resources Corp.	444,296
82,000	SandRidge Energy, Inc.*	455,920
12,900	SM Energy Co.	782,385
12,000	Southwestern Energy Co.*	399,960
		7,035,037
Oil Companies - Integrated — 2.8%
16,700	Chevron Corp.	1,545,084
91,100	Exxon Mobil Corp.	6,616,593
1,300	Murphy Oil Corp.	57,408
		8,219,085
Oil Field Machinery and Equipment — 0.1%
7,500	FMC Technologies, Inc.*	282,000
Oil Refining and Marketing — 0.6%
61,542	HollyFrontier Corp.	1,613,631
Paper and Related Products — 0%
2,600	International Paper Co.	60,450
Pharmacy Services — 0.6%
1,100	Catalyst Health Solutions, Inc.*	63,459
21,000	Express Scripts, Inc. - Class A*	778,470
2,166	Medco Health Solutions, Inc.*	101,564
13,000	SXC Health Solutions Corp. (U.S. Shares)*	724,100
		1,667,593
Physical Practice Management — 0.1%
5,400	Mednax, Inc.*	338,256
Pipelines — 0.8%
92,000	El Paso Corp.	1,608,160
7,800	Kinder Morgan, Inc.	201,942
7,700	Oneok, Inc.	508,508
		2,318,610
Publishing - Books — 0.4%
28,200	John Wiley & Sons, Inc. - Class A	1,252,644
Quarrying — 0%
1,900	Compass Minerals International, Inc.	126,882
Real Estate Management/Services — 0.2%
37,800	CB Richard Ellis Group, Inc. - Class A	508,788
Recreational Vehicles — 0.2%
10,600	Polaris Industries, Inc.	529,682
Reinsurance — 0%
1,800	Validus Holdings, Ltd.	44,856
REIT - Apartments — 1.0%
5,200	Apartment Investment & Management Co. - Class A	115,024
17,400	Camden Property Trust	961,524
13,600	Equity Residential	705,432
8,800	Essex Property Trust, Inc.	1,056,352
8,700	UDR, Inc.	192,618
		3,030,950
REIT - Diversified — 0.7%
13,600	Digital Realty Trust, Inc.	750,176
6,100	Plum Creek Timber Co., Inc.	211,731
16,950	Rayonier, Inc.	623,591
5,000	Vornado Realty Trust	373,100
		1,958,598
REIT - Health Care — 0.1%
5,900	Ventas, Inc.	291,460
REIT - Office Property — 0.2%
7,800	Boston Properties, Inc.	694,980
REIT - Regional Malls — 0.6%
9,800	Macerich Co.	417,774
11,400	Simon Property Group, Inc.	1,253,772
		1,671,546
REIT - Shopping Centers — 0.2%
5,600	Federal Realty Investment Trust	461,496
REIT - Storage — 0.2%
4,700	Public Storage	523,345
Rental Auto/Equipment — 0.4%
17,900	Aaron Rents, Inc.	451,975
66,000	Hertz Global Holdings, Inc.*	587,400
		1,039,375
Retail - Apparel and Shoe — 1.4%
8,800	Abercrombie & Fitch Co. - Class A	541,728
25,500	Chico's FAS, Inc.	291,465
31,000	Limited Brands, Inc.	1,193,810
26,800	Ross Stores, Inc.	2,108,892
		4,135,895
Retail - Auto Parts — 1.0%
8,500	AutoZone, Inc.*	2,713,115
2,200	O'Reilly Automotive, Inc.*	146,586
		2,859,701
Retail - Automobile — 0.6%
19,600	AutoNation, Inc.*	642,488
30,000	Copart, Inc.*	1,173,600
		1,816,088
Retail - Bedding — 0.1%
3,600	Bed Bath & Beyond, Inc.*	206,316
Retail - Building Products — 0%
1,300	Home Depot, Inc.	42,731
Retail - Discount — 1.3%
19,900	Costco Wholesale Corp.	1,634,188
6,300	Dollar General Corp.*	237,888
8,400	Dollar Tree, Inc.*	630,924
3,600	Family Dollar Stores, Inc.	183,096
22,100	Wal-Mart Stores, Inc.	1,146,990
		3,833,086
Retail - Drug Store — 0.4%
39,600	Walgreen Co.	1,302,444
Retail - Gardening Products — 0.2%
7,800	Tractor Supply Co.	487,890
Retail - Jewelry — 0.3%
15,800	Tiffany & Co.	960,956
Retail - Major Department Stores — 0.8%
8,600	Nordstrom, Inc.	392,848
37,600	TJX Cos., Inc.	2,085,672
		2,478,520
Retail - Perfume and Cosmetics — 0.4%
32,800	Sally Beauty Holdings, Inc.*	544,480
8,700	Ulta Salon, Cosmetics & Fragrance, Inc.*	541,401
		1,085,881
Retail - Pet Food and Supplies — 0.2%
13,100	PetSmart, Inc.	558,715
Retail - Regional Department Stores — 0.1%
8,400	Macy's, Inc.	221,088
Retail - Restaurants — 1.5%
2,200	Chipotle Mexican Grill, Inc. - Class A*	666,490
1,900	Darden Restaurants, Inc.	81,225
32,400	McDonald's Corp.	2,845,368
9,300	Starbucks Corp.	346,797
10,400	Yum! Brands, Inc.	513,656
		4,453,536
Retirement and Aged Care — 0%
4,100	Brookdale Senior Living, Inc.*	51,414
Rubber - Tires — 0.1%
21,500	Goodyear Tire & Rubber Co.*	216,935
Savings/Loan/Thrifts — 0.1%
15,100	People's United Financial, Inc.	172,140
Schools — 0.2%
5,900	Apollo Group, Inc. - Class A*	233,699
2,000	DeVry, Inc.	73,920
2,200	ITT Educational Services, Inc.*	126,676
		434,295
Semiconductor Components/Integrated Circuits — 0.8%
1,300	Analog Devices, Inc.	40,625
126,500	Atmel Corp.*	1,020,855
48,000	Cypress Semiconductor Corp.	718,560
29,900	Maxim Integrated Products	697,567
		2,477,607
Soap and Cleaning Preparations — 0.2%
15,300	Church & Dwight Co., Inc.	676,260
Software Tools — 0.1%
5,000	VMware, Inc. - Class A*	401,900
Steel - Producers — 0.2%
9,900	Carpenter Technology Corp.	444,411
Telecommunication Equipment — 0%
1,000	Harris Corp.	34,170
Telecommunication Equipment - Fiber Optics — 0.3%
12,200	Ciena Corp.*	136,640
16,000	IPG Photonics Corp.*	695,040
		831,680
Telecommunication Services — 0.4%
6,500	NeuStar, Inc. - Class A*	163,410
34,600	tw telecom, inc.*	571,592
20,600	Virgin Media, Inc.	501,610
		1,236,612
Telephone - Integrated — 0.7%
41,800	Verizon Communications, Inc.	1,538,240
47,300	Windstream Corp.	551,518
		2,089,758
Television — 0.4%
2,075	AMC Networks, Inc.*	66,296
60,800	CBS Corp. - Class B	1,239,104
		1,305,400
Therapeutics — 0.1%
9,900	BioMarin Pharmaceutical, Inc.*	315,513
Tobacco — 2.2%
115,600	Altria Group, Inc.	3,099,236
42,400	Philip Morris International, Inc.	2,644,912
19,300	Reynolds American, Inc.	723,364
		6,467,512
Toys — 0%
3,600	Mattel, Inc.	93,204
Transactional Software — 0.1%
4,500	Solera Holdings, Inc.	227,250
1,700	VeriFone Holdings, Inc.*	59,534
		286,784
Transportation - Marine — 0.1%
6,400	Kirby Corp.*	336,896
Transportation - Railroad — 1.0%
72,600	CSX Corp.	1,355,442
18,600	Kansas City Southern*	929,256
7,600	Union Pacific Corp.	620,692
		2,905,390
Transportation - Services — 0.2%
3,800	C.H. Robinson Worldwide, Inc.	260,186
3,900	United Parcel Service, Inc. - Class B	246,285
8,400	UTi Worldwide, Inc. (U.S. Shares)	109,536
		616,007
Transportation - Truck — 0.1%
2,400	J.B. Hunt Transport Services, Inc.	86,688
8,600	Landstar System, Inc.	340,216
		426,904
Vitamins and Nutrition Products — 0.7%
25,000	Herbalife, Ltd.	1,340,000
10,200	Mead Johnson Nutrition Co. - Class A	702,066
		2,042,066
Web Hosting/Design — 0.3%
3,000	Equinix, Inc.*	266,490
18,400	Rackspace Hosting, Inc.*	628,176
		894,666
Web Portals/Internet Service Providers — 0.7%
4,100	Google, Inc. - Class A*	2,108,958
Wire and Cable Products — 0%
4,500	General Cable Corp.*	105,075
Wireless Equipment — 0.4%
2,900	Crown Castle International Corp.*	117,943
24,000	Qualcomm, Inc.	1,167,120
		1,285,063
Total Common Stock (cost $270,557,203)		287,940,629

Money Market — 1.8%
5,273,081	Janus Cash Liquidity Fund LLC, 0%
	(cost $5,273,081)	5,273,081
Total Investments (total cost $275,830,284) – 100%		$293,213,710

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$661,134	0.2%
Canada	724,100	0.3%
Cayman Islands	1,340,000	0.5%
Curacao	806,355	0.3%
Ireland	3,414,172	1.2%
Netherlands	703,687	0.2%
Panama	704,605	0.2%
Singapore	580,029	0.2%
United States††	284,170,092	96.9%
Virgin Islands (British)	109,536	0.0%
Total	$293,213,710	100.0%

††	Includes Cash Equivalents (95.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
INTECH Risk-Managed Growth Fund
Common Stock	$287,940,629	$-	$-

Money Market	-	5,273,081	-

Total Investments in Securities	$287,940,629	$5,273,081	$-

INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 67.5%
Advertising Services — 0.1%
500	Dentsu, Inc.	$15,817
5,000	Toho Gas Co., Ltd.	32,834
		48,651
Aerospace and Defense — 0.1%
1,558	Thales S.A.	48,681
Aerospace and Defense – Equipment — 0.3%
5,033	European Aeronautic Defence and Space Co. N.V.	141,188
Agricultural Chemicals — 0.2%
175	Syngenta A.G.	45,351
1,165	Yara International A.S.A.	44,458
		89,809
Agricultural Operations — 0%
2,000	Wilmar International, Ltd.	7,935
Airlines — 0%
3,000	All Nippon Airways Co., Ltd.	9,378
Airport Development - Maintenance — 0.2%
435	Aeroports de Paris	32,670
1,353	Fraport A.G. Frankfurt Airport Services Worldwide	78,947
		111,617
Apparel Manufacturers — 0.5%
12,046	Burberry Group PLC	218,024
152	Christian Dior	17,003
		235,027
Athletic Footwear — 0.5%
1,455	Adidas A.G.	87,780
10,200	Asics Corp.	138,361
		226,141
Automotive - Cars and Light Trucks — 1.0%
1,986	Bayerische Motoren Werke A.G.	131,578
732	Daimler A.G.	32,420
15,176	Fiat SpA	82,010
13,000	Mazda Motor Corp.	26,178
4,600	Nissan Motor Co., Ltd.	40,662
1,654	PSA Peugeot Citroen	35,187
805	Volkswagen A.G.	99,755
		447,790
Automotive - Medium and Heavy Duty Trucks — 0%
2,000	Hino Motors, Ltd.	11,890
Automotive - Truck Parts and Equipment - Original — 0.1%
500	Aisin Seiki Co., Ltd.	16,616
7,951	GKN PLC	21,493
900	JTEKT Corp.	10,751
600	Sumitomo Electric Industries, Ltd.	7,022
300	Toyoda Gosei Co., Ltd.	5,679
		61,561
Beverages - Non-Alcoholic — 0.2%
9,287	Coca-Cola Amatil, Ltd.	106,238
Beverages - Wine and Spirits — 0.1%
2,606	Diageo PLC	49,575
Bicycle Manufacturing — 0.1%
500	Shimano, Inc.	26,448
Brewery — 1.1%
1,000	Asahi Breweries, Ltd.	21,182
875	Carlsberg A/S - Class B	51,910
5,352	Heineken Holding N.V.	206,428
4,621	Heineken N.V.	206,487
463	SABMiller PLC	15,047
		501,054
Building - Heavy Construction — 0.3%
1,186	Acciona S.A.	100,105
192	Aker Kvaerner A.S.A.	1,844
333	Vinci S.A.	14,297
		116,246
Building - Maintenance and Service — 0.5%
20,818	Babcock International Group Plc	211,585
Building - Residential and Commercial — 0.1%
1,000	Daiwa House Industry Co., Ltd.	12,873
3,000	Sekisui Chemical Co., Ltd.	25,186
		38,059
Building and Construction - Miscellaneous — 0.6%
5,637	Balfour Beatty PLC	22,268
14,288	Cintra Concesiones de Infraestructuras de Transporte S.A.	163,197
3,090	Eiffage SA	95,258
2,000	Kajima Corp.	6,582
1,000	Obayashi Corp.	4,958
		292,263
Building and Construction Products - Miscellaneous — 1.3%
1,562	Cie de Saint-Gobain	59,653
42,820	Fletcher Building, Ltd.	248,718
642	Geberit A.G.	118,061
600	JS Group Corp.	16,811
74	Sika A.G.	130,873
		574,116
Building Products - Air and Heating — 0.2%
1,100	Daikin Industries, Ltd.	31,475
600	Rinnai Corp.	50,163
		81,638
Building Products - Cement and Aggregate — 0.2%
11,321	Cimpor-Cimentos de Portugal	75,846
1,219	CRH PLC	18,800
41	Holcim, Ltd.	2,168
		96,814
Building Products - Doors and Windows — 0.3%
62,000	Nippon Sheet Glass Co., Ltd.	138,513
Cable/Satellite Television — 0.9%
19,501	British Sky Broadcasting Group PLC	200,186
24	Jupiter Telecommunications Co., Ltd.	25,811
3,036	Kabel Deutschland Holding A.G.*	163,637
		389,634
Casino Hotels — 0.9%
8,133	Crown, Ltd.	61,960
10,653	Echo Entertainment Group, Ltd.*	37,198
98,000	Galaxy Entertainment Group, Ltd.*	138,395
112,000	SJM Holdings, Ltd.	194,411
		431,964
Casino Services — 0%
200	Sankyo Co., Ltd.	10,792
Cellular Telecommunications — 1.0%
1,905	Millicom International Cellular S.A. (SDR)	190,872
1,541	Mobistar S.A.	87,989
72,322	Vodafone Group PLC*	186,738
		465,599
Chemicals - Diversified — 2.0%
759	Akzo Nobel N.V.	33,550
3,309	Arkema	192,145
3,586	BASF S.E.	217,557
691	Bayer A.G.	37,970
324	Johnson Matthey PLC	7,930
2,868	Lanxess A.G.	137,849
5,000	Mitsubishi Chemical Holdings Corp.	33,839
2,255	Solvay S.A.	212,107
7,000	Ube Industries, Ltd.	23,215
		896,162
Chemicals - Specialty — 0.2%
459	Brenntag A.G.	39,908
2,000	Daicel Chemical Industries, Ltd.	11,370
55	Givaudan S.A.	42,981
		94,259
Commercial Banks — 1.5%
1,200	Bankia SA*	5,865
1,000	BOC Hong Kong Holdings, Ltd.	2,086
25,643	CaixaBank	113,074
3,000	Chiba Bank, Ltd.	20,765
3,000	Chugoku Bank, Ltd.	44,179
2,000	Chuo Mitsui Trust Holdings, Inc.	6,613
1,379	Commonwealth Bank of Australia	59,947
4,000	DBS Group Holdings, Ltd.	35,867
2,000	Fukuoka Financial Group, Inc.	8,373
1,000	Hiroshima Bank, Ltd.	4,945
5,000	Hokuhoku Financial Group, Inc.	10,898
4,000	Iyo Bank, Ltd.	40,755
2,000	Joyo Bank, Ltd.	9,299
1,421	National Australia Bank, Ltd.	30,184
5,000	Nishin-Nippon City Bank, Ltd.	15,362
2,000	Oversea-Chinese Banking Corp., Ltd.	12,311
1,000	Shizuoka Bank, Ltd.	10,466
13,188	Sparbanken Sverige A.B. - Class A	145,393
1,000	Suruga Bank, Ltd.	9,726
7,000	United Overseas Bank, Ltd.	90,122
121	Westpac Banking Corp.	2,325
2,000	Yamaguchi Financial Group, Inc.	20,175
		698,730
Commercial Services — 1.1%
1,819	Aggreko PLC	45,933
7,441	Edenred	176,891
195	SGS S.A.	295,830
		518,654
Commercial Services - Finance — 0%
1,100	Experian PLC	12,374
Computer Aided Design — 0%
304	Dassault Systemes S.A.	21,463
Computer Services — 0.1%
479	Cap Gemini S.A.	15,961
2,577	Indra Sistemas S.A.	37,095
		53,056
Computers - Integrated Systems — 0.1%
500	Itochu Techno-Solutions Corp.	22,505
9	NTT Data Corp.	27,775
		50,280
Consulting Services — 0.1%
601	Bereau Veritas S.A.	43,217
Containers - Metal and Glass — 0.4%
33,263	Rexam PLC	159,499
Containers - Paper and Plastic — 0.2%
11,648	Amcor, Ltd.	76,630
Cosmetics and Toiletries — 0.6%
3,399	Beiersdorf A.G.	182,006
500	Kao Corp.	13,912
407	L'Oreal S.A.	39,821
400	Shiseido Company, Ltd.	7,749
1,000	Unicharm Corp.	48,011
		291,499
Dialysis Centers — 0.7%
4,894	Fresenius Medical Care A.G. & Co. KGaA	331,527
Distribution/Wholesale — 0.5%
6,000	Jardine Cycle & Carriage, Ltd.	190,510
614	Wolseley PLC	15,282
		205,792
Diversified Banking Institutions — 0%
1,900	Mitsubishi UFJ Financial Group, Inc.	8,542
Diversified Minerals — 0.9%
538	BHP Billiton, Ltd.	17,871
31,045	Iluka Resources, Ltd.	362,894
1,000	Sumitomo Metal Mining Co., Ltd.	13,259
		394,024
Diversified Operations — 0.9%
3,342	GEA Group A.G.	78,079
6,000	Hutchison Whampoa, Ltd.	44,418
12,500	Keppel Corp., Ltd.	73,236
310	LVMH Moet Hennessy Louis Vuitton S.A.	41,103
349	Siemens A.G.	31,526
1,020	Sulzer A.G.	104,455
909	Wendel	56,984
		429,801
Diversified Operations - Commercial Services — 0.1%
3,228	Brambles, Ltd.	19,911
981	Bunzl PLC	11,650
514	Sodexo	33,866
		65,427
E-Commerce/Services — 0.2%
1,700	Dena, Co., Ltd.	71,138
20	Rakuten, Inc.	23,362
		94,500
E-Marketing/Information — 0.3%
4,600	Gree, Inc.	138,032
Electric - Distribution — 0%
503	AGL Energy, Ltd.	6,896
Electric - Integrated — 1.5%
22,288	A2A SpA	27,720
5,000	CLP Holdings, Ltd.	44,853
41,874	Enel SpA	185,245
3,077	Energias de Portugal S.A.	9,450
13,000	HongKong Electric Holdings	98,902
2,389	International Power PLC	11,316
15,225	Scottish & Southern Energy PLC	304,446
		681,932
Electric Products - Miscellaneous — 0.1%
4,000	Hitachi, Ltd.	19,900
200	Nidec Corp.	16,093
		35,993
Electric – Transmission — 0.3%
2,329	Red Electrica Corp. S.A.	106,271
14,192	Terna Rete Elettrica Nazionale SpA	52,638
		158,909
Electronic Components - Miscellaneous — 0.1%
400	Hoya Corp.	9,220
100	Murata Manufacturing Co., Ltd.	5,397
1,000	NGK Insulators, Ltd.	15,064
		29,681
Electronic Components – Semiconductors — 0.2%
8,671	ARM Holdings PLC	74,206
335	STMicroelectronics N.V.	2,188
		76,394
Electronic Measuring Instruments — 0.2%
100	Keyence Corp.	27,387
4,800	Yokogawa Electirc Corp.	45,250
		72,637
Electronics - Military — 0.2%
2,688	Safran S.A.	82,565
Engineering - Research and Development Services — 0.9%
3,054	ABB, Ltd.	52,172
11,000	Chiyoda Corp.	107,414
3,000	JGC Corp.	73,683
28,000	SembCorp Industries, Ltd.	72,270
3,000	Singapore Technologies Engineering, Ltd.	6,361
4,100	WorleyParsons, Ltd.	102,285
		414,185
Enterprise Software/Services — 0.2%
500	Nomura Research Institute, Ltd.	11,368
1,487	SAP A.G.	75,792
		87,160
Entertainment Software — 0.2%
2,600	Konami Corp.	87,319
900	Square Enix Co., Ltd.	16,178
		103,497
Filtration and Separations Products — 0.1%
2,541	Afla Laval A.B.	39,912
Finance - Credit Card — 0%
400	Credit Saison Co., Ltd.	7,700
Finance - Leasing Companies — 0%
250	Mitsubishi UFJ Lease & Finance Co., Ltd.	9,988
Finance - Other Services — 0.1%
1,907	London Stock Exchange Group PLC	23,926
Fisheries — 0.1%
2,000	Toyo Suisan Kaisha, Ltd.	54,821
Food - Baking — 0.6%
4,578	ARYZTA A.G.	198,362
4,000	Yamazaki Baking Co., Ltd.	60,740
		259,102
Food - Catering — 0.1%
3,879	Compass Group PLC	31,364
Food - Confectionary — 0.7%
5	Lindt & Spruengli A.G.	172,802
45	Lindt & Spruengli A.G.	131,019
		303,821
Food - Dairy Products — 0.2%
40,594	Parmalat SpA	85,505
Food - Flour and Grain — 0%
1,000	Nisshin Seifun Group, Inc.	13,050
Food - Meat Products — 0.1%
2,000	Nippon Meat Packers, Inc.	25,985
Food - Miscellaneous/Diversified — 2.1%
3,000	Ajinomoto Co, Inc.	35,488
706	Associated British Foods PLC	12,107
5,141	Groupe Danone	316,349
3,970	Kerry Group PLC	138,977
1,000	Kikkoman Corp.	11,418
200	MEIJI Holdings Co., Ltd.	9,476
6,000	Nestle S.A.	329,931
300	Nissin Foods Holdings Co., Ltd.	12,091
1,579	Unilever N.V.	50,008
1,411	Unilever PLC	44,195
		960,040
Food - Retail — 1.0%
2,309	Colruyt S.A.	95,843
38	Delhaize Group	2,219
800	Distribuidora Internacional de Alimentacion S.A.*	3,150
5,321	Jeronimo Martins SGPS S.A.	82,901
1,409	Koninklijke Ahold N.V.	16,565
900	Tesco PLC	5,264
44,498	WM Morrison Supermarkets PLC	200,627
2,201	Woolworths, Ltd.	52,582
		459,151
Food - Wholesale/Distribution — 0.1%
6,945	Metcash, Ltd.	27,277
Gambling - Non-Hotel — 0.1%
605	OPAP S.A.	6,138
7,655	TABCORP Holdings, Ltd.	18,940
		25,078
Gas - Distribution — 0%
2,000	Osaka Gas Company, Ltd.	8,316
Gas - Transportation — 1.2%
1,254	Centrica PLC	5,764
2,131	Enagas	39,239
10,392	Gas Natural SDG S.A.	177,110
33,000	Hong Kong & China Gas Co., Ltd.	74,301
7,331	National Grid PLC	72,679
41,062	Snam Rete Gas SpA	189,527
2,000	Tokyo Gas Co., Ltd.	9,318
		567,938
Gold Mining — 0.1%
284	Newcrest Mining, Ltd.	9,357
323	Randgold Resources, Ltd.	31,431
		40,788
Import/Export — 0.1%
1,000	Itochu Corp.	9,554
1,300	Mitsui & Co., Ltd.	18,821
800	Toyota Tsusho Corp.	13,673
		42,048
Industrial Automation and Robotics — 0.2%
700	Fanuc Corp.	96,400
Industrial Gases — 0.4%
321	Air Liquide S.A.	37,532
1,231	Linde A.G.	164,164
		201,696
Instruments - Scientific — 0.1%
600	Hamamatsu Photonics K.K.	24,144
Internet Security — 0.1%
1,200	Trend Micro, Inc.	37,466
Investment Companies — 1.0%
21,000	Cheung Kong Infrastructure Holdings, Ltd.	122,296
109	Investor A.B. - Class B	1,914
2,269	Kinnevik Investment A.B.	42,065
841	Pargesa Holding S.A.	57,500
65,642	Resolution, Ltd.	251,923
		475,698
Investment Management and Advisory Services — 0.1%
2,194	GAM Holding, Ltd.	27,430
Leisure & Recreation Products — 0%
300	Sega Sammy Holdings, Inc.	7,009
Life and Health Insurance — 0.4%
76,406	Legal & General Group PLC	114,337
3,838	Prudential PLC	32,846
263	Swiss Life Holdings	28,756
		175,939
Lottery Services — 0%
3,031	Tatts Group, Ltd.	6,484
Machinery - Construction and Mining — 0.6%
4,668	Atlas Copco A.B. - Class A	82,498
5,417	Atlas Copco A.B. - Class B	85,021
4,900	Komatsu, Ltd.	105,839
		273,358
Machinery - Electrical — 0.5%
657	Schindler Holding A.G.	71,663
1,222	Schindler Holding A.G.	130,885
100	SMC Corp.	14,607
		217,155
Machinery - General Industrial — 0.9%
425	Alstom S.A.	14,058
2,371	Hexagon A.B.	30,874
771	Kone Oyj - Class B	36,579
1,973	MAN A.G.	152,566
41,000	Mitsubishi Heavy Industries, Ltd.	172,458
		406,535
Machinery - Pumps — 0.5%
8,555	Weir Group PLC	204,955
Medical - Biomedical and Genetic — 0%
123	Novozymes A/S	17,501
Medical - Drugs — 6.6%
2,018	AstraZeneca PLC	89,339
300	Daiichi Sankyo Co., Ltd.	6,248
1,300	Dainippon Sumitomo Pharma Co., Ltd.	14,309
3,000	Eisai Co., Ltd.	120,941
31,218	Elan Corp. PLC*	330,614
7,544	GlaxoSmithKline PLC	155,738
9,027	Grifols S.A.	168,839
400	Hisamitsu Pharmaceutical Co., Inc.	19,214
1,000	Kyowa Hakko Kogyo Co., Ltd.	11,137
2,721	Merck KGaA	222,623
400	Miraca Holdings, Inc.	17,589
1,000	Mitsubishi Tanabe Pharma Corp.	18,543
2,548	Novartis A.G.	142,250
603	Novo Nordisk A/S	59,956
1,600	ONO Pharmaceutical Co., Ltd.	95,300
6,325	Orion Oyj - Class B	127,307
2,318	Roche Holding A.G.	373,047
2,330	Sanofi	152,969
2,900	Santen Pharmaceutical Co., Ltd.	121,229
400	Shionogi & Co., Ltd.	5,922
18,441	Shire PLC	574,954
200	Tsumura & Co.	6,375
4,499	UCB S.A.	191,557
		3,026,000
Medical - Hospitals — 0.1%
3,494	Ramsay Health Care, Ltd.	63,773
Medical - Wholesale Drug Distributors — 0.1%
300	Alfresa Holdings Corp.	12,558
1,100	Mediceo Paltac Holdings Company, Ltd.	11,119
		23,677
Medical Instruments — 0.2%
3,486	Getinge A.B.	76,026
1,000	Shimadzu Corp.	8,425
500	Sysmex, Corp.	17,965
		102,416
Medical Products — 1.7%
316	Coloplast A/S	45,616
3,280	Fresenius S.E. & Co. KGaA	291,066
277	Straumann Holding A.G.	43,322
2,161	Synthes, Inc.	349,528
323	William Demant Holding*	24,245
		753,777
Metal - Aluminum — 0.1%
47,995	Alumina, Ltd.	67,094
Metal - Copper — 0%
481	Antofagasta PLC	6,829
Metal - Diversified — 0.2%
274	Glencore International PLC	1,696
62,130	Lynas Corp., Ltd.*	62,776
143	Rio Tinto, Ltd.	8,370
		72,842
Metal Processors and Fabricators — 0.1%
2,000	NSK, Ltd.	14,684
9,000	NTN Corp.	42,200
		56,884
Mining Services — 0.2%
4,269	Orica, Ltd.	95,603
Motion Pictures and Services — 0.1%
3,100	Toho Co., Ltd.	54,154
MRI and Medical Diagnostic Imaging Center — 0.1%
2,202	Sonic Healthcare, Ltd.	24,090
Multi-Line Insurance — 0.7%
467	AXA S.A.	6,063
1,478	Baloise Holding A.G.	108,051
64	Gjensidige Forsikring A.S.A.	663
28,538	Mapfre S.A.	88,144
3,253	Sampo Oyj - Class A	81,465
120	Zurich Financial Services A.G.	24,851
		309,237
Multimedia — 0.3%
8,836	Pearson PLC	155,507
Office Automation and Equipment — 0%
200	Canon, Inc.	9,057
Office Supplies and Forms — 0%
94	Societe BIC S.A.	7,997
Oil - Field Services — 0.5%
2,029	AMEC PLC	25,517
1,075	Saipem SpA	37,688
6,932	SBM Offshore N.V.	120,196
553	Technip S.A.	44,251
		227,652
Oil and Gas Drilling — 0.1%
1,462	Seadrill, Ltd.	40,515
Oil Companies - Exploration and Production — 0.7%
49	INPEX Corp.	302,036
100	Japan Petroleum Exploration Co.	3,642
1,926	Santos, Ltd.	20,823
83	Woodside Petroleum, Ltd.	2,569
		329,070
Oil Companies - Integrated — 0.5%
1,023	Galp Energia SGPS S.A. - Class B	18,640
200	Idemitsu Kosan Co., Ltd.	17,935
2,950	Repsol YPF S.A.	77,718
838	Royal Dutch Shell PLC - Class A	25,988
2,204	Royal Dutch Shell PLC - Class B	68,447
230	StatoilHydro A.S.A.	4,918
		213,646
Oil Refining and Marketing — 0.1%
2,000	TonenGeneral Sekiyu K.K.	22,943
Optical Supplies — 0.6%
3,594	Cie Generale d'Optique Essilor International S.A.	258,979
482	Luxottica Group SpA	12,210
		271,189
Paper and Related Products — 0%
400	Nippon Paper Group, Inc.	10,638
2,000	OJI Paper Co., Ltd.	10,981
		21,619
Photo Equipment and Supplies — 0.2%
1,200	Nikon Corp.	28,205
1,600	Olympus Corp.	49,403
		77,608
Power Converters and Power Supply Equipment — 0%
290	Schneider Electric S.A.	15,611
Property and Casualty Insurance — 0.2%
583	Admiral Group PLC	11,429
1,000	Mitsui Sumitomo Insurance Group Holdings, Inc.	21,679
500	NKSJ Holdings, Inc.	11,049
600	Tokio Marine Holdings, Inc.	15,213
707	TrygVesta A.S.	37,163
		96,533
Public Thoroughfares — 0.5%
7,198	Abertis Infraestucturas S.A.	110,594
23,096	Transurban Group	120,041
		230,635
Publishing - Newspapers — 0.1%
14,000	Singapore Press Holdings, Ltd.	40,020
Real Estate Management/Services — 0.2%
400	Aeon Mall Co., Ltd.	9,097
12,193	Lend Lease Corp., Ltd.	81,677
600	Nomura Real Estate Holdings, Inc.	9,051
		99,825
Real Estate Operating/Development — 0.6%
500	Daito Trust Construction Co., Ltd.	45,859
13,000	Fraser and Neave, Ltd.	56,915
14,000	Hysan Development Co., Ltd.	42,019
1,000	Sumitomo Realty & Development Co., Ltd.	19,221
32,000	UOL Group, Ltd.	100,822
		264,836
REIT - Diversified — 3.1%
17,619	British Land Co. PLC	130,099
174,336	Dexus Property Group	137,480
1,729	Gecina S.A.	151,407
214,190	Goodman Group	117,168
53,850	GPT Group	160,898
16,638	Hammerson PLC	97,098
3,208	Klepierre	89,959
31,121	Land Securities Group PLC	309,943
1,263	Unibail-Rodamco	225,070
		1,419,122
REIT - Office Property — 0.3%
1,581	ICADE	123,443
1	Japan Real Estate Investment Corp.	9,757
2	Nippon Building Fund, Inc.	20,679
		153,879
REIT - Shopping Centers — 0.1%
17,438	CFS Retail Property Trust	29,243
2,828	Westfield Retail Trust	6,559
		35,802
Resorts and Theme Parks — 0%
100	Oriental Land Co., Ltd.	10,674
Retail - Apparel and Shoe — 1.0%
400	Fast Retailing Co., Ltd.	71,644
1,432	Hennes & Mauritz A.B. - Class B	42,796
2,025	Inditex S.A.	173,397
3,887	Next PLC	152,129
100	Shimamura Co., Ltd.	10,483
		450,449
Retail - Automobile — 0%
130	USS Co., Ltd.	11,061
Retail - Building Products — 0.2%
19,498	Kingfisher PLC	74,730
Retail - Consumer Electronics — 0.1%
360	Yamada Denki Co., Ltd.	25,141
Retail - Convenience Stores — 0.1%
200	FamilyMart Co., Ltd.	7,641
400	Lawson, Inc.	22,614
		30,255
Retail - Home Furnishings — 0.1%
350	Nitori Company, Ltd.	35,222
Retail - Jewelry — 1.1%
4,531	Compagnie Financiere Richemont S.A.	201,201
455	Swatch Group A.G.	149,161
2,701	Swatch Group A.G.	161,472
		511,834
Retail - Major Department Stores — 0.4%
2,500	Isetan Mitsukoshi Holdings, Ltd.	25,236
6,000	J. Front Retailing Co., Ltd.	28,512
8,200	Marui Group Co., Ltd.	61,635
339	PPR	43,726
3,000	Takashimaya Co. Ltd.	21,829
		180,938
Retail - Miscellaneous/Diversified — 0.3%
900	Aeon Co., Ltd.	12,152
1,200	Seven & I Holdings Co., Ltd.	33,695
1,407	Wesfarmers, Ltd.	42,508
1,426	Wesfarmers, Ltd.	43,791
		132,146
Retail - Restaurants — 0%
200	McDonald's Holdings Co. Japan, Ltd.	5,317
Rubber - Tires — 1.3%
1,700	Bridgestone Corp.	38,557
2,981	Compagnie Generale des Etablissements Michelin - Class B	178,001
1,198	Continental A.G.	68,836
6,285	Nokian Renkaat Oyj	187,361
7,577	Pirelli & C SpA	53,763
4,400	Sumitomo Rubber Industries, Inc.	56,309
		582,827
Satellite Telecommunications — 0.4%
3,819	Eutelsat Communications	153,390
1,094	SES S.A. (FDR)	26,561
		179,951
Schools — 0%
100	Benesse Corp.	4,407
Security Services — 0.3%
26,220	G4S PLC	108,700
200	Secom Co., Ltd.	9,618
		118,318
Seismic Data Collection — 0%
717	Compagnie Generale de Geophysique-Veritas*	12,589
Semiconductor Equipment — 0.1%
5,800	ASM Pacific Technology, Ltd.	56,630
Shipbuilding — 0.2%
46,000	SembCorp Marine, Ltd.	112,547
Silver Mining — 0%
387	Fresnillo PLC	9,522
Soap and Cleaning Preparations — 0.2%
1,207	Henkel KGaA	52,809
584	Reckitt Benckiser Group PLC	29,521
		82,330
Steel - Producers — 0.2%
3,000	Sumitomo Metal Industries, Ltd.	6,214
879	ThyssenKrupp A.G.	21,573
1,442	Voestapine A.G.	41,790
		69,577
Steel - Specialty — 0.1%
8,000	Daido Steel Co., Ltd.	47,620
1,000	Hitachi Metals, Ltd.	11,472
		59,092
Steel Pipe and Tube — 0%
74	Vallourec S.A.	4,241
Sugar — 0.3%
4,631	Suedzucker A.G.	131,388
Telecommunication Equipment — 0.5%
79,593	Aclatel-Lucent*	227,549
Telecommunication Services — 0.6%
23,000	Singapore Telecommunications, Ltd.	55,544
99,918	Telecom Corporation of New Zealand, Ltd.	197,519
		253,063
Telephone - Integrated — 2.2%
241	Belgacom S.A.	7,263
25,170	BT Group PLC	67,463
37	DDI Corp.	254,185
5,850	Deutsche Telekom A.G.	68,807
100	Nippon Telegraph & Telephone Corp.	4,807
200	Softbank Corp.	5,856
494	Swisscom A.G.	200,793
1,328	TDC A/S	10,837
33,147	Telecom Italia SpA	32,200
115,340	Telstra Corp., Ltd.	343,692
		995,903
Tobacco — 1.5%
8,428	British American Tobacco PLC	357,177
3,584	Imperial Tobacco Group PLC	121,019
2	Japan Tobacco, Inc.	9,333
5,517	Swedish Match A.B.	182,639
		670,168
Tools - Hand Held — 0.2%
2,300	Makita Corp.	81,944
Toys — 0%
1,500	Namco Bandai Holdings, Inc.	20,270
Transportation - Railroad — 0.3%
1	Central Japan Railway Co.	8,715
100	East Japan Railway Co.	6,074
878	Groupe Eurotunnel S.A.	7,428
2,000	Keihin Electric Express Railway	18,462
1,000	Keio Corp.	7,151
3,000	Keisei Electric Railway Co., Ltd.	20,362
8,000	Kintetsu Corp.	30,115
3,000	Tobu Railway Co., Ltd.	14,139
2,000	Tokyu Corp.	10,044
400	West Japan Railway Co.	17,158
		139,648
Transportation - Services — 0.4%
2,343	Deutsche Post A.G.	29,942
1,377	Kuehne + Nagel International A.G.	154,079
		184,021
Transportation - Truck — 0.4%
5,000	Nippon Express Co., Ltd.	21,301
8,400	Yamato Holdings Co., Ltd.	152,922
		174,223
Warehousing and Harbor Transport Services — 0.1%
4,000	Kamigumi Co., Ltd.	35,774
Water — 0.3%
3,530	Severn Trent PLC	84,463
4,973	United Utilities Group PLC	48,159
		132,622
Web Portals/Internet Service Providers — 0.2%
385	Iliad S.A.	43,079
1,575	United Internet A.G. Reg Shares	26,575
		69,654
Wireless Equipment — 0%
872	Telefonaktiebolaget L.M. Ericsson - Class B	8,359
Total Common Stock (cost $34,592,577)		30,734,929
Preferred Stock — 0.8%
Automotive - Cars and Light Trucks — 0.6%
1,764	Bayerische Motoren Werke A.G.	82,238
727	Porsche Automobil Holding S.E.	34,798
1,066	Volkswagen A.G.	141,016
		258,052
Soap and Cleaning Preparations — 0.2%
2,218	Henkel A.G. & Co., KGaA	117,842
Total Preferred Stock (cost $438,191)		375,894
Right — 0%
Commercial Banks — 0%
15,313	CaixaBank* (cost $1,249)	1,251
Money Market — 31.7%
14,432,000	Janus Cash Liquidity Fund LLC, 0% (cost $14,432,000)	14,432,000
Total Investments (total cost $49,464,017) – 100%		$45,544,074
Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$2,427,134	5.3%
Austria	41,790	0.1%
Belgium	596,978	1.3%
Bermuda	162,811	0.4%
Cayman Islands	56,630	0.1%
Denmark	247,228	0.5%
Finland	432,712	0.9%
France	3,120,456	6.8%
Germany	3,332,574	7.3%
Greece	6,138	0.0%
Guernsey	251,923	0.6%
Hong Kong	639,385	1.4%
Ireland	488,391	1.1%
Italy	758,506	1.7%
Japan	5,012,904	11.0%
Jersey	635,737	1.4%
Luxembourg	217,433	0.5%
Netherlands	776,610	1.7%
New Zealand	446,237	1.0%
Norway	51,883	0.1%
Portugal	186,837	0.4%
Singapore	854,460	1.9%
Spain	1,365,049	3.0%
Sweden	737,497	1.6%
Switzerland	3,498,466	7.7%
United Kingdom	4,416,777	9.7%
United States††	14,781,528	32.5%
Total	$45,544,074	100.0%

††	Includes Cash Equivalents (0.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

FDR	Fiduciary Depositary Receipts

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
INTECH Risk-Managed International Fund
Common Stock	$-	$30,734,929	$-

Preferred Stock	-	375,894	-

Right	-	1,251	-

Money Market	-	14,432,000	-

Total Investments in Securities	$-	$45,544,074	$-

(a) Includes fair value factors.

INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.7%
Advertising Agencies — 0%
2,800	Interpublic Group of Cos., Inc.	$20,160
Aerospace and Defense — 0.8%
3,300	Boeing Co.	199,683
1,200	General Dynamics Corp.	68,268
2,600	Lockheed Martin Corp.	188,864
2,600	Northrop Grumman Corp.	135,616
1,100	Raytheon Co.	44,957
4,300	Spirit Aerosystems Holdings, Inc.*	68,585
		705,973
Aerospace and Defense – Equipment — 0.4%
900	B.F. Goodrich Co.	108,612
2,900	United Technologies Corp.	204,044
		312,656
Agricultural Operations — 0.1%
800	Bunge, Ltd.	46,632
Airlines — 0%
600	Copa Holdings S.A.	36,762
Apparel Manufacturers — 0.3%
2,300	VF Corp.	279,496
Automotive - Cars and Light Trucks — 0.5%
8,800	Ford Motor Co.*	85,096
16,600	General Motors Co.*	334,988
		420,084
Automotive - Truck Parts and Equipment - Original — 0.2%
700	Autoliv, Inc.	33,950
300	Johnson Controls, Inc.	7,911
1,100	Lear Corp.	47,190
1,100	Visteon Corp.*	47,300
		136,351
Batteries & Battery Systems — 0.1%
1,000	Energizer Holdings, Inc.*	66,440
Beverages - Non-Alcoholic — 0.3%
8,500	Coca-Cola Enterprises, Inc.	211,480
Beverages - Wine and Spirits — 0.1%
600	Brown-Forman Corp. - Class B	42,084
4,400	Constellation Brands, Inc. - Class A*	79,200
		121,284
Broadcast Services and Programming — 0.9%
8,200	Liberty Interactive Corp. - Liberty Capital*	542,184
3,200	Liberty Interactive Corp. - Liberty Starz*	203,392
		745,576
Building - Heavy Construction — 0.1%
1,900	Chicago Bridge & Iron Co. N.V.	54,397
Building - Residential and Commercial — 0.2%
3,800	D.R. Horton, Inc.	34,352
1,900	Lennar Corp. - Class A	25,726
7,200	Pulte Homes, Inc.*	28,440
2,400	Toll Brothers, Inc.*	34,632
		123,150
Building and Construction Products - Miscellaneous — 0.2%
8,400	Owens Corning*	182,112
Cable/Satellite Television — 1.6%
54,450	Comcast Corp. - Class A	1,138,005
6,400	DISH Network Corp. - Class A	160,384
		1,298,389
Casino Hotels — 0.1%
6,100	MGM Mirage*	56,669
Casino Services — 0.1%
7,200	International Game Technology	104,616
Cellular Telecommunications — 0.6%
1,500	N.I.I. Holdings, Inc.*	40,425
147,900	Sprint Nextel Corp.*	449,616
		490,041
Chemicals - Diversified — 0.5%
3,900	Dow Chemical Co.	87,594
9,500	Huntsman Corp.	91,865
9,500	LyondellBasell Industries N.V.	232,085
500	Rockwood Holdings, Inc.*	16,845
		428,389
Chemicals - Specialty — 0.2%
1,000	Ashland, Inc.	44,140
2,400	Cabot Corp.	59,472
2,000	Cytec Industries, Inc.	70,280
800	WR Grace & Co.*	26,640
		200,532
Coal — 0%
1,625	Alpha Natural Resources, Inc.*	28,746
Coatings and Paint Products — 0.1%
1,900	Valspar Corp.	59,299
Commercial Banks — 1.3%
5,300	Associated Banc-Corp.	49,290
600	Bank of Hawaii Corp.	21,840
4,700	BB&T Corp.	100,251
1,600	CIT Group, Inc.*	48,592
900	City National Corp.	33,984
2,880	Commerce Bancshares, Inc.	100,080
3,700	Cullen/Frost Bankers, Inc.	169,682
1,600	First Republic Bank / San Francisco CA*	37,056
16,200	Fulton Financial Corp.	123,930
3,400	M&T Bank Corp.	237,660
7,100	Valley National Bancorp.	75,189
3,900	Zions Bancorp.	54,873
		1,052,427
Commercial Services — 0%
900	Quanta Services, Inc.*	16,911
Commercial Services - Finance — 0.8%
13,700	H&R Block, Inc.	182,347
9,800	Total System Services, Inc.	165,914
700	Verisk Analytics, Inc.*	24,339
3,400	Visa, Inc. - Class A	291,448
		664,048
Computer Services — 0%
600	DST Systems, Inc.	26,298
Computers — 1.1%
13,000	Dell, Inc.*	183,950
32,200	Hewlett-Packard Co.	722,890
		906,840
Computers - Integrated Systems — 0.2%
22,300	Brocade Communications Systems, Inc.*	96,336
3,700	NCR Corp.*	62,493
		158,829
Computers - Memory Devices — 0.1%
2,100	SanDisk Corp.*	84,735
1,400	Western Digital Corp.*	36,008
		120,743
Consulting Services — 0.4%
1,400	Genpact, Ltd.*	20,146
2,000	SAIC, Inc.*	23,620
4,500	Towers Watson & Co.	269,010
		312,776
Consumer Products - Miscellaneous — 0.7%
6,400	Fortune Brands, Inc.	346,112
1,000	Jarden Corp.	28,260
2,600	Kimberly-Clark Corp.	184,626
		558,998
Containers - Paper and Plastic — 0.1%
3,300	Temple-Inland, Inc.	103,521
Cosmetics and Toiletries — 1.2%
800	Colgate-Palmolive Co.	70,944
15,200	Procter & Gamble Co.	960,336
		1,031,280
Data Processing and Management — 0.3%
9,400	Fidelity National Information Services, Inc.	228,608
600	Fiserv, Inc.*	30,462
		259,070
Dental Supplies and Equipment — 0.1%
1,800	Dentsply International, Inc.	55,242
1,400	Patterson Cos., Inc.	40,082
		95,324
Diagnostic Kits — 0%
1,500	Inverness Medical Innovations, Inc.*	29,475
Distribution/Wholesale — 0.2%
2,900	Genuine Parts Co.	147,320
500	Wesco International, Inc.*	16,775
		164,095
Diversified Banking Institutions — 1.1%
14,105	Bank of America Corp.	86,323
2,870	Citigroup, Inc.	73,529
800	Goldman Sachs Group, Inc.	75,640
22,600	JPMorgan Chase & Co.	680,712
		916,204
Diversified Operations — 2.8%
800	3M Co.	57,432
6,100	Carlisle Cos., Inc.	194,468
1,600	Crane Co.	57,104
500	Dover Corp.	23,300
600	Eaton Corp.	21,300
61,800	General Electric Co.	941,832
7,300	Harsco Corp.	141,547
600	Illinois Tool Works, Inc.	24,960
1,200	Ingersoll-Rand Co. - Class A	33,708
1,100	ITT Corp.	46,200
2,900	Leggett & Platt, Inc.	57,391
8,300	Leucadia National Corp.	188,244
500	Parker Hannifin Corp.	31,565
1,100	Pentair, Inc.	35,211
300	SPX Corp.	13,593
6,800	Trinity Industries, Inc.	145,588
7,200	Tyco International, Ltd. (U.S. Shares)	293,400
		2,306,843
E-Commerce/Services — 1.7%
25,200	eBay, Inc.*	743,148
5,700	Expedia, Inc.	146,775
8,000	IAC/InterActiveCorp*	316,400
14,100	Liberty Interactive Corp. - Class A*	208,257
		1,414,580
Electric - Generation — 0.1%
5,100	AES Corp.*	49,776
Electric - Integrated — 6.6%
3,500	Alliant Energy Corp.	135,380
500	Ameren Corp.	14,885
7,800	American Electric Power Co., Inc.	296,556
11,100	CMS Energy Corp.	219,669
3,300	Consolidated Edison, Inc.	188,166
9,600	Constellation Energy Group, Inc.	365,376
4,600	Dominion Resources, Inc.	233,542
5,100	DPL, Inc.	153,714
4,100	DTE Energy Co.	200,982
15,700	Duke Energy Corp.	313,843
2,000	Edison International	76,500
900	Exelon Corp.	38,349
6,567	FirstEnergy Corp.	294,924
3,200	FPL Group, Inc.	172,864
1,900	Great Plains Energy, Inc.	36,670
2,300	Hawaiian Electric Industries, Inc.	55,844
1,900	Integrys Energy Group, Inc.	92,378
6,300	MDU Resources Group, Inc.	120,897
8,800	Northeast Utilities	296,120
4,300	NSTAR	192,683
5,300	OGE Energy Corp.	253,287
3,900	Pepco Holdings, Inc.	73,788
2,300	Pinnacle West Capital Corp.	98,762
2,900	PPL Corp.	82,766
6,000	Progress Energy, Inc.	310,320
1,800	SCANA Corp.	72,810
12,400	Sierra Pacific Resources	182,404
7,900	Southern Co.	334,723
13,700	TECO Energy, Inc.	234,681
3,200	Westar Energy, Inc.	84,544
1,800	Wisconsin Energy Corp.	56,322
9,600	Xcel Energy, Inc.	237,024
		5,520,773
Electric Products - Miscellaneous — 0%
600	Molex, Inc.	12,222
Electronic Components - Miscellaneous — 0.1%
2,400	Garmin, Ltd.	76,248
Electronic Components – Semiconductors — 0.8%
1,500	Fairchild Semiconductor International, Inc.*	16,200
8,900	Intel Corp.	189,837
3,000	Intersil Corp. - Class A	30,870
23,800	LSI Corp.*	123,284
11,400	Texas Instruments, Inc.	303,810
		664,001
Electronic Connectors — 0%
200	Thomas & Betts Corp.*	7,982
Electronic Parts Distributors — 0.2%
5,500	Arrow Electronics, Inc.*	152,790
Electronics - Military — 0.1%
1,400	L-3 Communications Holdings, Inc.	86,758
Energy – Alternate Sources — 0.1%
2,900	Covanta Holding Corp.	44,051
Engineering - Research and Development Services — 0.1%
3,500	KBR, Inc.	82,705
Entertainment Software — 0.1%
7,700	Activision Blizzard, Inc.	91,630
Fiduciary Banks — 0.1%
4,224	Bank of New York Mellon Corp.	78,524
900	State Street Corp.	28,944
		107,468
Finance - Consumer Loans — 0.2%
13,400	SLM Corp.	166,830
Finance - Credit Card — 0.9%
8,900	American Express Co.	399,610
16,500	Discover Financial Services	378,510
		778,120
Finance - Investment Bankers/Brokers — 0.3%
4,800	E*TRADE Financial Corp.*	43,728
6,300	Raymond James Financial, Inc.	163,548
		207,276
Finance - Other Services — 0.5%
100	CME Group, Inc.	24,640
18,400	NYSE Euronext	427,616
		452,256
Financial Guarantee Insurance — 0%
3,000	Assured Guaranty, Ltd.	32,970
Food - Confectionary — 0.8%
3,200	Hershey Co.	189,568
6,100	J.M. Smucker Co.	444,629
		634,197
Food - Dairy Products — 0.2%
20,400	Dean Foods Co.*	180,948
Food - Meat Products — 0.9%
11,200	Hormel Foods Corp.	302,624
8,200	Smithfield Foods, Inc.*	159,900
15,300	Tyson Foods, Inc. - Class A	265,608
		728,132
Food - Miscellaneous/Diversified — 3.4%
700	Campbell Soup Co.	22,659
7,000	ConAgra Foods, Inc.	169,540
2,100	Corn Products International, Inc.	82,404
15,000	General Mills, Inc.	577,050
9,700	H.J. Heinz Co.	489,656
2,100	Kellogg Co.	111,699
16,352	Kraft Foods, Inc. - Class A	549,100
5,500	McCormick & Co., Inc.	253,880
5,100	Ralcorp Holdings, Inc.*	391,221
13,400	Sara Lee Corp.	219,090
		2,866,299
Food - Retail — 0.6%
9,800	Kroger Co.	215,208
6,600	Safeway, Inc.	109,758
29,700	Supervalu, Inc.	197,802
		522,768
Funeral Services and Related Items — 0.2%
20,900	Service Corporation International	191,444
Gas - Transportation — 1.9%
1,800	AGL Resources, Inc.	73,332
16,600	CenterPoint Energy, Inc.	325,692
3,000	National Fuel Gas Co.	146,040
25,200	NiSource, Inc.	538,776
1,300	Questar Corp.	23,023
1,400	Sempra Energy	72,100
7,400	Southern Union Co.	300,218
1,500	UGI Corp.	39,405
3,400	Vectren Corp.	92,072
		1,610,658
Gold Mining — 0.2%
2,500	Newmont Mining Corp.	157,250
Hospital Beds and Equipment — 0.1%
1,700	Kinetic Concepts, Inc.*	112,013
Hotels and Motels — 0.2%
4,900	Wyndham Worldwide Corp.	139,699
Independent Power Producer — 0.4%
8,500	Calpine Corp.*	119,680
10,100	NRG Energy, Inc.*	214,221
8,800	Reliant Energy, Inc.*	24,464
		358,365
Instruments - Scientific — 0.3%
4,300	Thermo Fisher Scientific, Inc.*	217,752
Insurance Brokers — 0.8%
13,100	AON Corp.	549,938
500	Arthur J. Gallagher & Co.	13,150
1,100	Brown & Brown, Inc.	19,580
2,800	Marsh & McLennan Cos., Inc.	74,312
		656,980
Investment Companies — 0.2%
18,600	American Capital Strategies, Ltd.*	126,852
1,900	Ares Capital Corp.	26,163
		153,015
Investment Management and Advisory Services — 0.5%
400	Affiliated Managers Group, Inc.*	31,220
6,900	Ameriprise Financial, Inc.	271,584
500	BlackRock, Inc.	74,005
		376,809
Life and Health Insurance — 0.7%
900	Lincoln National Corp.	14,067
1,700	Principal Financial Group, Inc.	38,539
3,300	Prudential Financial, Inc.	154,638
6,900	Torchmark Corp.	240,534
8,100	Unum Group	169,776
		617,554
Linen Supply & Related Items — 0.1%
3,600	Cintas Corp.	101,304
Machine Tools and Related Products — 0%
700	Kennametal, Inc.	22,918
Machinery - Farm — 0.1%
2,800	AGCO Corp.*	96,796
Machinery - General Industrial — 0%
600	IDEX Corp.	18,696
Medical - Biomedical and Genetic — 1.2%
12,200	Amgen, Inc.	670,390
2,000	Bio-Rad Laboratories, Inc.*	181,540
2,400	Vertex Pharmaceuticals, Inc.*	106,896
		958,826
Medical - Drugs — 2.8%
1,700	Abbott Laboratories	86,938
15,800	Bristol-Myers Squibb Co.	495,804
3,100	Cephalon, Inc.*	250,170
5,300	Eli Lilly & Co.	195,941
2,900	Forest Laboratories, Inc.*	89,291
7,075	Merck & Co., Inc.	231,423
56,371	Pfizer, Inc.	996,640
		2,346,207
Medical - Generic Drugs — 0.1%
2,500	Mylan, Inc.*	42,500
900	Watson Pharmaceuticals, Inc.*	61,425
		103,925
Medical - HMO — 3.2%
13,600	Aetna, Inc.	494,360
1,800	Amerigroup Corp.*	70,218
7,800	CIGNA Corp.	327,132
5,600	Coventry Health Care, Inc.*	161,336
1,400	Health Net, Inc.*	33,194
10,400	Humana, Inc.	756,392
10,600	UnitedHealth Group, Inc.	488,872
5,000	WellPoint, Inc.	326,400
		2,657,904
Medical - Hospitals — 0.2%
1,100	HCA Holdings, Inc.*	22,176
3,500	LifePoint Hospitals, Inc.*	128,240
		150,416
Medical - Wholesale Drug Distributors — 0.6%
11,400	Cardinal Health, Inc.	477,432
Medical Instruments — 0.2%
3,700	Medtronic, Inc.	122,988
Medical Labs and Testing Services — 0%
600	Quest Diagnostics, Inc.	29,616
Medical Products — 2.1%
2,300	Baxter International, Inc.	129,122
2,500	Carefusion Corp.*	59,875
3,800	Cooper Cos., Inc.	300,770
5,000	Covidien PLC (U.S. Shares)	220,500
400	Henry Schein, Inc.*	24,804
600	Hospira, Inc.*	22,200
9,600	Johnson & Johnson	611,616
900	Teleflex, Inc.	48,393
6,300	Zimmer Holdings, Inc.*	337,050
		1,754,330
Metal - Aluminum — 0.2%
14,400	Alcoa, Inc.	137,808
Miscellaneous Manufacturing — 0.1%
1,900	Aptargroup, Inc.	84,873
Multi-Line Insurance — 1.8%
3,700	ACE, Ltd. (U.S. Shares)	224,220
5,400	Allstate Corp.	127,926
3,800	American Financial Group, Inc.	118,066
1,500	Assurant, Inc.	53,700
6,600	Cincinnati Financial Corp.	173,778
16,400	Loews Corp.	566,620
2,100	MetLife, Inc.	58,821
2,500	Unitrin, Inc.	59,900
7,200	XL Capital, Ltd.	135,360
		1,518,391
Multimedia — 2.3%
2,800	McGraw-Hill Cos., Inc.	114,800
17,600	News Corp. - Class A	272,272
800	Thomson Reuters Corp.	21,632
20,900	Time Warner, Inc.	626,373
29,100	Walt Disney Co.	877,656
		1,912,733
Networking Products — 0.8%
41,700	Cisco Systems, Inc.	645,933
Non-Hazardous Waste Disposal — 0.2%
900	Republic Services, Inc.	25,254
1,100	Waste Connections, Inc.	37,202
3,100	Waste Management, Inc.	100,936
		163,392
Office Automation and Equipment — 0%
500	Pitney Bowes, Inc.	9,400
Oil - Field Services — 0.9%
15,100	Baker Hughes, Inc.	697,016
1,200	Oil States International, Inc.*	61,104
400	SEACOR Holdings, Inc.	32,084
		790,204
Oil and Gas Drilling — 1.0%
1,600	Helmerich & Payne, Inc.	64,960
14,600	Nabors Industries, Ltd.*	178,996
19,900	Patterson-UTI Energy, Inc.	345,066
5,100	Rowan Cos., Inc.*	153,969
1,400	Unit Corp.*	51,688
		794,679
Oil Companies - Exploration and Production — 3.7%
3,000	Anadarko Petroleum Corp.	189,150
1,524	Apache Corp.	122,286
21,000	Chesapeake Energy Corp.	536,550
9,100	Devon Energy Corp.	504,504
11,900	Energen Corp.	486,591
1,600	EQT Corp.	85,376
700	Noble Energy, Inc.	49,560
9,200	Occidental Petroleum Corp.	657,800
3,200	Pioneer Natural Resources Co.	210,464
5,800	Plains Exploration & Production Co.*	131,718
3,200	QEP Resources, Inc.	86,624
		3,060,623
Oil Companies - Integrated — 7.2%
19,900	Chevron Corp.	1,841,148
11,093	ConocoPhillips	702,409
27,429	Exxon Mobil Corp.	1,992,168
3,700	Hess Corp.	194,102
34,900	Marathon Oil Corp.	753,142
19,850	Marathon Petroleum Corp.	537,141
400	Murphy Oil Corp.	17,664
		6,037,774
Oil Field Machinery and Equipment — 0.5%
7,500	National Oilwell Varco, Inc.	384,150
Oil Refining and Marketing — 0.4%
2,400	Sunoco, Inc.	74,424
11,200	Tesoro Corp.*	218,064
2,000	Valero Energy Corp.	35,560
		328,048
Paper and Related Products — 0.5%
2,100	Domtar Corp. (U.S. Shares)	143,157
3,400	International Paper Co.	79,050
7,500	MeadWestvaco Corp.	184,200
		406,407
Pharmacy Services — 0.5%
15,000	Omnicare, Inc.	381,450
Pipelines — 2.0%
6,000	El Paso Corp.	104,880
1,200	Kinder Morgan, Inc.	31,068
10,100	Oneok, Inc.	667,004
12,500	Spectra Energy Corp.	306,625
23,300	Williams Cos., Inc.	567,122
		1,676,699
Power Converters and Power Supply Equipment — 0.2%
1,900	Hubbell, Inc. - Class A	94,126
12,700	SunPower Corp. - Class A*	102,743
		196,869
Printing - Commercial — 0.1%
7,000	R.R. Donnelley & Sons Co.	98,840
Professional Sports — 0.1%
3,000	Madison Square Garden, Inc.*	68,400
Property and Casualty Insurance — 2.4%
302	Alleghany Corp.*	87,127
11,400	Arch Capital Group, Ltd.*	372,495
6,200	Chubb Corp.	371,938
8,000	Fidelity National Financial, Inc. - Class A	121,440
4,000	HCC Insurance Holdings, Inc.	108,200
300	Markel Corp.*	107,139
8,800	Progressive Corp.	156,288
3,100	Travelers Cos., Inc.	151,063
7,100	W. R. Berkley Corp.	210,799
700	White Mountains Insurance Group, Ltd.	284,025
		1,970,514
Publishing - Newspapers — 0.1%
200	Washington Post Co. - Class B	65,394
Publishing - Periodicals — 0%
800	Nielsen Holdings N.V.*	20,864
Racetracks — 0.1%
2,000	Penn National Gaming, Inc.*	66,580
Real Estate Operating/Development — 0.2%
15,000	Forest City Enterprises, Inc. - Class A*	159,900
786	Howard Hughes Corp.*	33,091
		192,991
Reinsurance — 2.2%
800	Allied World Assurance Co. Holdings, Ltd.	42,968
18,600	Berkshire Hathaway, Inc. - Class B*	1,321,344
5,500	Reinsurance Group of America, Inc.	252,725
1,400	RenaissanceRe Holdings, Ltd.	89,320
800	Transatlantic Holdings, Inc.	38,816
2,600	Validus Holdings, Ltd.	64,792
		1,809,965
REIT - Apartments — 1.2%
1,700	Apartment Investment & Management Co. - Class A	37,604
800	Avalonbay Communities, Inc.	91,240
1,900	BRE Properties, Inc. - Class A	80,446
4,000	Camden Property Trust	221,040
6,400	Equity Residential	331,968
1,000	Essex Property Trust, Inc.	120,040
4,400	UDR, Inc.	97,416
		979,754
REIT - Diversified — 0.5%
10,900	Duke Realty Corp.	114,450
1,300	Plum Creek Timber Co., Inc.	45,123
1,000	Vornado Realty Trust	74,620
10,040	Weyerhaeuser Co.	156,122
		390,315
REIT - Health Care — 0.4%
1,400	HCP, Inc.	49,084
1,700	Heath Care REIT, Inc.	79,560
700	Senior Housing Property Trust	15,078
4,562	Ventas, Inc.	225,363
		369,085
REIT - Hotels — 0.1%
3,100	Hospitality Properties Trust	65,813
REIT - Mortgage — 0.6%
1,300	American Capital Agency Corp.	35,230
24,300	Annaly Mortgage Management, Inc.	404,109
7,200	Chimera Investment Corp.	19,944
		459,283
REIT - Office Property — 0.6%
700	Alexandria Real Estate Equities, Inc.	42,973
2,000	Boston Properties, Inc.	178,200
5,200	Douglas Emmett, Inc.	88,920
1,200	Piedmont Office Realty Trust, Inc.	19,404
2,700	SL Green Realty Corp.	157,005
		486,502
REIT - Regional Malls — 0.5%
3,100	General Growth Properties, Inc.	37,510
1,300	Macerich Co.	55,419
1,423	Simon Property Group, Inc.	156,502
3,400	Taubman Centers, Inc.	171,054
		420,485
REIT - Shopping Centers — 0.1%
800	Federal Realty Investment Trust	65,928
400	Regency Centers Corp.	14,132
		80,060
REIT - Storage — 0.1%
600	Public Storage	66,810
REIT - Warehouse and Industrial — 0.1%
4,630	ProLogis, Inc.	112,277
Rental Auto/Equipment — 0.1%
1,800	Aaron Rents, Inc.	45,450
Retail - Apparel and Shoe — 0.4%
1,200	Abercrombie & Fitch Co. - Class A	73,872
6,100	Chico's FAS, Inc.	69,723
7,100	Foot Locker, Inc.	142,639
1,100	PVH Corp.	64,064
		350,298
Retail - Automobile — 0.2%
2,800	AutoNation, Inc.*	91,784
1,800	Carmax, Inc.*	42,930
		134,714
Retail - Building Products — 0.2%
6,100	Home Depot, Inc.	200,507
Retail - Computer Equipment — 0.2%
6,800	GameStop Corp. - Class A*	157,080
Retail - Consumer Electronics — 0.1%
3,200	Best Buy Co., Inc.	74,560
2,000	RadioShack Corp.	23,240
		97,800
Retail - Discount — 1.2%
3,500	BJ's Wholesale Club, Inc.*	179,340
6,400	Target Corp.	313,856
10,100	Wal-Mart Stores, Inc.	524,190
		1,017,386
Retail - Drug Store — 0.4%
5,500	CVS Caremark Corp.	184,690
4,500	Walgreen Co.	148,005
		332,695
Retail - Jewelry — 0.1%
2,900	Signet Jewelers, Ltd.	98,020
Retail - Mail Order — 0.1%
2,000	Williams-Sonoma, Inc.	61,580
Retail - Major Department Stores — 0.1%
4,300	JC Penney Co., Inc.	115,154
Retail - Regional Department Stores — 0.7%
2,200	Dillard's, Inc. - Class A	95,656
800	Kohl's Corp.	39,280
16,000	Macy's, Inc.	421,120
		556,056
Retail - Restaurants — 0%
7,900	Wendy's Co.	36,261
Retirement and Aged Care — 0%
1,500	Brookdale Senior Living, Inc.*	18,810
Savings/Loan/Thrifts — 0.4%
3,100	Capitol Federal Financial	32,736
1,600	First Niagara Financial Group, Inc.	14,640
17,600	New York Community Bancorp., Inc.	209,440
2,500	People's United Financial, Inc.	28,500
3,300	Washington Federal, Inc.	42,042
		327,358
Schools — 0%
600	DeVry, Inc.	22,176
Semiconductor Components/Integrated Circuits — 0%
2,700	Marvell Technology Group, Ltd.*	39,231
Semiconductor Equipment — 0%
2,000	Applied Materials, Inc.	20,700
Shipbuilding — 0%
1,150	Huntington Ingalls Industries, Inc.*	27,980
Soap and Cleaning Preparations — 0.1%
2,300	Church & Dwight Co., Inc.	101,660
Super-Regional Banks — 1.6%
9,400	Capital One Financial Corp.	372,522
4,500	Fifth Third Bancorp.	45,450
7,800	Keycorp	46,254
2,383	PNC Financial Services Group, Inc.	114,837
13,000	U.S. Bancorp.	306,020
17,861	Wells Fargo & Co.	430,807
		1,315,890
Telecommunication Services — 0.1%
2,400	Amdocs, Ltd. (U.S. Shares)*	65,088
1,000	tw telecom, inc.*	16,520
		81,608
Telephone - Integrated — 3.2%
50,110	AT&T, Inc.	1,429,137
17,662	CenturyLink, Inc.	584,965
1,595	Frontier Communications Corp.	9,746
13,944	Verizon Communications, Inc.	513,139
12,600	Windstream Corp.	146,916
		2,683,903
Television — 0.9%
38,600	CBS Corp. - Class B	786,668
Textile-Home Furnishings — 0.1%
2,100	Mohawk Industries, Inc.*	90,111
Tobacco — 2.9%
20,100	Altria Group, Inc.	538,881
7,200	Lorillard, Inc.	797,040
7,900	Philip Morris International, Inc.	492,802
15,100	Reynolds American, Inc.	565,948
		2,394,671
Tools - Hand Held — 0.3%
1,000	Snap-On, Inc.	44,400
4,255	Stanley Works	208,920
		253,320
Toys — 0.1%
2,000	Mattel, Inc.	51,780
Transportation - Equipment & Leasing — 0.1%
2,200	GATX Corp.	68,178
Transportation - Marine — 0.3%
2,800	Alexander & Baldwin, Inc.	102,284
2,100	Kirby Corp.*	110,544
		212,828
Transportation - Railroad — 0.3%
1,400	Kansas City Southern*	69,944
1,600	Norfolk Southern Corp.	97,632
1,400	Union Pacific Corp.	114,338
		281,914
Transportation - Services — 0.1%
2,000	Ryder System, Inc.	75,020
Transportation - Truck — 0.1%
2,900	Con-way, Inc.	64,177
Vitamins and Nutrition Products — 0.4%
4,300	Mead Johnson Nutrition Co. - Class A	295,969
Water — 0.6%
14,700	American Water Works Co., Inc.	443,646
4,100	Aqua America, Inc.	88,437
		532,083
Water Treatment Systems — 0%
700	Nalco Holding Co.	24,486
Web Portals/Internet Service Providers — 0%
1,800	AOL, Inc.*	21,600
Wire and Cable Products — 0%
1,200	General Cable Corp.*	28,020
Wireless Equipment — 0.7%
13,985	Motorola, Inc.	585,971
X-Ray Equipment — 0.2%
11,200	Hologic, Inc.*	170,352
Total Common Stock (cost $86,016,123)		83,199,423
Money Market — 0.3%
215,020	Janus Cash Liquidity Fund LLC, 0% (cost $215,020)	215,020
Total Investments (total cost $86,231,143) – 100%		$83,414,443

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$1,226,627	1.5%
Canada	21,632	0.0%
Guernsey	65,088	0.1%
Ireland	389,568	0.5%
Netherlands	307,346	0.4%
Panama	36,762	0.0%
Switzerland	636,836	0.7%
United States††	80,730,584	96.8%
Total	$83,414,443	100.0%

††	Includes Cash Equivalents (96.5% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
INTECH Risk-Managed Value Fund
Common Stock	$83,199,423	$-	$-

Money Market	-	215,020	-

Total Investments in Securities	$83,199,423	$215,020	$-

Janus Moderate Allocation Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds(1) — 100%
Equity Funds — 57.9%
1,276,290	INTECH Risk-Managed Growth Fund - Class I Shares	$15,277,189
1,661,885	INTECH Risk-Managed International Fund - Class I Shares	10,602,829
2,806,162	INTECH Risk-Managed Value Fund - Class I Shares	23,880,438
210,419	Janus Fund - Class I Shares	5,353,065
506,239	Janus Global Real Estate Fund - Class I Shares	3,872,731
108,894	Janus Global Select Fund - Class I Shares	998,557
279	Janus Growth and Income Fund - Class I Shares	7,337
2,214,405	Janus International Equity Fund - Class I Shares	20,837,551
335,092	Janus Overseas Fund - Class I Shares	11,399,843
447,929	Janus Research Fund - Class I Shares	11,632,705
273,784	Janus Triton Fund - Class I Shares	4,087,590
81,510	Janus Twenty Fund - Class D Shares	4,552,304
1,811,092	Perkins Large Cap Value Fund - Class I Shares	21,877,994
255,402	Perkins Small Cap Value Fund - Class I Shares	5,276,611
		139,656,744
Fixed-Income Funds — 42.1%
8,180,651	Janus Flexible Bond Fund - Class I Shares	87,123,931
178,105	Janus High-Yield Fund - Class I Shares	1,496,079
4,204,216	Janus Short-Term Bond Fund - Class I Shares	12,822,859
		101,442,869
Total Investments (total cost $234,156,988) – 100%		$241,099,613

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Moderate Allocation Fund
Mutual Funds
Equity Funds	$-	$139,656,744	$-
Fixed-Income Funds	-	101,442,869	-
Total Investments in Securities	$-	$241,099,613	$-

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Certificates Of Deposit — 9.4%
$20,000,000	Bank of Montreal 0.1300%, 10/7/11	$20,000,000
20,000,000	Bank of Montreal 0.1000%, 10/14/11	20,000,000
20,000,000	Bank of Montreal 0.1100%, 10/21/11	20,000,000
15,000,000	Credit Suisse Securities (USA) LLC 0.1800%, 10/14/11	15,000,000
25,000,000	Toronto-Dominion Bank 0.0700%, 10/3/11	25,000,000
25,000,000	Toronto-Dominion Bank 0.0800%, 10/14/11	25,000,000
Total Certificates Of Deposit (amortized cost $125,000,000)		125,000,000

Commercial Paper — 14.7%
25,000,000	Bryant Park Funding LLC 0.1500%, 10/13/11 (Section 4(2))	24,998,959
20,000,000	Bryant Park Funding LLC 0.1500%, 10/14/11 (Section 4(2))	19,999,083
15,031,000	Bryant Park Funding LLC 0.1700%, 10/17/11 (Section 4(2))	15,030,006
15,000,000	ING Groep NV 0.1500%, 10/3/11 (Section 4(2))	15,000,000
20,000,000	ING Groep NV 0.1300%, 10/13/11 (Section 4(2))	19,999,278
20,000,000	Nieuw Amsterdam Receivables Corp. 0.1800%, 10/12/11 (Section 4(2))	19,999,100
15,000,000	Nieuw Amsterdam Receivables Corp. 0.2000%, 10/17/11 (Section 4(2))	14,998,833
25,000,000	Nieuw Amsterdam Receivables Corp. 0.1800%, 10/21/11 (Section 4(2))	24,997,750
20,000,000	Standard Chartered PLC 0.2300%, 10/26/11 (Section 4(2))	19,997,061
22,000,000	Standard Chartered PLC 0.2200%, 10/28/11	21,996,639
Total Commercial Paper (amortized cost $197,016,709)		197,016,709

Repurchase Agreements — 30.1%
150,000,000	Credit Agricole, New York 0.1000%, dated 9/30/11 maturing 10/3/11 to be repurchased at $150,001,250 collateralized by $299,896,275 in U.S. Government Agencies 3.0000%-9.5000%, 1/1/13-8/1/48 and in U.S. Treasuries 0.0000%-8.7500%, 11/25/11-11/15/21 with respective values of $54,437,145 and $98,562,855	150,000,000
50,000,000	Deutsche Bank Securities, Inc. 0.0300%, dated 9/30/11 maturing 10/3/11 to be repurchased at $50,000,125 collateralized by $68,755,574 in U.S. Treasuries 0.0000%, 5/15/18-2/15/27 with a value of $51,000,000	50,000,000
75,000,000	HSBC Securities (USA), Inc. 0.0300%, dated 9/30/11 maturing 10/3/11 to be repurchased at $75,000,188 collateralized by $104,288,542 in U.S. Treasuries 0.0000%, 8/15/19-2/15/31 with a value of $76,500,001	75,000,000
126,200,000	RBC Capital Markets Corp. 0.0300%, dated 9/30/11 maturing 10/3/11 to be repurchased at $126,200,316 collateralized by $155,846,775 in U.S. Government Agencies 0.6072%-6.0000%, 4/15/18-11/20/39 with a value of $128,724,000	126,200,000
Total Repurchase Agreements (amortized cost $401,200,000)		401,200,000

U.S. Government Agency Notes — 30.8%
Army & Air Force Exchange Services:
24,000,000	0.2500%, 10/4/11	24,000,000
9,000,000	0.2500%, 10/12/11β	9,000,000
5,000,000	0.2500%, 10/18/11β	5,000,000
10,000,000	0.3000%, 10/21/11β	10,000,000
18,800,000	0.2500%, 10/26/11β	18,800,000
Fannie Mae:
20,000,000	0.0600%, 11/15/11	19,998,567
10,000,000	0.0900%, 11/21/11	9,998,775
12,755,000	0.1000%, 11/23/11	12,753,205
10,000,000	0.1300%, 11/30/11	9,997,905
20,000,000	0.1900%, 12/1/11	19,993,769
10,000,000	0.0900%, 12/2/11	9,998,509
10,000,000	0.0900%, 12/6/11	9,998,410
10,000,000	0.1000%, 12/7/11	9,998,194
10,000,000	0.1000%, 12/8/11	9,998,166
10,000,000	0.0900%, 12/9/11	9,998,335
10,000,000	0.1000%, 12/12/11	9,997,861
10,000,000	0.0900%, 12/28/11	9,997,850
10,000,000	0.0900%, 1/4/12	9,997,675
10,000,000	0.1100%, 1/17/12	9,996,761
10,000,000	0.1000%, 1/18/12	9,997,028
10,000,000	0.1100%, 2/1/12	9,996,302
10,000,000	0.1400%, 3/1/12	9,994,166
Federal Home Loan Bank System:
10,000,000	0.0300%, 12/23/11	9,999,325
10,000,000	0.1000%, 1/13/12	9,997,166
Freddie Mac:
10,000,000	0.1600%, 10/5/11	9,999,911
6,610,000	0.1700%, 11/1/11	6,609,095
5,000,000	0.2200%, 11/2/11	4,999,083
10,000,000	0.1000%, 11/7/11	9,998,347
10,000,000	0.1000%, 11/14/11	9,998,833
10,000,000	0.1200%, 11/21/11	9,998,366
10,000,000	0.1300%, 11/28/11	9,998,055
10,000,000	0.1300%, 12/5/11	9,997,725
10,000,000	0.1000%, 12/12/11	9,998,055
10,000,000	0.0900%, 12/20/11	9,998,050
10,000,000	0.1100%, 12/27/11	9,997,166
10,000,000	0.0900%, 1/3/12	9,997,700
10,000,000	0.1000%, 1/9/12	9,997,277
10,000,000	0.1100%, 1/23/12	9,996,577
Total U.S. Government Agency Notes (amortized cost $411,092,209)		411,092,209

Variable Rate Demand Agency Notes — 15.0%
425,000	Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell), Series B, 0.4800%, 10/1/19	425,000
5,265,000	Auburn, Alabama, Industrial Development Revenue, Series A, 0.2400%, 7/1/26	5,265,000
4,635,000	Brattlebro Retreat, 0.2700%, 1/1/36	4,635,000
4,000,000	Breckenridge Terrace LLC, 0.2200%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC, 0.2200%, 5/1/39	14,980,000
800,000	California Infrastructure and Economic Development, 0.3500%, 7/1/33	800,000
1,095,000	Capital Markets Access, 0.2500%, 7/1/25	1,095,000
5,700,000	Colorado Housing Facilities Revenue, (Tenderfoot Seasonal Housing LLC), Series A, 0.2200%, 7/1/35	5,700,000
6,170,000	Congress/Commons LLC, 0.3300%, 12/1/50	6,170,000
6,180,000	Danville-Pittsylvania, Virginia Facility Revenue, (Cane Creek Project), 0.2200%, 1/1/26	6,180,000
9,100,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A, 0.2200%, 6/1/27	9,100,000
8,000,000	Eagle County, Colorado Housing Facility Revenue, (BC Housing LLC Project), Series A, 0.2200%, 5/1/39	8,000,000
11,830,000	Eskaton Properties, Inc., 0.3500%, 12/1/37	11,830,000
4,290,000	FJM Properties-Wilmar, 0.3500%, 10/1/24	4,290,000
10,330,000	Franklin County Ohio Health Care Facility Revenue, (Adjusted Friendship Village Dublin), Series A, 0.1400%, 11/1/22	10,330,000
6,915,000	Franklin County Ohio Health Care Facility Revenue, (Variable Friendship Village Dublin), Series B, 0.1400%, 11/1/34	6,915,000
5,620,000	Hunter's Ridge, South Point, 0.2200%, 6/1/25	5,620,000
4,650,000	J-J Properties LLC, 0.2200%, 7/1/35	4,650,000
605,000	Kentucky Economic Development Finance Authority, 1.0000%, 11/1/15	605,000
1,980,000	Lone Tree Building Authority, 0.5500%, 12/1/17	1,980,000
9,000,000	Louisiana Local Government Environmental Facilities, 0.1000%, 7/1/47	9,000,000
3,300,000	Lowell Family LLC, 0.2600%, 4/1/30	3,300,000
10,000,000	Massachusetts Health & Educational Facilities Authority, 0.1000%, 10/1/42	10,000,000
6,415,000	Mississippi Business Finance, Corp., 0.3300%, 12/1/39	6,415,000
5,845,000	Monongallia Health Systems, 0.4000%, 7/1/40	5,845,000
8,910,000	Orange County Florida Health Facilities Authority Revenue (Adventist Long Term Care), 0.1400%, 11/15/36	8,910,000
160,000	Phoenix, Illinois Realty Special Account Multifamily Revenue, (Brightons Mark), 0.3200%, 4/1/20	160,000
3,650,000	Riley Family Eagle Lake/Lexington Heights LP, 0.2200%, 9/1/33	3,650,000
4,475,000	Springfield, Tennessee, Health and Educational Facilities Revenue, Series A, 0.2700%, 6/1/26	4,475,000
2,600,000	Tift County, Georgia Development Authority, (Heatcraft), Series A, 0.2700%, 2/1/18	2,600,000
3,870,000	Timber Ridge County Affordable Housing Corp., Series 2003, 0.2400%, 12/1/32	3,870,000
4,595,000	Triple Crown Investments LLC, 0.2400%, 8/1/25	4,595,000
100,000	Union City, Tennessee Industrial Development Board, (Cobank LLC Project), 0.6800%, 1/1/25	100,000
1,720,000	Volunteers of America, Alabama, 0.2700%, 9/1/23	1,720,000
23,415,000	Washington Higher Education Facilities Authority, 0.1500%, 10/1/30	23,415,000
Total Variable Rate Demand Agency Notes (amortized cost $200,625,000)		200,625,000
Total Investments (total amortized cost $1,334,933,918 ) – 100%		$1,334,933,918

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.
β	Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change.  Rates in the security description are as of September 30, 2011.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition.  The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Money Market Fund
Certificates of Deposit	$-	$125,000,000	$-
Commercial Paper	-	197,016,709	-
Repurchase Agreements	-	401,200,000	-
U.S. Government Agency Notes	-	411,092,209	-
Variable Rate Demand Notes	-	200,625,000	-

Total Investments in Securities	$-	$1,334,933,918	$-

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 84.6%
Aerospace and Defense — 1.7%
12,200	General Dynamics Corp.	$694,058
23,000	Raytheon Co.	940,010
9,000	Rockwell Collins, Inc.	474,840
		2,108,908
Aerospace and Defense – Equipment — 0.4%
6,500	United Technologies Corp.	457,340
Agricultural Chemicals — 0.7%
18,500	Mosaic Co.	905,945
Applications Software — 1.0%
51,500	Microsoft Corp.	1,281,835
Beverages - Non-Alcoholic — 1.2%
24,500	PepsiCo, Inc.	1,516,550
Brewery — 1.2%
38,000	Molson Coors Brewing Co. - Class B	1,505,180
Cable/Satellite Television — 0.6%
36,000	Comcast Corp. - Class A	752,400
Cellular Telecommunications — 1.5%
75,000	Vodafone Group PLC (ADR)	1,923,750
Commercial Banks — 0.7%
38,500	BB&T Corp.	821,205
Commercial Services - Finance — 0.9%
70,000	Western Union Co.	1,070,300
Computer Services — 0.4%
3,000	International Business Machines Corp.	525,090
Computers — 0.2%
11,000	Hewlett-Packard Co.	246,950
Computers - Memory Devices — 0.2%
8,700	NetApp, Inc.*	295,278
Consumer Products - Miscellaneous — 0.3%
6,000	Kimberly-Clark Corp.	426,060
Cosmetics and Toiletries — 1.3%
25,500	Procter & Gamble Co.	1,611,090
Diversified Banking Institutions — 2.1%
58,000	Bank of America Corp.	354,960
7,500	Goldman Sachs Group, Inc.	709,125
50,000	JPMorgan Chase & Co.	1,506,000
		2,570,085
Diversified Operations — 3.0%
79,000	General Electric Co.	1,203,960
12,500	Honeywell International, Inc.	548,875
16,300	Illinois Tool Works, Inc.	678,080
32,500	Tyco International, Ltd. (U.S. Shares)	1,324,375
		3,755,290
Electric - Integrated — 1.7%
18,100	Entergy Corp.	1,199,849
33,000	PPL Corp.	941,820
		2,141,669
Electronic Components - Miscellaneous — 0.5%
21,000	Garmin, Ltd.	667,170
Electronic Components – Semiconductors — 0.7%
42,000	Intel Corp.	895,860
Electronic Forms — 0.4%
19,000	Adobe Systems, Inc.*	459,230
Engineering - Research and Development Services — 1.4%
19,500	Jacobs Engineering Group, Inc.*	629,655
14,000	KBR, Inc.	330,820
26,000	URS Corp.*	771,160
		1,731,635
Fiduciary Banks — 1.1%
43,000	State Street Corp.	1,382,880
Finance - Credit Card — 0.7%
36,000	Discover Financial Services	825,840
Finance - Investment Bankers/Brokers — 0.2%
20,000	TD Ameritrade Holding Corp.	294,100
Food - Miscellaneous/Diversified — 1.1%
42,500	Unilever PLC (ADR)	1,325,575
Food - Retail — 1.1%
30,000	Kroger Co.	658,800
41,000	Safeway, Inc.	681,830
		1,340,630
Food - Wholesale/Distribution — 0.7%
34,000	Sysco Corp.	880,600
Gold Mining — 1.3%
19,000	Goldcorp, Inc. (U.S. Shares)	867,160
11,000	Newmont Mining Corp.	691,900
		1,559,060
Industrial Audio and Video Products — 0.4%
19,000	Dolby Laboratories, Inc.*	521,360
Instruments - Scientific — 0.9%
22,500	Thermo Fisher Scientific, Inc.*	1,139,400
Internet Infrastructure Software — 0.4%
22,000	Akamai Technologies, Inc.*	437,360
Internet Security — 0.5%
41,000	Symantec Corp.*	668,300
Investment Management and Advisory Services — 2.2%
33,500	Ameriprise Financial, Inc.	1,318,560
7,200	Franklin Resources, Inc.	688,608
49,000	INVESCO, Ltd.	759,990
		2,767,158
Machinery - Farm — 0.3%
6,000	Deere & Co.	387,420
Medical - Biomedical and Genetic — 2.1%
21,000	Amgen, Inc.	1,153,950
14,000	Gilead Sciences, Inc.*	543,200
23,000	Life Technologies Corp.*	883,890
		2,581,040
Medical - Drugs — 5.5%
31,400	Abbott Laboratories	1,605,796
61,000	Merck & Co., Inc.	1,995,310
19,500	Novartis A.G. (ADR)	1,087,515
122,000	Pfizer, Inc.	2,156,960
		6,845,581
Medical - Generic Drugs — 0.6%
20,000	Teva Pharmaceutical S.P. (ADR)	744,400
Medical - HMO — 0.4%
8,000	WellPoint, Inc.	522,240
Medical - Wholesale Drug Distributors — 0.3%
6,000	McKesson Corp.	436,200
Medical Instruments — 1.2%
31,000	Medtronic, Inc.	1,030,440
12,500	St. Jude Medical, Inc.	452,375
		1,482,815
Medical Labs and Testing Services — 0.4%
7,000	Laboratory Corp. of America Holdings*	553,350
Medical Products — 2.4%
15,500	Becton, Dickinson and Co.	1,136,460
19,500	Johnson & Johnson	1,242,345
12,000	Zimmer Holdings, Inc.*	642,000
		3,020,805
Metal - Aluminum — 0.5%
61,000	Alcoa, Inc.	583,770
Metal - Copper — 0.6%
23,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	700,350
Multi-Line Insurance — 1.1%
58,000	Allstate Corp.	1,374,020
Multimedia — 1.7%
26,000	News Corp. - Class A	402,220
21,000	Time Warner, Inc.	629,370
35,500	Walt Disney Co.	1,070,680
		2,102,270
Networking Products — 0.8%
61,000	Cisco Systems, Inc.	944,890
Non-Hazardous Waste Disposal — 1.0%
45,500	Republic Services, Inc.	1,276,730
Oil - Field Services — 0.4%
8,000	Schlumberger, Ltd. (U.S. Shares)	477,840
Oil and Gas Drilling — 0.8%
24,000	Ensco International PLC	970,320
Oil Companies - Exploration and Production — 5.8%
12,500	Anadarko Petroleum Corp.	788,125
5,100	Apache Corp.	409,224
16,000	Devon Energy Corp.	887,040
9,500	EQT Corp.	506,920
40,000	Exco Resources, Inc.	428,800
36,500	Forest Oil Corp.*	525,600
17,000	Noble Energy, Inc.	1,203,600
7,500	Occidental Petroleum Corp.	536,250
22,000	Plains Exploration & Production Co.*	499,620
30,000	QEP Resources, Inc.	812,100
18,500	Southwestern Energy Co.*	616,605
		7,213,884
Oil Companies - Integrated — 2.6%
9,000	Chevron Corp.	832,680
12,500	Exxon Mobil Corp.	907,875
28,500	Hess Corp.	1,495,110
		3,235,665
Oil Field Machinery and Equipment — 0.6%
15,000	National Oilwell Varco, Inc.	768,300
Pipelines — 1.1%
14,000	Enterprise Products Partners L.P.	562,100
30,000	Kinder Morgan, Inc.	776,700
		1,338,800
Property and Casualty Insurance — 1.4%
15,500	Chubb Corp.	929,845
17,000	Travelers Cos., Inc.	828,410
		1,758,255
Publishing - Books — 0.7%
40,500	Reed Elsevier N.V.	883,710
Reinsurance — 3.2%
26,000	Berkshire Hathaway, Inc. - Class B*	1,847,040
16,000	Everest Re Group, Ltd.	1,270,080
17,000	PartnerRe, Ltd.	888,590
		4,005,710
REIT - Diversified — 0.5%
43,000	Weyerhaeuser Co.	668,650
REIT - Regional Malls — 0.2%
1,900	Simon Property Group, Inc.	208,962
Retail - Building Products — 0.4%
28,000	Lowe's Cos., Inc.	541,520
Retail - Consumer Electronics — 0.3%
15,500	Best Buy Co., Inc.	361,150
Retail - Discount — 1.6%
16,000	Target Corp.	784,640
24,500	Wal-Mart Stores, Inc.	1,271,550
		2,056,190
Retail - Drug Store — 0.6%
23,000	CVS Caremark Corp.	772,340
Retail - Office Supplies — 0.6%
60,000	Staples, Inc.	798,000
Retail - Regional Department Stores — 0.9%
22,000	Kohl's Corp.	1,080,200
Savings/Loan/Thrifts — 0.9%
79,000	First Niagara Financial Group, Inc.	722,850
30,000	Washington Federal, Inc.	382,200
		1,105,050
Semiconductor Equipment — 0.7%
80,000	Applied Materials, Inc.	828,000
Super-Regional Banks — 4.7%
35,000	Fifth Third Bancorp.	353,500
39,000	PNC Financial Services Group, Inc.	1,879,410
56,000	SunTrust Banks, Inc.	1,005,200
51,000	U.S. Bancorp.	1,200,540
57,000	Wells Fargo & Co.	1,374,840
		5,813,490
Telephone - Integrated — 3.5%
74,500	AT&T, Inc.	2,124,740
42,000	CenturyLink, Inc.	1,391,040
21,500	Verizon Communications, Inc.	791,200
		4,306,980
Transportation - Railroad — 0.5%
12,000	Kansas City Southern*	599,520
Transportation - Services — 0.4%
7,500	FedEx Corp.	507,600
Wireless Equipment — 0.3%
7,000	Qualcomm, Inc.	340,410
X-Ray Equipment — 0.3%
24,000	Hologic, Inc.*	365,040
Total Common Stock (cost $114,088,688)		105,372,550

Repurchase Agreement — 15.4%
$19,169,000	ING Financial Markets LLC, 0.0700% dated 9/30/11, maturing 10/3/11 to be repurchased at $19,169,112 collateralized by $14,721,341 in U.S. Treasuries 0.3750%-5.3750%, 8/31/12-2/15/36 with a value of $19,552,880 (cost $19,169,000)	19,169,000
Total Investments (total cost $133,257,688) – 100%		$124,541,550

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$2,918,660	2.3%
Canada	867,160	0.7%
Curacao	477,840	0.4%
Israel	744,400	0.6%
Netherlands	883,710	0.7%
Switzerland	3,079,060	2.5%
United Kingdom	4,219,645	3.4%
United States††	111,351,075	89.4%
Total	$124,541,550	100.0%

††  Includes Cash Equivalents (74.0% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Perkins Large Cap Value Fund
Common Stock
Cellular Telecommunications	$—	$1,923,750	$—
Food - Miscellaneous/Diversified	—	1,325,575	—
Medical - Drugs	5,758,066	1,087,515	—
Medical - Generic Drugs	—	744,400	—
Oil and Gas Drilling	—	970,320	—
Publishing - Books	—	883,710	—
All Other	92,679,214	—	—

Repurchase Agreement	—	19,169,000	—

Total Investments	$98,437,280	$26,104,270	$—
(a) Includes fair value factors.

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 86.4%
Aerospace and Defense — 0.5%
1,050,000	Rockwell Collins, Inc.	$55,398,000
Agricultural Chemicals — 0.7%
1,600,000	Mosaic Co.	78,352,000
Applications Software — 0.9%
3,000,000	Microsoft Corp.**	74,670,000
2,100,000	Progress Software Corp.*	36,855,000
		111,525,000
Brewery — 1.3%
3,950,000	Molson Coors Brewing Co. - Class B	156,459,500
Building - Residential and Commercial — 0.5%
1,000,000	Lennar Corp. - Class A	13,540,000
2,700,270	M.D.C. Holdings, Inc.£	45,742,574
		59,282,574
Cable/Satellite Television — 0.3%
1,800,000	Comcast Corp. - Class A	37,620,000
Cellular Telecommunications — 1.2%
5,600,485	Vodafone Group PLC	143,652,440
Chemicals - Diversified — 0.5%
950,571	FMC Corp.	65,741,490
Commercial Banks — 0.6%
7,800,000	TCF Financial Corp.	71,448,000
Commercial Services - Finance — 1.6%
1,200,000	Global Payments, Inc.	48,468,000
9,700,000	Western Union Co.	148,313,000
		196,781,000
Computers - Integrated Systems — 0.5%
2,100,000	Diebold, Inc.	57,771,000
Computers - Memory Devices — 0.3%
1,000,000	NetApp, Inc.*	33,940,000
Containers - Paper and Plastic — 0.4%
2,111,055	Packaging Corp. of America	49,187,582
Dental Supplies and Equipment — 0.3%
1,203,800	Patterson Cos., Inc.	34,464,794
Diversified Operations — 1.6%
800,000	Carlisle Cos., Inc.	25,504,000
1,000,000	Illinois Tool Works, Inc.	41,600,000
3,000,567	Tyco International, Ltd. (U.S. Shares)	122,273,105
		189,377,105
Electric - Integrated — 2.6%
1,250,000	Constellation Energy Group, Inc.	47,575,000
1,401,900	Entergy Corp.	92,931,951
1,200,000	PG&E Corp.	50,772,000
4,300,000	PPL Corp.	122,722,000
		314,000,951
Electronic Components - Miscellaneous — 0.7%
2,500,000	Garmin, Ltd.	79,425,000
Electronic Components – Semiconductors — 1.0%
5,500,200	QLogic Corp.*,£	69,742,536
2,200,000	Semtech Corp.*	46,420,000
		116,162,536
Electronic Connectors — 0.6%
1,700,000	Thomas & Betts Corp.*	67,847,000
Electronic Forms — 0.4%
2,200,000	Adobe Systems, Inc.*	53,174,000
Electronic Parts Distributors — 0.6%
1,800,000	Tech Data Corp.*,£	77,814,000
Engineering - Research and Development Services — 2.7%
3,925,000	Jacobs Engineering Group, Inc.*	126,738,250
2,500,000	KBR, Inc.	59,075,000
4,700,000	URS Corp.*,£	139,402,000
		325,215,250
Fiduciary Banks — 1.2%
4,300,000	State Street Corp.	138,288,000
Filtration and Separations Products — 0.3%
949,055	Pall Corp.	40,239,932
Finance - Credit Card — 0.7%
3,900,000	Discover Financial Services	89,466,000
Finance - Investment Bankers/Brokers — 0.7%
1,800,212	Raymond James Financial, Inc.	46,733,504
2,400,230	TD Ameritrade Holding Corp.	35,295,382
		82,028,886
Food - Miscellaneous/Diversified — 1.0%
401,115	General Mills, Inc.	15,430,894
3,500,000	Unilever PLC (ADR)	109,165,000
		124,595,894
Food - Retail — 0.7%
1,400,000	Kroger Co.	30,744,000
3,399,835	Safeway, Inc.	56,539,256
		87,283,256
Food - Wholesale/Distribution — 0.8%
3,900,000	Sysco Corp.	101,010,000
Gas - Transportation — 0.4%
1,200,000	AGL Resources, Inc.	48,888,000
Gold Mining — 1.9%
4,500,000	Eldorado Gold Corp.	77,130,000
2,000,000	Goldcorp, Inc. (U.S. Shares)	91,280,000
1,000,000	Newmont Mining Corp.	62,900,000
		231,310,000
Industrial Audio and Video Products — 0.5%
2,200,000	Dolby Laboratories, Inc.*	60,368,000
Instruments - Scientific — 1.6%
4,000,000	PerkinElmer, Inc.	76,840,000
2,350,000	Thermo Fisher Scientific, Inc.*	119,004,000
		195,844,000
Internet Infrastructure Software — 0.5%
3,000,000	Akamai Technologies, Inc.*	59,640,000
Internet Security — 0.9%
6,800,000	Symantec Corp.*	110,840,000
Intimate Apparel — 0.6%
1,450,000	Warnaco Group, Inc.*	66,830,500
Investment Management and Advisory Services — 2.1%
4,350,000	Ameriprise Financial, Inc.	171,216,000
4,900,030	INVESCO, Ltd.	75,999,465
		247,215,465
Leisure & Recreation Products — 0.4%
2,600,000	WMS Industries, Inc.*	45,734,000
Machinery - Farm — 0.6%
1,150,000	Deere & Co.	74,255,500
Machinery - General Industrial — 0.3%
2,000,000	Babcock & Wilcox Co.*	39,100,000
Medical - Biomedical and Genetic — 1.8%
2,300,000	Charles River Laboratories International, Inc.*	65,826,000
3,200,000	Life Technologies Corp.*	122,976,000
1,800,000	Myriad Genetics, Inc.*	33,732,000
		222,534,000
Medical - Drugs — 1.2%
1,400,000	Forest Laboratories, Inc.*	43,106,000
1,900,000	Novartis A.G.	105,963,000
		149,069,000
Medical - Generic Drugs — 0.6%
1,900,555	Teva Pharmaceutical S.P. (ADR)	70,738,657
Medical - HMO — 0.4%
1,900,000	Health Net, Inc.*	45,049,000
Medical Instruments — 0.4%
1,450,000	St. Jude Medical, Inc.	52,475,500
Medical Labs and Testing Services — 0.7%
1,050,000	Laboratory Corp. of America Holdings*	83,002,500
Medical Products — 1.5%
1,500,400	Becton, Dickinson and Co.	110,009,328
1,400,815	Zimmer Holdings, Inc.*	74,943,603
		184,952,931
Medical Sterilization Products — 0.6%
2,500,000	STERIS Corp.	73,175,000
Metal - Aluminum — 0.3%
4,100,000	Alcoa, Inc.	39,237,000
Metal - Copper — 0.5%
2,100,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	63,945,000
Metal Processors and Fabricators — 0.4%
1,829,049	Kaydon Corp.£	52,457,125
Multi-Line Insurance — 1.5%
5,400,600	Allstate Corp.	127,940,214
5,700,000	Old Republic International Corp.	50,844,000
		178,784,214
Multimedia — 0.4%
1,200,000	Viacom, Inc. - Class B	46,488,000
Networking Products — 0.7%
5,700,800	Cisco Systems, Inc.	88,305,392
Non-Hazardous Waste Disposal — 1.0%
4,400,000	Republic Services, Inc.	123,464,000
Oil and Gas Drilling — 0.9%
2,800,000	Ensco International PLC	113,204,000
Oil Companies - Exploration and Production — 7.3%
950,000	Anadarko Petroleum Corp.	59,897,500
1,200,000	Bill Barrett Corp.*	43,488,000
500,000	Cimarex Energy Co.	27,850,000
1,550,000	Devon Energy Corp.	85,932,000
1,300,000	EQT Corp.	69,368,000
6,600,000	Exco Resources, Inc.	70,752,000
5,200,000	Forest Oil Corp.*	74,880,000
1,800,000	Noble Energy, Inc.	127,440,000
3,400,270	Plains Exploration & Production Co.*	77,220,132
3,700,000	QEP Resources, Inc.	100,159,000
2,300,000	Southwestern Energy Co.*	76,659,000
1,800,870	Whitting Petroleum Corp.*	63,174,519
		876,820,151
Oil Companies - Integrated — 1.0%
2,300,000	Hess Corp.	120,658,000
Oil Field Machinery and Equipment — 0.4%
850,000	National Oilwell Varco, Inc.	43,537,000
Pharmacy Services — 0.3%
1,200,000	Omnicare, Inc.	30,516,000
Pipelines — 1.3%
1,500,000	Kinder Morgan, Inc.	38,835,000
1,900,000	Plains All American Pipeline L.P.	111,948,000
		150,783,000
Publishing - Books — 1.0%
16,000,000	Reed Elsevier PLC	121,875,419
Reinsurance — 2.7%
600,000	Berkshire Hathaway, Inc. - Class B*	42,624,000
1,800,000	Everest Re Group, Ltd.	142,884,000
1,400,000	PartnerRe, Ltd.	73,178,000
1,500,015	Reinsurance Group of America, Inc.	68,925,689
		327,611,689
REIT - Apartments — 0.7%
300,000	Avalonbay Communities, Inc.	34,215,000
1,200,000	BRE Properties, Inc. - Class A	50,808,000
		85,023,000
REIT - Diversified — 1.9%
1,200,120	Liberty Property Trust	34,935,493
2,050,300	Potlatch Corp.£	64,625,456
1,800,000	Rayonier, Inc.	66,222,000
3,900,000	Weyerhaeuser Co.	60,645,000
		226,427,949
REIT - Health Care — 0.2%
472,203	Ventas, Inc.	23,326,828
REIT - Hotels — 0.3%
3,300,000	Host Hotels & Resorts, Inc.	36,102,000
REIT - Mortgage — 0.5%
1,200,000	Annaly Mortgage Management, Inc.	19,956,000
3,800,000	Redwood Trust, Inc.	42,446,000
		62,402,000
REIT - Office Property — 1.8%
850,244	Alexandria Real Estate Equities, Inc.	52,196,479
800,000	Boston Properties, Inc.	71,280,000
900,000	Corporate Office Properties	19,602,000
2,600,000	Mack-Cali Realty Corp.	69,550,000
		212,628,479
REIT - Regional Malls — 0.3%
800,000	Taubman Centers, Inc.	40,248,000
REIT - Storage — 0.4%
421,825	Public Storage	46,970,214
REIT - Warehouse and Industrial — 0.4%
1,900,000	ProLogis, Inc.	46,075,000
Retail - Apparel and Shoe — 1.1%
7,300,000	American Eagle Outfitters, Inc.	85,556,000
1,800,000	Guess?, Inc.	51,282,000
		136,838,000
Retail - Consumer Electronics — 0.6%
5,800,000	RadioShack Corp.£	67,396,000
Retail - Discount — 1.3%
2,200,000	Big Lots, Inc.*	76,626,000
1,450,000	Wal-Mart Stores, Inc.	75,255,000
		151,881,000
Retail - Drug Store — 0.7%
2,600,000	CVS Caremark Corp.	87,308,000
Retail - Major Department Stores — 0.2%
1,050,000	JC Penney Co., Inc.	28,119,000
Retail - Office Supplies — 0.8%
7,500,000	Staples, Inc.	99,750,000
Retail - Regional Department Stores — 1.6%
2,400,166	Kohl's Corp.	117,848,151
2,700,000	Macy's, Inc.	71,064,000
		188,912,151
Savings/Loan/Thrifts — 2.0%
14,000,000	First Niagara Financial Group, Inc.	128,100,000
3,200,000	People's United Financial, Inc.	36,480,000
5,800,000	Washington Federal, Inc.£	73,892,000
		238,472,000
Semiconductor Components/Integrated Circuits — 0.3%
1,250,000	Analog Devices, Inc.	39,062,500
Semiconductor Equipment — 0.6%
7,000,000	Applied Materials, Inc.	72,450,000
Super-Regional Banks — 2.8%
9,449,900	Fifth Third Bancorp.	95,443,990
3,150,000	PNC Financial Services Group, Inc.	151,798,500
5,200,000	SunTrust Banks, Inc.	93,340,000
		340,582,490
Telephone - Integrated — 1.3%
4,700,000	CenturyLink, Inc.**	155,664,000
Textile-Home Furnishings — 0.6%
1,611,231	Mohawk Industries, Inc.*	69,137,922
Tools - Hand Held — 0.6%
800,000	Snap-On, Inc.	35,520,000
800,000	Stanley Works	39,280,000
		74,800,000
Transportation - Marine — 0.6%
600,000	Kirby Corp.*	31,584,000
1,100,000	Tidewater, Inc.	46,255,000
		77,839,000
Transportation - Railroad — 1.5%
1,801,700	Kansas City Southern*	90,012,932
400,000	Norfolk Southern Corp.	24,408,000
802,500	Union Pacific Corp.	65,540,175
		179,961,107
Transportation - Truck — 0.4%
1,400,000	J.B. Hunt Transport Services, Inc.	50,568,000
Wireless Equipment — 0.3%
725,315	Qualcomm, Inc.	35,272,069
X-Ray Equipment — 0.7%
5,800,000	Hologic, Inc.*	88,218,000
Total Common Stock (cost $10,987,335,041)		10,437,693,942

Purchased Options - Calls — 0%
3,650	iShares Russell 2000 Index Fund (ETF)** expires December 2011 exercise price $75.75	350,994
7,300	iShares Russell 2000 Index Fund (ETF)** expires December 2011 exercise price $76.38	619,151
7,300	iShares Russell 2000 Index Fund (ETF)** expires January 2012 exercise price $73.91	1,426,953
Total Purchased Options - Calls (premiums paid $5,038,825)		2,397,098

Purchased Options - Puts — 0.9%
12,900	iShares Russell 2000 Index Fund (ETF) expires October 2011 exercise price $60.00	1,918,703
8,363	iShares Russell 2000 Index Fund (ETF)** expires October 2011 exercise price $81.00	13,962,412
82,200	iShares Russell 2000 Index Fund (ETF) expires November 2011 exercise price $60.00	23,636,043
27,780	iShares Russell 2000 Index Fund (ETF) expires November 2011 exercise price $65.00	13,060,578
11,850	iShares Russell 2000 Index Fund (ETF)** expires November 2011 exercise price $74.00	12,340,514
11,150	iShares Russell 2000 Index Fund (ETF)** expires November 2011 exercise price $81.00	18,702,828
6,970	iShares Russell 2000 Index Fund (ETF) expires December 2011 exercise price $65.00	3,945,847
3,650	iShares Russell 2000 Index Fund (ETF) expires December 2011 exercise price $65.42	2,124,258
7,300	iShares Russell 2000 Index Fund (ETF) expires December 2011 exercise price $65.97	4,434,765
12,980	iShares Russell 2000 Index Fund (ETF) expires December 2011 exercise price $70.00	10,749,584
7,300	iShares Russell 2000 Index Fund (ETF) expires January 2012 exercise price $63.83	4,495,598
Total Purchased Options - Puts (premiums paid $60,856,957)		109,371,130

Repurchase Agreements — 12.7%
$550,000,000	Credit Agricole, New York Branch, 0.1000% dated 9/30/11, maturing 10/3/11 to be repurchased at $550,004,583 collateralized by $1,099,619,675 in U.S. Government Agencies 3.0000%-9.5000%, 1/1/13-8/1/48 and $285,002,861 in U.S. Treasuries 0.0000%-8.7500%, 11/25/11-11/15/21 with respective values of $199,602,865 and $361,397,135	550,000,000
200,000,000	Deutsche Bank Securities, Inc., 0.0300% dated 9/30/11, maturing 10/3/11 to be repurchased at $200,000,500 collateralized by $275,022,297 in U.S. Treasuries 0.0000%, 5/15/18-2/15/27 with a value of $204,000,000	200,000,000
200,000,000	HSBC Securities (USA), Inc., 0.0300% dated 9/30/11, maturing 10/3/11 to be repurchased at $200,000,500 collateralized by $278,102,777 in U.S. Treasuries 0.0000%, 8/15/19-2/15/31 with a value of $204,000,002	200,000,000
89,454,000	ING Financial Markets LLC, 0.0700% dated 9/30/11, maturing 10/3/11 to be repurchased at $89,454,522 collateralized by $68,698,567 in U.S. Treasuries 0.3750%-5.3750%, 8/31/12-2/15/36 with a value of $91,245,412	89,454,000
500,000,000	RBC Capital Markets Corp., 0.0100% dated 9/30/11, maturing 10/3/11 to be repurchased at $500,000,417 collateralized by $501,531,071 in U.S. Treasuries 0.0000%-2.3750%, 12/22/11-6/30/18 with a value of $510,000,033	500,000,000
Total Repurchase Agreements (cost $1,539,454,000)		1,539,454,000
Total Investments (total cost $12,592,684,823) – 100%		$12,088,916,170

Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$292,061,465	2.4%
Canada	168,410,000	1.4%
Israel	70,738,657	0.6%
Switzerland	307,661,105	2.6%
United Kingdom	487,896,859	4.0%
United States††	10,762,148,084	89.0%
Total	$12,088,916,170	100.0%

††	Includes Cash Equivalents (76.3% excluding Cash Equivalents).

Schedule of Written Options - Calls
iShares Russell 2000 Index Fund (ETF) expires December 2011 3,650 contracts exercise price $72.30	$(660,057)
iShares Russell 2000 Index Fund (ETF) expires December 2011 7,300 contracts exercise price $72.91	(1,189,290)
iShares Russell 2000 Index Fund (ETF) expires January 2012 7,300 contracts exercise price $70.55	(2,220,926)
Total Schedule of Written Options - Puts (premiums received $7,077,350)	$(4,070,273)

Schedule of Written Options - Puts
iShares Russell 2000 Index Fund (ETF) expires October 2011 2,788 contracts exercise price $73.00	$(2,487,518)
iShares Russell 2000 Index Fund (ETF) expires November 2011 5,925 contracts exercise price $67.00	(3,365,299)
iShares Russell 2000 Index Fund (ETF) expires November 2011 5,575 contracts exercise price $73.00	(5,360,424)
Total Schedule of Written Options - Puts (premiums received $2,316,688)	$(11,213,241)

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£  The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the  period ended September 30, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/11
Perkins Mid Cap Value Fund

Kaydon Corp.	79,049	$2,260,273	150,000	$5,623,720	$57,558	$350,000	$52,457,125

M.D.C. Holdings, Inc.	-	-	-	-	-	675,068	45,742,574

Potlatch Corp.	-	-	-	-	-	1,045,653	64,625,456

QLogic Corp.*	-	-	-	-	-	-	69,742,536

RadioShack Corp.	600,000	7,582,199	-	-	-	-	67,396,000

Tech Data Corp.*,(1)	-	-	550,000	23,647,343	626,485	-	N/A

URS Corp.*	200,000	6,480,106	-	-	-	-	139,402,000

Washington Federal, Inc.	-	-	-	-	-	348,000	73,892,000
		$16,322,578		$29,271,063	$684,043	$2,418,721	$513,257,691
(1) Company was no longer an affiliate as of September 30, 2011.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Perkins Mid Cap Value Fund
Common Stock
Cellular Telecommunications	$—	$143,652,440	$—
Food - Miscellaneous/Diversified	15,430,894	109,165,000	—
Medical - Drugs	43,106,000	105,963,000	—
Medical - Generic Drugs	—	70,738,657	—
Oil and Gas Drilling	—	113,204,000	—
Publishing - Books	—	121,875,419	—
All Other	9,714,558,532	—	—
Total Common Stock	9,773,095,426	664,598,516
Repurchase Agreements	—	1,539,454,000	—
Total Investments	$9,773,095,426	$2,204,052,516	$—
Investments in Purchased Options:	$—	$111,768,228	$—
Other Investments(b)	$—	$15,283,514	$—
(a)  Includes fair value factors.
(b)  Other financial instruments include futures, forward currency, written options, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Perkins Mid Cap Value Fund	$29,999,830

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 86.5%
Applications Software — 0.7%
993,898	Progress Software Corp.*	$17,442,910
Building - Heavy Construction — 2.1%
2,300,000	Granite Construction, Inc.£	43,171,000
1,160,179	Sterling Construction Co., Inc.*,£	12,959,199
		56,130,199
Building - Residential and Commercial — 0.8%
700,000	M.D.C. Holdings, Inc.	11,858,000
1,000,000	Ryland Group, Inc.	10,650,000
		22,508,000
Circuit Boards — 0.5%
1,500,000	TTM Technologies, Inc.*	14,265,000
Commercial Banks — 9.4%
1,192,678	Columbia Banking System, Inc.	17,079,149
3,329,561	FirstMerit Corp.	37,823,813
5,000,000	Fulton Financial Corp.	38,250,000
4,273,766	Glacier Bancorp, Inc.£	40,045,187
2,037,493	Hancock Holding Co.	54,564,063
4,000,000	TCF Financial Corp.	36,640,000
1,150,000	Texas Capital Bancshares, Inc.*	26,277,500
		250,679,712
Commercial Services - Finance — 0.6%
425,000	Global Payments, Inc.	17,165,750
Computers - Integrated Systems — 2.5%
1,987,801	Diebold, Inc.	54,684,405
400,000	Jack Henry & Associates, Inc.	11,592,000
		66,276,405
Computers - Memory Devices — 0.7%
1,775,000	STEC, Inc.*	17,998,500
Containers - Paper and Plastic — 1.4%
500,000	Packaging Corp. of America	11,650,000
900,000	Sonoco Products Co.	25,407,000
		37,057,000
Dental Supplies and Equipment — 0.5%
475,000	Patterson Cos., Inc.	13,599,250
Direct Marketing — 1.0%
3,279,865	Harte-Hanks, Inc.£	27,813,255
Distribution/Wholesale — 1.2%
1,118,136	Owens & Minor, Inc.	31,844,513
Electronic Components – Semiconductors — 2.4%
1,888,406	Monolithic Power Systems, Inc.*,£	19,223,973
2,186,580	QLogic Corp.*	27,725,834
850,000	Semtech Corp.*	17,935,000
		64,884,807
Electronic Connectors — 0.7%
472,101	Thomas & Betts Corp.*	18,841,551
Electronic Design Automation — 0.6%
646,035	Synopsys, Inc.*	15,737,413
Electronic Parts Distributors — 0.5%
300,000	Tech Data Corp.*	12,969,000
Engineering - Research and Development Services — 1.7%
1,540,539	URS Corp.*	45,692,387
Enterprise Software/Services — 0.5%
950,000	Omnicell, Inc.*	13,091,000
Food - Baking — 1.9%
2,655,646	Flowers Foods, Inc.	51,678,871
Food - Miscellaneous/Diversified — 0.9%
496,952	J & J Snack Foods Corp.	23,878,544
Food - Retail — 1.0%
645,546	Ruddick Corp.	25,169,839
Footwear and Related Apparel — 1.1%
563,371	Skechers U.S.A., Inc. - Class A*	7,904,095
607,744	Wolverine World Wide, Inc.	20,207,488
		28,111,583
Golf — 0.8%
3,876,209	Callaway Golf Co.£	20,040,001
Instruments - Scientific — 1.3%
1,838,715	PerkinElmer, Inc.	35,321,715
Insurance Brokers — 0.8%
1,250,000	Brown & Brown, Inc.	22,250,000
Internet Infrastructure Software — 0.7%
944,204	Akamai Technologies, Inc.*	18,770,776
Internet Security — 0.8%
1,500,000	Blue Coat Systems, Inc.*	20,820,000
Internet Telephony — 1.0%
1,000,000	J2 Global Communications, Inc.	26,900,000
Intimate Apparel — 0.8%
447,255	Warnaco Group, Inc.*	20,613,983
Leisure & Recreation Products — 0.8%
1,192,678	WMS Industries, Inc.*	20,979,206
Machine Tools and Related Products — 0.5%
500,000	Lincoln Electric Holdings, Inc.	14,505,000
Machinery - General Industrial — 0.3%
400,000	Albany International Corp. - Class A	7,300,000
Medical - Biomedical and Genetic — 1.2%
1,150,000	Charles River Laboratories International, Inc.*	32,913,000
Medical Instruments — 0.9%
1,762,071	Angiodynamics, Inc.*,£	23,153,613
Medical Labs and Testing Services — 1.2%
2,000,000	ICON PLC*	32,160,000
Medical Products — 1.4%
725,000	PSS World Medical, Inc.*	14,275,250
625,000	West Pharmaceutical Services, Inc.	23,187,500
		37,462,750
Medical Sterilization Products — 1.8%
1,639,936	STERIS Corp.	48,000,927
Metal Processors and Fabricators — 2.1%
1,975,458	Kaydon Corp.£	56,656,135
Miscellaneous Manufacturing — 0.3%
715,697	Movado Group, Inc.	8,717,189
Multi-Line Insurance — 3.4%
4,472,552	Old Republic International Corp.	39,895,164
2,100,000	Unitrin, Inc.	50,316,000
		90,211,164
Non-Ferrous Metals — 0.3%
625,000	Globe Specialty Metals, Inc.	9,075,000
Oil - Field Services — 1.2%
793,493	C&J Energy Services, Inc.*	13,045,025
1,192,683	PAA Natural Gas Storage L.P.	19,440,733
		32,485,758
Oil Companies - Exploration and Production — 5.4%
1,050,000	Bill Barrett Corp.*	38,052,000
1,000,000	Comstock Resources, Inc.*	15,460,000
1,900,000	Exco Resources, Inc.	20,368,000
2,400,000	Forest Oil Corp.*	34,560,000
380,500	Lone Pine Resources, Inc.*	2,511,300
1,050,000	Petroleum Development Corp.*	20,359,500
2,000,000	PetroQuest Energy, Inc.*,£	11,000,000
		142,310,800
Paper and Related Products — 1.4%
2,800,000	Glatfelter£	36,988,000
Pharmacy Services — 0.5%
500,000	Omnicare, Inc.	12,715,000
Pipelines — 0.6%
500,000	Western Gas Partners L.P.	16,885,000
Poultry — 0.5%
275,000	Sanderson Farms, Inc.	13,062,500
Property and Casualty Insurance — 3.1%
637,177	Infinity Property & Casualty Corp.£	33,439,049
1,106,970	Navigators*,£	47,821,104
		81,260,153
Real Estate Operating/Development — 0.8%
1,490,850	St. Joe Co.*	22,347,841
Reinsurance — 0.6%
800,000	Alterra Capital Holdings, Ltd.	15,176,000
REIT - Diversified — 1.2%
993,901	Potlatch Corp.	31,327,759
REIT - Hotels — 1.0%
3,650,000	DiamondRock Hospitality Co.	25,513,500
REIT - Mortgage — 0.6%
1,450,000	Redwood Trust, Inc.	16,196,500
REIT - Office Property — 2.9%
2,285,970	Government Properties Income Trust	49,171,215
1,013,778	Mack-Cali Realty Corp.	27,118,561
		76,289,776
Retail - Apparel and Shoe — 1.2%
2,700,000	American Eagle Outfitters, Inc.	31,644,000
Retail - Consumer Electronics — 1.1%
2,550,000	RadioShack Corp.	29,631,000
Retail - Convenience Stores — 1.6%
950,000	Casey's General Stores, Inc.	41,467,500
Retail - Leisure Products — 0.4%
1,684,912	MarineMax, Inc.*,£	10,901,381
Retail - Propane Distribution — 0.7%
700,000	Inergy L.P.	17,514,000
Retail - Restaurants — 0.6%
528,902	Bob Evans Farms	15,084,285
Savings/Loan/Thrifts — 5.3%
6,425,563	First Niagara Financial Group, Inc.	58,793,901
1,300,000	Investors Bancorp, Inc.*	16,419,000
1,838,714	Provident Financial Services, Inc.	19,766,176
3,578,041	Washington Federal, Inc.	45,584,242
		140,563,319
Semiconductor Equipment — 0.9%
1,142,984	MKS Instruments, Inc.	24,814,183
Telecommunication Services — 0.1%
441,305	Premiere Global Services, Inc.*	2,833,178
Textile-Home Furnishings — 0.3%
202,500	Mohawk Industries, Inc.*	8,689,275
Transportation - Marine — 0.8%
200,000	Kirby Corp.*	10,528,000
248,473	Tidewater, Inc.	10,448,290
		20,976,290
Transportation - Railroad — 0.6%
318,048	Kansas City Southern*	15,889,678
Total Common Stock (cost $2,614,851,384)		2,301,252,624

Repurchase Agreements — 13.5%

$50,000,000	Credit Agricole, New York Branch, 0.1000% dated 9/30/11, maturing 10/3/11 to be repurchased at $50,000,417 collateralized by $99,965,425 in U.S. Government Agencies 3.0000%-9.5000%, 1/1/13-8/1/48 and $25,909,351 in U.S. Treasuries 0.0000%-8.7500%, 11/25/11-11/15/21 with respective values of $18,145,715 and $32,854,285	50,000,000
50,000,000	Deutsche Bank Securities, Inc., 0.0300% dated 9/30/11, maturing 10/3/11 to be repurchased at $50,000,125 collateralized by $68,755,574 in U.S. Treasuries 0.0000%, 5/15/18-2/15/27 with a value of $51,000,000	50,000,000
50,000,000	HSBC Securities (USA), Inc., 0.0300% dated 9/30/11, maturing 10/3/11 to be repurchased at $50,000,125 collateralized by $69,525,694 in U.S. Treasuries 0.0000%, 8/15/19-2/15/31 with a value of $51,000,001	50,000,000
10,667,000	ING Financial Markets LLC, 0.0700% dated 9/30/11, maturing 10/3/11 to be repurchased at $10,667,062 collateralized by $8,192,005 in U.S. Treasuries 0.3750%-5.3750%, 8/31/12-2/15/36 with a value of $10,880,618	10,667,000
200,000,000	RBC Capital Markets Corp., 0.0100% dated 9/30/11, maturing 10/3/11 to be repurchased at $200,000,167 collateralized by $200,612,429 in U.S. Treasuries 0.0000%-2.3750%, 12/22/11-6/30/18 with a value of $204,000,013	200,000,000
Total Repurchase Agreements (cost $360,667,000)		360,667,000
Total Investments (total cost $2,975,518,384) – 100%		$2,661,919,624
Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$15,176,000	0.6%
Ireland	32,160,000	1.2%
United States††	2,614,583,624	98.2%
Total	$2,661,919,624	100.0%

††  Includes Cash Equivalents (84.7% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

£  The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the  period ended September 30, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 9/30/11
Perkins Small Cap Value Fund

Angiodynamics, Inc.*	-	$-	10,819	$153,476	$2,318	$-	$23,153,613

Callaway Golf Co.	-	-	23,791	177,710	(44,005)	39,000	20,040,000

Glacier Bancorp, Inc.	350,000	4,544,709	26,234	368,546	(66,592)	520,000	40,045,187

Glatfelter	615,864	7,931,993	15,864	184,708	43,099	-	36,988,000

Granite Construction, Inc.	613,419	12,293,696	13,419	328,210	(50,035)	298,091	43,171,000

Harte-Hanks, Inc.	-	-	20,135	234,852	(74,779)	262,389	27,813,255

Infinity Property & Casualty Corp.	66,091	3,194,756	3,914	183,295	16,514	114,692	33,439,049

Kaydon Corp.	186,437	5,257,817	10,979	362,930	6,184	357,804	56,656,135

MarineMax, Inc.*	167,299	1,019,035	9,316	68,456	(5,200)	-	10,901,381

Monolithic Power Systems, Inc.*	300,000	3,843,135	11,594	175,103	(28,671)		19,223,973

Navigators*	-	-	93,030	4,589,931	(514,973)	-	47,821,104

PetroQuest Energy, Inc.*,(1)	-	-	300,000	2,585,196	(198,742)	-	N/A

Sterling Construction Co., Inc*	-	-	39,821	553,267	(61,462)	-	12,959,199
		$38,085,141		$9,965,680	$(976,344)	$1,591,976	$372,211,897

(1) Company was no longer an affiliate as of September 30, 2011.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Perkins Small Cap Value Fund
Common Stock
Medical Labs and Testing Services	$—	$32,160,000	$—
All Other	2,269,092,624	—	—
Total Common Stock			—
Repurchase Agreements	—	360,667,000	—
Total Investments	$2,269,092,624	$392,827,000	$—

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.1%
$32,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	$35,061
34,000	Commercial Mortgage Pass Through Certificates 6.0075%, 12/10/49 π	36,681
32,602	DBUBS Mortgage Trust 3.7420%, 6/1/17(144A)	33,444
47,000	FREMF Mortgage Trust 4.9362%, 4/25/44(144A) π	46,984
30,000	GS Mortgage Securities Corp. II 5.5600%, 11/10/39	31,703
58,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24(144A)	58,023
18,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27(144A)	19,636
30,000	JPMorgan Chase Commercial Mortgage Securities Corp. 4.3110%, 8/5/32(144A)	29,854
18,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0720%, 4/15/45 π	19,785
61,000	Lyondell Chemical Co. 4.8868%, 7/25/44(144A) π	55,537
31,000	Morgan Stanley Capital I 3.8840%, 2/15/16(144A)	31,996
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $396,529)		398,704
Bank Loans — 0.7%
Aerospace and Defense — 0.1%
35,700	TransDigm, Inc. 4.0000%, 2/14/17 π	34,835
Food - Miscellaneous/Diversified — 0.4%
145,000	Del Monte Foods Co. 4.5000%, 11/27/17π	134,487
Retail - Apparel and Shoe — 0.1%
19,236	PVH Corp. 3.5000%, 5/6/16π	19,095
Retail - Restaurants — 0.1%
43,526	DineEquity, Inc. 4.2500%, 10/19/17π	42,052
Telecommunication Equipment — 0%
16,957	CommScope, Inc. 5.0000%, 1/3/18π	16,608
Total Bank Loans (cost $260,011)		247,077
Common Stock — 55.6%
Aerospace and Defense — 0.9%
2,800	General Dynamics Corp.	159,292
4,500	Raytheon Co.**	183,915
		343,207
Agricultural Chemicals — 0.3%
2,500	Mosaic Co.	122,425
Applications Software — 0.7%
10,000	Microsoft Corp.**	248,900
Beverages - Non-Alcoholic — 0.7%
4,000	PepsiCo, Inc.**	247,600
Brewery — 0.5%
5,100	Molson Coors Brewing Co. - Class B **	202,011
Building - Residential and Commercial — 0.2%
5,000	M.D.C. Holdings, Inc.	84,700
Cellular Telecommunications — 2.1%
24,300	SK Telecom Co., Ltd. (ADR)	341,901
16,300	Vodafone Group PLC (ADR)	418,095
		759,996
Commercial Banks — 1.3%
18,000	FirstMerit Corp.	204,480
14,000	Fulton Financial Corp.	107,100
10,000	Glacier Bancorp, Inc.	93,700
4,900	Trustmark Corp.	88,935
		494,215
Commercial Services - Finance — 1.0%
5,700	Paychex, Inc.	150,309
15,000	Western Union Co.	229,350
		379,659
Computer Services — 0.2%
500	International Business Machines Corp.**	87,515
Computers — 0.3%
4,300	Hewlett-Packard Co.	96,535
Consumer Products - Miscellaneous — 0.2%
800	Kimberly-Clark Corp.**	56,808
Containers - Metal and Glass — 0.5%
4,500	Greif, Inc.	193,005
Cruise Lines — 0.5%
6,000	Carnival Corp. (U.S. Shares)**	181,800
Distribution/Wholesale — 0.3%
3,700	Owens & Minor, Inc.	105,376
Diversified Banking Institutions — 0.3%
4,000	JPMorgan Chase & Co.	120,480
Diversified Operations — 1.9%
14,100	General Electric Co.	214,884
4,000	Illinois Tool Works, Inc.**	166,400
4,500	Koppers Holdings, Inc.	115,245
5,000	Tyco International, Ltd. (U.S. Shares)	203,750
		700,279
Electric - Integrated — 2.2%
2,800	Entergy Corp.	185,612
5,000	GDF Suez	149,350
3,500	PG&E Corp.	148,085
12,000	PPL Corp.	342,480
		825,527
Electric Products - Miscellaneous — 0.2%
1,500	Emerson Electric Co.**	61,965
Electronic Components - Miscellaneous — 0.2%
2,500	Garmin, Ltd.**	79,425
Electronic Components – Semiconductors — 0.5%
4,500	Intel Corp.	95,985
3,000	Microchip Technology, Inc.**	93,330
		189,315
Filtration and Separations Products — 0.3%
2,500	Pall Corp.**	106,000
Food - Miscellaneous/Diversified — 0.8%
17,000	Orkla A.S.A.	129,431
5,500	Unilever PLC (ADR)	171,545
		300,976
Food - Retail — 0.5%
12,000	Safeway, Inc.**	199,560
Food - Wholesale/Distribution — 0.7%
10,000	Sysco Corp.**	259,000
Gold Mining — 0.4%
3,000	Goldcorp, Inc. (U.S. Shares)	136,920
Human Resources — 0.1%
1,100	Manpower Group**	36,982
Instruments - Scientific — 0.4%
8,000	PerkinElmer, Inc.	153,680
Investment Management and Advisory Services — 0.2%
600	BlackRock, Inc.**	88,806
Medical - Biomedical and Genetic — 0.4%
2,500	Amgen, Inc.**	137,375
Medical - Drugs — 4.0%
6,900	Abbott Laboratories**	352,866
6,000	GlaxoSmithKline PLC (ADR)	247,740
6,800	Merck & Co., Inc.**	222,428
6,000	Novartis A.G. (ADR)**	334,620
19,100	Pfizer, Inc.**	337,688
		1,495,342
Medical - Generic Drugs — 0.6%
6,400	Teva Pharmaceutical S.P. (ADR)	238,208
Medical - Wholesale Drug Distributors — 0.3%
1,400	McKesson Corp.	101,780
Medical Instruments — 0.8%
8,500	Medtronic, Inc.**	282,540
Medical Products — 1.7%
1,400	Baxter International, Inc.	78,596
2,100	Becton, Dickinson and Co.**	153,972
1,300	Covidien PLC (U.S. Shares)	57,330
3,000	Johnson & Johnson**	191,130
1,900	Stryker Corp.**	89,547
1,300	West Pharmaceutical Services, Inc.	48,230
		618,805
Metal - Copper — 0.2%
2,600	Freeport-McMoRan Copper & Gold, Inc. - Class B	79,170
Multi-Line Insurance — 1.5%
11,500	Allstate Corp.**	272,435
7,500	Old Republic International Corp.	66,900
8,600	Unitrin, Inc.	206,056
		545,391
Multimedia — 0.3%
3,100	Time Warner, Inc.	92,907
Networking Products — 0.7%
17,100	Cisco Systems, Inc.	264,879
Non-Hazardous Waste Disposal — 0.8%
11,000	Republic Services, Inc.**	308,660
Office Automation and Equipment — 0.2%
3,500	Pitney Bowes, Inc.	65,800
Oil - Field Services — 0.5%
3,000	Schlumberger, Ltd. (U.S. Shares)	179,190
Oil and Gas Drilling — 0.4%
3,900	Ensco International PLC (ADR)	157,677
Oil Companies - Exploration and Production — 1.9%
4,000	Devon Energy Corp.**	221,760
2,000	EQT Corp.	106,720
9,500	Exco Resources, Inc.	101,840
2,700	Noble Energy, Inc.	191,160
1,000	Occidental Petroleum Corp.	71,500
		692,980
Oil Companies - Integrated — 3.3%
3,500	Chevron Corp.	323,820
3,400	ConocoPhillips	215,288
5,800	Exxon Mobil Corp.**	421,254
4,500	Royal Dutch Shell PLC (ADR)	276,840
		1,237,202
Paper and Related Products — 0.3%
9,500	Glatfelter	125,495
Pipelines — 1.0%
10,800	Kinder Morgan, Inc.	279,612
3,500	Spectra Energy Corp.	85,855
		365,467
Property and Casualty Insurance — 0.2%
1,500	Chubb Corp.	89,985
Protection - Safety — 0.5%
3,500	Landauer, Inc.	173,390
Publishing - Books — 0.5%
25,000	Reed Elsevier PLC	190,430
Real Estate Management/Services — 0.3%
10,000	Brookfield Real Estate Services, Inc.	116,934
Reinsurance — 0.5%
1,000	Everest Re Group, Ltd.	79,380
2,000	PartnerRe, Ltd.	104,540
		183,920
REIT - Apartments — 0.2%
5,800	Campus Crest Communities, Inc.	63,104
REIT - Diversified — 1.2%
5,500	Potlatch Corp.	173,360
4,050	Rayonier, Inc.	149,000
8,000	Weyerhaeuser Co.	124,400
		446,760
REIT - Health Care — 0.5%
12,000	Healthcare Realty Trust, Inc.	202,200
REIT - Mortgage — 0.7%
5,700	Annaly Mortgage Management, Inc.	94,791
15,000	Redwood Trust, Inc.	167,550
		262,341
REIT - Office Property — 1.2%
3,300	BioMed Realty Trust, Inc.	54,681
7,000	Corporate Office Properties	152,460
5,000	Government Properties Income Trust	107,550
5,500	Mack-Cali Realty Corp.	147,125
		461,816
Retail - Apparel and Shoe — 0.6%
20,000	American Eagle Outfitters, Inc.	234,400
Retail - Consumer Electronics — 0.4%
12,500	RadioShack Corp.	145,250
Retail - Discount — 1.0%
2,000	Target Corp.**	98,080
5,000	Wal-Mart Stores, Inc.**	259,500
		357,580
Retail - Drug Store — 0.3%
3,500	CVS Caremark Corp.	117,530
Retail - Office Supplies — 0.6%
15,300	Staples, Inc.	203,490
Retail - Regional Department Stores — 0.5%
3,500	Kohl's Corp.**	171,850
Retail - Restaurants — 0.4%
1,500	McDonald's Corp.**	131,730
Savings/Loan/Thrifts — 1.1%
32,000	First Niagara Financial Group, Inc.	292,800
3,000	Provident Financial Services, Inc.	32,250
5,800	Washington Federal, Inc.	73,892
		398,942
Semiconductor Components/Integrated Circuits — 0.3%
4,000	Analog Devices, Inc.**	125,000
Semiconductor Equipment — 0.7%
12,000	Applied Materials, Inc.**	124,200
5,500	MKS Instruments, Inc.	119,405
		243,605
Super-Regional Banks — 2.6%
19,800	Fifth Third Bancorp.	199,980
6,500	PNC Financial Services Group, Inc.	313,235
10,900	SunTrust Banks, Inc.	195,655
11,000	Wells Fargo & Co.	265,320
		974,190
Telecommunication Services — 0.2%
4,500	Vivendi	91,869
Telephone - Integrated — 1.8%
11,000	AT&T, Inc.**	313,720
10,400	CenturyLink, Inc.**	344,448
		658,168
Tobacco — 0.3%
3,500	Altria Group, Inc.	93,835
Transportation - Air Freight — 0.1%
5,000	TNT Express N.V. (ADR)	34,000
Transportation - Marine — 0.3%
2,300	Tidewater, Inc.**	96,715
Transportation - Railroad — 0.5%
1,500	Norfolk Southern Corp.**	91,530
1,200	Union Pacific Corp.**	98,004
		189,534
Transportation - Services — 0.3%
5,000	PostNL N.V. (ADR)	22,050
1,300	United Parcel Service, Inc. - Class B	82,095
		104,145
Water — 0.3%
7,400	Suez Environment S.A.	103,127
Wireless Equipment — 0.2%
1,300	Qualcomm, Inc.	63,219
Total Common Stock (cost $22,702,634)		20,580,594

Corporate Bonds — 28.3%
Agricultural Chemicals — 0.5%
$65,000	CF Industries, Inc. 6.8750%, 5/1/18	72,556
36,000	CF Industries, Inc. 7.1250%, 5/1/20	40,995
23,000	Incitec Pivot, Ltd. 4.0000%, 12/7/15(144A)	23,444
50,000	Phibro Animal Health Corp. 9.2500%, 7/1/18(144A)	48,875
		185,870
Apparel Manufacturers — 0.3%
100,000	Levi Strauss & Co. 7.6250%, 5/15/20	93,000
Automotive - Cars and Light Trucks — 0.2%
50,000	Daimler Finance North America LLC 6.5000%, 11/15/13	54,896
Automotive - Truck Parts and Equipment - Original — 0.1%
45,000	American Axle & Manufacturing Holdings, Inc. 9.2500%, 1/15/17(144A)	46,800
Beverages - Non-Alcoholic — 0.5%
111,000	Coca-Cola Co. 0.7500%, 11/15/13	110,828
77,000	Coca-Cola Co. 1.5000%, 11/15/15	77,713
		188,541
Beverages - Wine and Spirits — 0.9%
300,000	Pernod-Ricard S.A. 5.7500%, 4/7/21(144A)	328,816
Brewery — 0.4%
69,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	69,491
50,000	Anheuser-Busch InBev Worldwide, Inc. 7.7500%, 1/15/19	64,935
		134,426
Building Products - Cement and Aggregate — 0.1%
17,000	CRH America, Inc. 4.1250%, 1/15/16	17,117
9,000	CRH America, Inc. 5.7500%, 1/15/21	9,274
		26,391
Cable/Satellite Television — 0.3%
50,000	Comcast Corp. 5.1500%, 3/1/20	56,435
25,000	Time Warner Cable, Inc. 4.0000%, 9/1/21	24,448
31,000	Time Warner Cable, Inc. 5.5000%, 9/1/41	30,640
		111,523
Chemicals - Diversified — 0.7%
50,000	Dow Chemical Co. 7.6000%, 5/15/14	56,789
100,000	LBI Escrow Corp. 8.0000%, 11/1/17	107,750
100,000	Lyondell Chemical Co. 11.0000%, 5/1/18	108,000
		272,539
Chemicals - Specialty — 0.1%
27,000	Ashland, Inc. 9.1250%, 6/1/17	29,869
Commercial Banks — 2.1%
25,000	Abbey National Treasury Services PLC 1.8321%, 4/25/14π	23,818
37,000	Abbey National Treasury Services PLC 4.0000%, 4/27/16	34,156
76,000	CIT Group, Inc. 5.2500%, 4/1/14(144A)	73,530
39,038	CIT Group, Inc. 7.0000%, 5/1/14	39,819
50,000	CIT Group, Inc. 7.0000%, 5/4/15(144A)	49,625
250,000	CIT Group, Inc. 7.0000%, 5/1/17	242,500
17,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15	15,988
61,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	58,328
100,000	Standard Chartered PLC(144A) 3.2000%, 5/12/16	99,161
56,000	SVB Financial Group 5.3750%, 9/15/20	58,202
72,000	Zions Bancorp. 7.7500%, 9/23/14	75,904
		771,031
Commercial Services - Finance — 0.8%
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	240,247
66,000	Western Union Co. 3.6500%, 8/22/18	66,607
		306,854
Computers - Memory Devices — 0.1%
35,000	Seagate Technology 10.0000%, 5/1/14(144A)	39,200
Data Processing and Management — 0.2%
37,000	Fiserv, Inc. 3.1250%, 10/1/15	37,664
22,000	Fiserv, Inc. 3.1250%, 6/15/16	22,266
22,000	Fiserv, Inc. 4.7500%, 6/15/21	22,904
		82,834
Diversified Banking Institutions — 1.5%
60,000	Bank of America Corp. 4.5000%, 4/1/15	56,865
25,000	Bank of America Corp. 3.6250%, 3/17/16	22,758
30,000	Bank of America Corp. 5.0000%, 5/13/21	26,765
50,000	Citigroup, Inc. 5.0000%, 9/15/14	49,038
36,000	Citigroup, Inc. 4.8750%, 5/7/15	35,971
17,000	Citigroup, Inc. 4.7500%, 5/19/15	17,421
49,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	47,705
71,000	Goldman Sachs Group, Inc. 5.2500%, 7/27/21	70,042
50,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	55,682
25,000	JPMorgan Chase & Co. 4.4000%, 7/22/20	25,293
100,000	Morgan Stanley 3.4500%, 11/2/15	92,095
75,000	Morgan Stanley 5.6250%, 9/23/19	70,355
		569,990
Diversified Financial Services — 0.9%
50,000	General Electric Capital Corp. 4.8000%, 5/1/13	52,511
50,000	General Electric Capital Corp. 6.0000%, 8/7/19	56,282
150,000	General Electric Capital Corp. 5.5000%, 1/8/20	163,610
60,000	General Electric Capital Corp. 4.6250%, 1/7/21	62,271
		334,674
Diversified Minerals — 0.2%
50,000	Teck Resources, Ltd. 10.2500%, 5/15/16	58,780
Diversified Operations — 0.7%
63,000	3M Co. 1.3750%, 9/29/16	62,659
45,000	Danaher Corp. 2.3000%, 6/23/16	46,099
79,000	Exelis, Inc. 4.2500%, 10/1/16(144A)	78,479
82,000	Exelis, Inc. 5.5500%, 10/1/21(144A)	82,133
		269,370
Diversified Operations - Commercial Services — 0.1%
41,000	ARAMARK Corp. 8.5000%, 2/1/15	41,513
Electric - Generation — 0%
15,000	AES Corp. 7.7500%, 10/15/15	15,225
Electric - Integrated — 1.1%
39,000	Calpine Construction Finance Co. L.P. 8.0000%, 6/1/16(144A)	39,975
51,000	CMS Energy Corp. 4.2500%, 9/30/15	50,178
38,000	CMS Energy Corp. 5.0500%, 2/15/18	37,539
22,000	Florida Power Corp. 3.1000%, 8/15/21	22,040
22,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	23,163
10,000	Pacific Gas & Electric Co. 3.2500%, 9/15/21	9,892
30,000	PPL WEM Holdings PLC(144A) 3.9000%, 5/1/16	31,449
31,000	Public Service Co. of Colorado 3.2000%, 11/15/20	31,545
11,000	San Diego Gas & Electric Co. 3.0000%, 8/15/21	11,114
20,000	Wisconsin Electric Power Co. 2.9500%, 9/15/21	19,952
100,000	Xcel Energy, Inc. 4.7000%, 5/15/20	111,784
		388,631
Electronic Components – Semiconductors — 0.8%
50,000	Advanced Micro Devices, Inc. 8.1250%, 12/15/17	50,000
32,000	National Semiconductor Corp. 3.9500%, 4/15/15	34,287
59,000	National Semiconductor Corp. 6.6000%, 6/15/17	70,387
13,000	Texas Instruments, Inc. 0.8750%, 5/15/13	13,042
69,000	Texas Instruments, Inc. 1.3750%, 5/15/14	69,748
52,000	Texas Instruments, Inc. 2.3750%, 5/16/16	53,322
		290,786
Electronic Measuring Instruments — 0.4%
60,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	60,853
69,000	FLIR Systems, Inc. 3.7500%, 9/1/16	68,697
		129,550
Electronics - Military — 0.5%
100,000	L-3 Communications Corp. 6.3750%, 10/15/15	102,125
15,000	L-3 Communications Corp. 5.2000%, 10/15/19	15,827
64,000	L-3 Communications Corp. 4.7500%, 7/15/20	66,235
		184,187
Engineering - Research and Development Services — 0.2%
67,000	Fluor Corp. 3.3750%, 9/15/21	66,982
Finance - Auto Loans — 0.1%
50,000	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	50,062
Finance - Consumer Loans — 0.2%
21,000	John Deere Capital Corp. 3.9000%, 7/12/21	22,667
42,000	SLM Corp. 6.2500%, 1/25/16	41,224
		63,891
Finance - Credit Card — 0.1%
50,000	American Express Co. 6.8000%, 9/1/66π	48,438
Finance - Investment Bankers/Brokers — 0.6%
50,000	Charles Schwab Corp. 4.4500%, 7/22/20	52,684
31,000	Jefferies Group, Inc. 3.8750%, 11/9/15	30,341
77,000	Jefferies Group, Inc. 5.1250%, 4/13/18	72,111
51,000	Lazard Group LLC 7.1250%, 5/15/15	56,328
4,000	Lazard Group LLC 6.8500%, 6/15/17	4,404
		215,868
Finance - Leasing Companies — 0.2%
93,000	International Lease Finance Corp. 5.7500%, 5/15/16	82,660
Food - Canned — 0.1%
32,000	Blue Merger Sub, Inc. 7.6250%, 2/15/19(144A)	27,040
Food - Meat Products — 0.3%
100,000	Tyson Foods Inc. 6.8500%, 4/1/16	108,750
Food - Miscellaneous/Diversified — 0.4%
44,000	Corn Products International, Inc. 3.2000%, 11/1/15	45,102
44,000	Kellogg Co. 3.2500%, 5/21/18	46,229
50,000	Kraft Foods, Inc. 5.3750%, 2/10/20	56,586
		147,917
Gambling - Non-Hotel — 0.1%
50,000	Jacobs Entertainment, Inc. 9.7500%, 6/15/14	48,875
Hotels and Motels — 0.5%
18,000	Hyatt Hotels Corp. 5.7500%, 8/15/15(144A)	19,183
50,000	Hyatt Hotels Corp. 6.8750%, 8/15/19(144A)	56,277
50,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	53,625
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	53,750
		182,835
Investment Management and Advisory Services — 0.3%
50,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	55,267
61,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66π	61,000
		116,267
Linen Supply & Related Items — 0.2%
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	31,959
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	36,708
		68,667
Medical - Biomedical and Genetic — 0%
12,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	12,960
Medical - HMO — 0%
7,000	Health Care Service Corp. 4.7000%, 1/15/21(144A)	7,760
Medical Instruments — 0.4%
18,000	Boston Scientific Corp. 4.5000%, 1/15/15	18,809
68,000	Boston Scientific Corp. 6.0000%, 1/15/20	76,236
43,000	Boston Scientific Corp. 7.0000%, 11/15/35	50,274
		145,319
Money Center Banks — 0.3%
84,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16	82,803
22,000	Lloyds TSB Bank PLC 6.3750%, 1/21/21	21,690
		104,493
Multi-Line Insurance — 0.7%
94,000	American International Group, Inc. 4.2500%, 9/15/14	91,418
47,000	American International Group, Inc. 5.4500%, 5/18/17	45,006
68,000	American International Group, Inc. 6.4000%, 12/15/20	69,278
50,000	MetLife, Inc. 7.7170%, 2/15/19	61,288
		266,990
Oil - Field Services — 0.6%
94,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	93,481
93,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)	93,093
44,000	Weatherford International, Ltd. 5.1250%, 9/15/20	44,779
		231,353
Oil and Gas Drilling — 0.6%
31,000	Ensco PLC 3.2500%, 3/15/16	31,478
51,000	Ensco PLC 4.7000%, 3/15/21	51,981
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	101,962
43,000	Rowan Cos., Inc. 5.0000%, 9/1/17	44,558
		229,979
Oil Companies - Exploration and Production — 0.4%
50,000	Forest Oil Corp. 8.0000%, 12/15/11	50,000
50,000	Forest Oil Corp. 8.5000%, 2/15/14	52,875
21,000	Occidental Petroleum Corp 3.1250%, 2/15/22	20,994
39,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	38,707
		162,576
Oil Companies - Integrated — 0.3%
60,000	BP Capital Markets PLC 3.1250%, 10/1/15	61,997
28,000	BP Capital Markets PLC 4.5000%, 10/1/20	30,327
		92,324
Oil Refining and Marketing — 0.3%
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20(144A)	57,912
16,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	15,769
22,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	22,458
		96,139
Paper and Related Products — 0.3%
106,000	Georgia-Pacific LLC 5.4000%, 11/1/20(144A)	107,836
Pharmacy Services — 0.1%
45,000	Express Scripts, Inc. 3.1250%, 5/15/16	45,437
Pipelines — 1.5%
50,000	Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.8750%, 2/15/18	51,250
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	37,140
50,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	55,038
50,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	56,905
50,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	50,125
78,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	80,557
50,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	52,614
54,000	Plains All American Pipeline L.P. / PAA Finance Corp. 5.0000%, 2/1/21	56,926
40,000	TC Pipelines L.P. 4.6500%, 6/15/21	41,145
61,000	Western Gas Partners L.P. 5.3750%, 6/1/21	61,201
		542,901
Property and Casualty Insurance — 0.1%
20,000	Progressive Corp. 3.7500%, 8/23/21	20,401
Publishing - Newspapers — 0%
6,000	Gannett Co., Inc. 6.3750%, 9/1/15(144A)	5,970
4,000	Gannett Co., Inc. 7.1250%, 9/1/18(144A)	3,831
		9,801
Publishing - Periodicals — 0.2%
58,000	United Business Media, Ltd. 5.7500%, 11/3/20(144A)	61,974
Radio — 0.2%
50,000	Sirius XM Radio, Inc. 8.7500%, 4/1/15(144A)	54,125
Real Estate Management/Services — 0%
17,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	16,320
Real Estate Operating/Development — 0.1%
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	38,924
REIT - Diversified — 0.7%
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21(144A)	257,123
REIT - Health Care — 0.2%
9,000	HCP, Inc. 2.7000%, 2/1/14	8,866
4,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	4,117
52,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	54,170
		67,153
REIT - Hotels — 0.3%
55,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	55,000
67,000	Host Hotels & Resorts, Inc. 5.8750%, 6/15/19(144A)	63,985
		118,985
REIT - Office Property — 0.1%
55,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	53,157
REIT - Regional Malls — 0.8%
189,000	Rouse Co. L.P. 6.7500%, 5/1/13(144A)	190,181
122,000	Rouse Co. L.P. 6.7500%, 11/9/15	121,390
		311,571
REIT - Shopping Centers — 0.1%
21,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	19,155
Resorts and Theme Parks — 0.1%
43,000	Vail Resorts, Inc. 6.5000%, 5/1/19(144A)	42,355
Retail - Apparel and Shoe — 0.4%
150,000	PVH Corp. 7.3750%, 5/15/20	156,375
Retail - Regional Department Stores — 0.3%
50,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	54,876
47,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	52,745
		107,621
Retail - Toy Store — 0.1%
50,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	48,750
Shipbuilding — 0%
17,000	Huntington Ingalls Industries, Inc. 6.8750%, 3/15/18(144A)	15,810
Steel - Producers — 0.1%
46,000	Steel Dynamics, Inc. 6.7500%, 4/1/15	45,195
Super-Regional Banks — 0.4%
31,000	KeyCorp 5.1000%, 3/24/21	31,282
42,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	42,582
84,000	Wells Fargo & Co. 4.6000%, 4/1/21	89,788
		163,652
Telecommunication Services — 0.4%
158,000	Qwest Corp. 6.7500%, 12/1/21	154,445
Telephone - Integrated — 0.7%
27,000	CenturyLink, Inc. 5.1500%, 6/15/17	25,349
27,000	CenturyLink, Inc. 7.6000%, 9/15/39	24,287
50,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	50,000
124,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	121,520
25,000	Sprint Capital Corp. 8.3750%, 3/15/12	25,250
		246,406
Transportation - Railroad — 0.5%
23,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	23,421
23,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	24,405
100,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	106,500
20,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	20,600
		174,926
Transportation - Services — 0%
11,000	Asciano Finance, Ltd. 3.1250%, 9/23/15(144A)	10,879
Transportation - Truck — 0.2%
55,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	55,459
Total Corporate Bonds (cost $10,433,984)		10,480,177
Preferred Stock — 0.2%
Diversified Financial Services — 0.1%
2,050	Citigroup Capital, 7.8750%, 7.8750%	54,141
Electric - Integrated — 0.1%
600	PPL Corp., 0%	32,634
Total Preferred Stock (cost $84,367)		86,775

U.S. Government Agency Notes — 4.3%
Fannie Mae:
$19,880	5.0000%, 11/1/33	21,486
41,148	5.0000%, 12/1/33	44,490
23,616	5.0000%, 2/1/34	25,535
42,680	5.5000%, 5/1/35	46,598
37,111	6.0000%, 5/1/37	40,871
179,453	5.5000%, 5/1/37	197,549
26,371	5.5000%, 3/1/38	29,030
21,624	4.5000%, 10/1/40	22,970
407,899	4.0000%, 2/1/41	429,352
20,897	5.0000%, 3/1/41	22,731
44,211	5.0000%, 4/1/41	47,636
56,043	5.0000%, 4/1/41	60,473
67,407	4.5000%, 4/1/41	72,108
41,192	5.0000%, 10/1/41	44,384
Freddie Mac:
37,441	5.0000%, 1/1/19	40,486
95,307	6.0000%, 1/1/38	104,889
24,035	5.5000%, 5/1/38	26,368
63,410	5.5000%, 10/1/39	69,566
50,567	4.5000%, 1/1/41	53,533
68,018	4.5000%, 5/1/41	72,534
112,943	5.0000%, 5/1/41	121,556
Total U.S. Government Agency Notes (cost $1,583,781)		1,594,145

U.S. Treasury Notes/Bonds — 7.3%
U.S. Treasury Notes/Bonds:
19,000	1.5000%, 6/30/16	19,524
190,000	1.0000%, 8/31/16	190,475
90,000	2.3750%, 5/31/18	95,801
1,474,000	3.1250%, 5/15/21	1,636,022
141,000	2.1250%, 8/15/21	143,490
84,000	4.7500%, 2/15/41	114,778
76,000	4.3750%, 5/15/41	98,183
355,000	3.7500%, 8/15/41	413,298
Total U.S. Treasury Notes/Bonds (cost $2,530,714)		2,711,571
Money Market — 2.5%
909,607	Janus Cash Liquidity Fund LLC, 0% (cost $909,607)	909,607
Total Investments (total cost $38,901,626) – 100%		$37,008,650

Schedule of Written Options – Calls	Value
Blackrock, Inc. expires October 2011 2 contracts exercise price $180.00	$(102)
Carnival Corp. expires October 2011 15 contracts exercise price $40.00	(39)
Emerson Electric Co. expires October 2011 6 contracts exercise price $50.00	(40)
Exxon Mobil Corp. expires October 2011 5 contracts exercise price $80.00	(72)
Garmin, Ltd. expires October 2011 7 contracts exercise price $37.00	(35)
International Business Machines Corp. expires October 2011 3 contracts exercise price $190.00	(259)
Johnson & Johnson expires October 2011 6 contracts exercise price $67.50	(126)
Kimberly-Clark Corp. expires October 2011 6 contracts exercise price $75.00	(119)
McDonald's Corp. expires October 2011 3 contracts exercise price $95.00	(44)
Microchip Technology, Inc. expires October 2011 6 contracts exercise price $38.00	(5)
Microsoft Corp. expires October 2011 12 contracts exercise price $30.00	(8)
Target Corp. expires October 2011 5 contracts exercise price $57.50	(6)
Tidewater, Inc. expires October 2011 4 contracts exercise price $60.00	(3)
Total Written Options - Calls (premiums received $1,792 )	$(858)

Schedule of Written Options – Puts	Value
Abbott Laboratories expires October 2011 4 contracts exercise price $45.00	$(83)
Allstate Corp. expires October 2011 10 contracts exercise price $20.00	(185)
Amgen, Inc. expires October 2011 4 contracts exercise price $50.00	(176)
Analog Devices, Inc. expires October 2011 7 contracts exercise price $28.00	(206)
Applied Materials, Inc. expires October 2011 21 contracts exercise price $9.00	(199)
Becton, Dickinson and Co. expires October 2011 3 contracts exercise price $65.00	(98)
Blackrock Inc. expires October 2011 2 contracts exercise price $115.00	(232)
CenturyLink, Inc. expires October 2011 7 contracts exercise price $28.00	(80)
Devon Energy Corp. expires October 2011 4 contracts exercise price $50.00	(276)
Exxon Mobil Corp. expires October 2011 3 contracts exercise price $55.00	(28)
Illinois Tool Works expires October 2011 5 contracts exercise price $35.00	(190)
Johnson & Johnson expires October 2011 4 contracts exercise price $55.00	(57)
Kohls Corp. expires October 2011 5 contracts exercise price $38.00	(73)
Manpower, Inc. expires October 2011 7 contracts exercise price $30.00	(516)
Medtronic, Inc. expires October 2011 7 contracts exercise price $28.00	(102)
Merck & Co., Inc. expires October 2011 7 contracts exercise price $28.00	(80)
Microsoft Corp. expires January 2012 15 contracts exercise price $25.00	(2,994)
Microsoft Corp. expires October 2011 9 contracts exercise price $22.00	(175)
Molson Coors Brewing Co. expires October 2011 6 contracts exercise price $35.00	(134)
Norfolk Southern Corp. expires October 2011 5 contracts exercise price $55.00	(451)
Norfolk Southern Corp. expires October 2011 4 contracts exercise price $50.00	(161)
Novartis A.G. (ADR) expires July 2011 4 contracts exercise price $62.50	(21)
Pall Corp. expires October 2011 5 contracts exercise price $35.00	(115)
Raytheon Co. expires October 2011 6 contracts exercise price $35.00	(134)
PepsiCo, Inc. expires October 2011 4 contracts exercise price $55.00	(105)
Pfizer, Inc. expires October 2011 13 contracts exercise price $16.00	(175)
Republic Services, Inc. expires October 2011 8 contracts exercise price $25.00	(68)
Safeway, Inc. expires October 2011 13 contracts exercise price $15.00	(239)
Stryker Corp. expires October 2011 5 contracts exercise price $42.00	(238)
Sysco Corp. expires October 2011 8 contracts exercise price $23.00	(42)
Union Pacific Corp. expires October 2011 3 contracts exercise price $70.00	(213)
Union Pacific Corp. expires October 2011 3 contracts exercise price $75.00	(414)
Wal-Mart Stores, Inc expires October 2011 4 contracts exercise price $45.00	(35)
Total Schedule of Written Options - Put (premiums received $10,430 )	$(8,295)

Summary of Investments by Country – (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$291,446	0.8%
Bermuda	228,699	0.6%
Canada	362,759	1.0%
Cayman Islands	39,200	0.1%
Curacao	179,190	0.5%
France	673,162	1.8%
Ireland	57,330	0.2%
Israel	238,208	0.6%
Luxembourg	186,574	0.5%
Mexico	127,100	0.3%
Netherlands	56,050	0.2%
Norway	129,431	0.3%
Panama	181,800	0.5%
South Korea	341,901	0.9%
Switzerland	617,795	1.7%
United Kingdom	2,005,503	5.4%
United States††	31,292,502	84.6%
Total	$37,008,650	100.0%

††	Includes Cash Equivalents (82.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange
**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

π	Rate is subject to change. Rate shown reflects current rate.
144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$2,493,528	6.8%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Perkins Value Plus Income Fund

Asset-Backed/Commercial Mortgage-Backed Securities	$-	$398,704	$-

Bank Loans	-	247,077	-

Common Stock
Electric – Integrated	676,177	149,350	-
Food – Miscellaneous/Diversified	171,545	129,431	-
Publishing – Books	-	190,430	-
Telecommunication Services	-	91,869	-
Water	-	103,127	-
All Other	19,068,665	-	-

Corporate Bonds	-	10,480,177	-

Preferred Stock	-	86,775	-

U.S. Government Agency Notes	-	1,594,145	-

U.S. Treasury Notes/Bonds	-	2,711,571	-

Money Market	-	909,607	-

Total Investments in Securities	$19,916,387	$17,092,263	$-
Other Financial Instrument(a)	$-	$(9,153)	$-

(a) Includes fair value factors.
(b) Other financial instruments include futures, forward currency, written option, and swap contracts.  Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.  Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.  Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$1,391,406

Janus Real Return Allocation Fund

Consolidated Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock – 12.5%
Automotive – Truck Parts and Equipment – Original – 0.1%
70	Hyundai Mobis	$19,880
Automotive - Cars and Light Trucks – 0.1%
16,000	Dongfeng Motor Group Co., Ltd.	21,205
Brewery – 0.1%
9,600	East African Breweries, Ltd.	15,467
107,000	Thai Beverage PCL	20,807
		36,274
Building and Construction – Miscellaneous – 0.0%
400	Multiplan Empreendimentos Imobiliarios S.A.	7,414
Building – Residential and Commercial – 0.2%
600	Hajime Construction Co., Ltd.	16,120
12,600	MRV Engenharia e Participacoes S.A.	64,533
		80,653
Casino Hotels – 0.1%
3,265	Crown, Ltd.	24,879
700	Kangwon Land, Inc.	15,817
		40,696
Cellular Telecommunications – 0.4%
1,695	America Movil S.A.B. de C.V. - Series L (ADR)	37,426
7,500	China Mobile, Ltd.	73,143
2,535	MTN Group, Ltd.	41,475
		152,044
Coal – 0.2%
116,500	Adaro Energy Tbk PT	22,173
17,000	China Coal Energy Co., Ltd.	14,784
4,000	China Shenhua Energy Co., Ltd.	15,698
9,000	Sakari Resources, Ltd.	13,446
		66,101
Commercial Banks – 1.0%
7,875	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	64,024
7,360	Banco do Brasil S.A. (ADR)	95,459
5,100	Banco Santander Brasil S.A. (ADR)	37,332
90,000	Bank of China, Ltd.	27,461
7,013	Commercial Bank of Qatar QSC (GDR)	31,421
706	Erste Group Bank A.G.	17,995
7,993	First Gulf Bank PJSC	30,917
410	ICICI Bank, Ltd. (ADR)	14,235
2,030	Itau Unibanco Holding S.A. (ADR)	31,506
6,510	Sberbank of Russia (ADR)*	55,989
		406,339
Consumer Products – Miscellaneous – 0.0%
78,000	Goodbaby International Holdings, Ltd.	18,396
Distribution/Wholesale – 0.0%
6,000	Li & Fung, Ltd.	9,851
Diversified Financial Services – 0.1%
1,218	Shinhan Financial Group Co., Ltd.	42,594
Diversified Minerals – 0.2%
503	Anglo American PLC	17,047
77,500	Borneo Lumbung Energi & Metal Tbk PT*	7,604
2,275	Vale S.A. (ADR)	51,870
1,816	Xstrata PLC	22,775
		99,296
Diversified Operations - Commercial Services – 0.2%
2,042	KHD Humboldt Wedag International A.G.*	12,551
21,000	Melco International Development, Ltd.	13,416
1,332	Orascom Development Holding A.G.*	25,282
6,000	Shanghai Industrial Holdings, Ltd.	16,785
5,000	Wharf Holdings, Ltd.	24,305
		92,339
Electric – Distribution – 0.1%
36,581	Spark Infrastructure Group (144A)	43,796
Electric – Integrated – 0.0%
1,705	Centrais Eletricas Brasileiras S.A. (ADR)	14,953
Electronic Components – Semiconductors – 0.2%
104	Samsung Electronics Co., Ltd.	72,853
Electronic Parts Distributors – 0.1%
26,070	WPG Holdings, Ltd.	29,893
4,000	WT Microelectronics Co., Ltd.	4,731
		34,624
Energy – Alternate Sources – 0.0%
270	First Solar, Inc.*	17,067
Finance – Investment Bankers/Brokers – 0.1%
32,500	CITIC Securities Co., Ltd. (144A)*	56,087
Food – Meat Products – 0.0%
9,500	JBS S.A.*	18,341
Food – Miscellaneous/Diversified – 0.1%
25,000	China Yurun Food Group, Ltd.	26,484
118,000	Pacific Andes Resources Development, Ltd.	18,269
		44,753
Food – Wholesale/Distribution – 0.1%
12,863	Olam International, Ltd.	21,930
Forestry – 0.0%
160	Deltic Timber Corp.	9,549
1,100	Sino-Forest Corp.*	1,574
		11,123
Hotels and Motels – 0.1%
16,000	Overseas Union Enterprise, Ltd.	25,961
16,000	Shangri-La Asia, Ltd.	30,146
		56,107
Industrial Automation and Robotics – 0.1%
200	Fanuc Corp.	27,536
Insurance Brokers – 0.1%
3,400	Cninsure, Inc. (ADR)*	23,800
Internet Content – Entertainment – 0.0%
345	Youku.com, Inc. (ADR)*	5,644
Life and Health Insurance – 0.1%
9,985	Discovery Holdings, Ltd.	48,893
Medical – Generic Drugs – 0.1%
1,433	Pharmstandard OJSC (GDR)*	27,115
Metal – Aluminum – 0.1%
2,555	Aluminium Bahrain BSC (GDR)	27,338
Metal – Copper – 0.1%
7,405	Copper Mountain Mining Corp.*	29,255
1,160,000	CST Mining Group, Ltd.*	14,181
		43,436
Metal – Diversified – 0.2%
1,324	Ivanhoe Mines, Ltd. (U.S. Shares)*	18,257
1,001	Rio Tinto PLC	44,209
		62,466
Metal – Iron – 0.0%
199	Kumba Iron Ore, Ltd.	10,483
Oil Companies – Exploration and Production – 0.3%
290	CNOOC, Ltd. (ADR)	46,487
1,365	Cobalt International Energy, Inc.*	10,524
28	HRT Participacoes em Petroleo S.A.*	11,169
6,894	Karoon Gas Australia, Ltd.*	18,464
643	Niko Resources, Ltd.	26,489
3,271	OGX Petroleo e Gas Participacoes S.A. (ADR)*	20,738
		133,871
Oil Companies – Integrated – 0.4%
205	Ecopetrol S.A. (ADR)	8,259
327	Lukoil OAO (ADR)	16,462
14,924	Oando PLC	2,149
1,404	Pacific Rubiales Energy Corp.	29,744
1,945	Petroleo Brasileiro S.A. (ADR)	43,665
559	Royal Dutch Shell PLC , A Shares	17,338
1,097	Total S.A.	48,367
255	YPF S.A. (ADR)	8,724
		174,708
Oil Refining and Marketing – 0.1%
1,127	Reliance Industries, Ltd. (GDR) (144A)	36,218
Platinum – 0.0%
19,900	Eastern Platinum, Ltd.*	13,293
Property and Casualty Insurance – 0.1%
183	Samsung Fire & Marine Insurance Co., Ltd.	32,677
Real Estate Management/Services – 0.6%
9,804	Atrium European Real Estate, Ltd.	47,060
3,000	BR Malls Participacoes S.A.	30,650
513	Castellum A.B.	6,248
1,175	CB Richard Ellis Group, Inc. – Class A	15,816
2,340	E-House China Holdings, Ltd. (ADR)	13,549
2,761	First Capital Realty, Inc.	44,791
335	Jones Lang LaSalle, Inc.	17,356
42	Kennedy-Wilson Holdings, Inc.	445
1,500	LPS Brasil Consultoria de Imoveis S.A.	24,053
3,000	Mitsubishi Estate Co., Ltd.	48,553
9,735	Songbird Estates PLC*	17,590
		266,111
Real Estate Operating/Development – 2.0%
5,800	BR Properties S.A.	52,687
3,915	Brookfield Asset Management, Inc. - Class A	107,858
67,000	CapitaLand, Ltd.	124,901
6,900	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	58,349
53,652	Emaar Properties PJSC	39,566
2,862	GAGFAH S.A.	17,401
34,000	Global Logistic Properties, Ltd.*	42,660
34,000	Hang Lung Properties, Ltd.	99,455
13,000	Hopewell Holdings, Ltd.	36,958
924	Hysan Development Co., Ltd.	2,773
1,000	Mitsui Fudosan Co., Ltd.	15,827
6,500	PDG Realty S.A. Empreendimentos e Participacoes	21,191
2,340	PDG Realty S.A. Empreendimentos e Participacoes (ADR)	15,818
130,000	Powerlong Real Estate Holdings, Ltd.	20,883
382,000	Renhe Commercial Holdings Co., Ltd.	39,659
99,000	Shui On Land, Ltd.	23,438
60,000	Shun Tak Holdings, Ltd.	21,216
86,240	Sorouh Real Estate Co.*	25,019
1,025	St Joe Co.*	15,365
3,000	Sun Hung Kai Properties, Ltd.	33,990
		815,014
REIT – Apartments – 0.1%
800	American Campus Communities, Inc.	29,768
1,560	Associated Estates Realty Corp.	24,118
		53,886
REIT – Diversified – 1.5%
2,187	American Assets Trust, Inc.	39,257
13,513	Charter Hall Group	21,570
2,595	Coresite Realty Corp.	37,238
1,015	Digital Realty Trust, Inc.	55,987
638	Dundee Real Estate Investment Trust	19,343
760	DuPont Fabros Technology, Inc.	14,964
605	Entertainment Properties Trust	23,583
527	Eurocommercial Properties N.V.	20,231
20,700	Fibra Uno Administracion S.A. de C.V.	34,315
3,575	Land Securities Group PLC	35,609
11,960	Lexington Realty Trust	78,218
82,000	Mapletree Logistics Trust	53,044
1,800	Morguard Real Estate Investment Trust	25,405
1,960	Plum Creek Timber Co., Inc.	68,032
5,962	Segro PLC	20,356
1,533	Shaftesbury PLC	11,098
259	Unibail-Rodamco S.E.	46,159
670	Winthrop Realty Trust	5,822
		610,231
REIT – Health Care – 0.1%
540	Health Care, Inc.	25,272
578	LTC Properties, Inc.	14,635
290	Ventas, Inc.	14,326
		54,233
REIT – Hotels – 0.3%
19,000	Ascott Residence Trust	14,613
5,875	Chatham Lodging Trust	58,280
2,125	Pebblebrook Hotel Trust	33,256
		106,149
REIT – Mortgage – 0.1%
2,935	Colony Financial, Inc.	37,920
REIT – Office Property – 0.5%
1,075	Alexandria Real Estate Equities, Inc.	65,994
180	Boston Properties, Inc.	16,038
7,100	Charter Hall Office	22,759
4,646	Great Portland Estates PLC	24,528
2,070	Kilroy Realty Corp.	64,791
1	Tokyu, Inc.	5,368
		199,478
REIT – Regional Malls – 0.3%
2,242	General Growth Properties, Inc.	27,128
1,869	Macerich Co.	79,676
		106,804
REIT – Shopping Centers – 0.3%
1,430	Acadia Realty Trust	26,741
8,840	Kite Realty Group Trust	32,354
9,978	Westfield Group	73,875
		132,970
REIT – Storage – 0.1%
890	Sovran Self Storage, Inc.	33,081
REIT – Warehouse/Industrial – 0.3%
35,600	AIMS AMP Capital Industrial	27,083
2,420	First Potomac Realty Trust	30,178
2,476	Prologis, Inc.	60,043
		117,304
Resorts and Theme Parks – 0.1%
1,470	Vail Resorts, Inc.	55,551
Retail – Apparel and Shoe – 0.2%
41,000	Anta Sports Products, Ltd.	46,650
14,000	Ports Design, Ltd.	20,997
		67,647
Retail – Restaurants – 0.1%
1,639	Whitbread PLC	40,158
Rubber/Plastic Products – 0.1%
16,709	Jain Irrigation Systems, Ltd. (EDR)	25,983
Semiconductor Components/Integrated Circuits – 0.3%
10,825	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	123,730
Shipbuilding – 0.0%
2,150	SembCorp Marine, Ltd.	5,259
Steel – Producers – 0.2%
5,513	Al Ezz Steel Rebars*	5,454
725	ArcelorMittal	11,535
4,440	Mechel (ADR)	17,760
157	POSCO	48,270
		83,019
Telecommunication Services – 0.1%
3,215	VimpelCom, Ltd. (ADR)	30,639
Transportation – Marine – 0.0%
175	Alexander & Baldwin, Inc.	6,393
Wireless Equipment – 0.0%
480	Crown Castle International Corp.*	19,522
Total Common Stocks (cost $6,667,611)		5,143,276
Corporate Bonds – 10.9%
Agricultural Operations – 1.1%
$500,000	Ceagro Agricola, Ltd. 10.7500%, 5/16/16 (144A)	470,000
Airlines – 0.1%
30,000	Southwest Airlines Co. 5.2500%, 10/1/14	32,166
Automotive - Cars and Light Trucks – 0.1%
30,000	Daimler Finance North America LLC 6.5000%, 11/15/13	32,937
Beverages – Non–Alcoholic – 0.0%
15,000	PepsiCo, Inc. 0.8000%, 8/25/14	14,924
Brewery – 0.2%
65,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12	66,350
14,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	14,100
		80,450
Building Products – Cement and Aggregate – 0.4%
250,000	Cemex S.A.B. de C.V. 9.0000%, 1/11/18 (144A)	169,375
Chemicals – Diversified – 0.3%
30,000	Dow Chemical Co. 4.8500%, 8/15/12	30,888
100,000	LBI Escrow Corp. 8.0000%, 11/1/17 (144A)	107,750
		138,638
Chemicals – Specialty – 0.0%
6,000	Ashland, Inc. 9.1250%, 6/1/17	6,638
Coatings and Paint Products – 0.0%
19,000	RPM International, Inc. 6.2500%, 12/15/13	20,404
Commercial Banks – 1.2%
45,000	BB&T Corp. 2.0500%, 4/28/14	45,471
45,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	43,538
14,138	CIT Group, Inc. 7.0000%, 5/1/14	14,420
20,000	Commonwealth Bank of Australia 2.7500%, 10/15/12 (144A)	20,340
100,000	HSBC Bank PLC 1.6250%, 8/12/13 (144A)	99,223
20,000	Mercantile Bankshares Corp. - Series B 4.6250%, 4/15/13	20,756
100,000	Nordea Bank A.B. 1.7500%, 10/4/13 (144A)	99,021
100,000	Royal Bank of Scotland PLC 4.8750%, 8/25/14 (144A)	100,683
65,000	Westpac Banking Corp. 2.2500%, 11/19/12	65,865
		509,317
Computers – Memory Devices – 0.1%
30,000	Seagate Technology 10.0000%, 5/1/14 (144A)	33,600
Data Processing and Management – 0.0%
13,000	Fiserv, Inc. 3.1250%, 10/1/15	13,233
Diversified Banking Institutions – 1.0%
40,000	Citigroup, Inc. 5.6250%, 8/27/12	40,730
45,000	Citigroup, Inc. 1.1362%, 2/15/13‡	44,365
32,000	Citigroup, Inc. 4.8750%, 5/7/15	31,975
30,000	Goldman Sachs Group, Inc. 4.7500%, 7/15/13	30,873
20,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	19,472
100,000	Morgan Stanley 1.2329%, 4/29/13‡	94,493
12,000	Morgan Stanley 2.8750%, 7/28/14	11,435
304,061	Morgan Stanley 5.4000%, 5/15/15 (144A)	157,670
		431,013
Diversified Financial Services – 0.2%
40,000	General Electric Capital Corp. 5.4500%, 1/15/13	42,010
20,000	General Electric Capital Corp. 5.9000%, 5/13/14	21,865
		63,875
Diversified Minerals – 0.1%
25,000	Teck Resources, Ltd. 10.2500%, 5/15/16	29,390
Diversified Operations – 0.2%
14,000	3M Co. 1.3750%, 9/29/16	13,924
34,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	33,776
30,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	31,435
		79,135
Diversified Operations - Commercial Services – 0.2%
65,000	ARAMARK Corp. 8.5000%, 2/1/15	65,812
Electric – Generation – 0.0%
4,000	AES Corp. 7.7500%, 10/15/15	4,060
Electric – Integrated – 0.2%
45,000	CMS Energy Corp. 2.7500%, 5/15/14	44,052
20,000	Oncor Electric Delivery Co. 5.9500%, 9/1/13	21,546
11,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	11,531
		77,129
Electronic Components – Semiconductors – 0.1%
5,000	Texas Instruments, Inc. 0.8750%, 5/15/13	5,016
16,700	Texas Instruments, Inc. 1.3750%, 5/15/14	16,881
11,000	Texas Instruments, Inc. 2.3750%, 5/16/16	11,280
		33,177
Electronic Measuring Instruments – 0.0%
15,000	FLIR Systems, Inc. 3.7500%, 9/1/16	14,934
Electronics – Military – 0.2%
100,000	L-3 Communications Corp. - Series B 6.3750%, 10/15/15	102,125
Finance – Credit Card – 0.1%
30,000	American Express Credit Co. 5.8750%, 5/2/13 (MTN)	31,815
Finance – Investment Bankers/Brokers – 0.4%
35,000	Jefferies Group, Inc. 3.8750%, 11/9/15	34,256
70,000	Merrill Lynch & Co., Inc. 5.4500%, 7/15/14 (MTN)	68,501
20,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	20,206
20,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12	20,305
20,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	21,240
		164,508
Food – Miscellaneous/Diversified – 0.1%
45,000	Kraft Foods, Inc. 2.6250%, 5/8/13	45,933
Life and Health Insurance – 0.2%
65,000	Prudential Financial, Inc. 3.6250%, 9/17/12 (MTN)	66,090
Medical Products – 0.1%
20,000	CareFusion Corp. 4.1250%, 8/1/12	20,450
Medical – Biomedical and Genetic – 0.1%
25,000	Amgen, Inc. 2.3000%, 6/15/16	25,596
Medical – Drugs – 0.0%
20,000	Sanofi 1.6250%, 3/28/14	20,334
Metal – Diversified – 0.9%
500,000	Vedanta Resources PLC 8.2500%, 6/7/21 (144A)	385,000
Mortgage Banks – 0.1%
14,200	Abbey National Treasury Services PLC 1.8321%, 4/25/14‡	13,529
20,000	Abbey National Treasury Services PLC 2.8750%, 4/25/14	18,846
		32,375
Multimedia – 0.1%
35,000	NBCUniversal Media LLC 2.1000%, 4/1/14	35,530
Multi–Line Insurance – 0.3%
20,000	American International Group, Inc. 3.6500%, 1/15/14	19,501
40,000	American International Group, Inc. 4.2500%, 9/15/14	38,901
50,000	MetLife, Inc. 5.3750%, 12/15/12	52,373
		110,775
Oil Companies – Exploration and Production – 0.0%
8,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	7,940
Oil Companies – Integrated – 0.2%
30,000	BP Capital Markets PLC 5.2500%, 11/7/13	32,302
100,000	Petroleos de Venezuela S.A. 8.5000%, 11/2/17 (144A)	65,750
		98,052
Oil Refining and Marketing – 0.1%
20,000	Valero Energy Corp. 6.8750%, 4/15/12	20,600
Oil – Field Services – 0.1%
21,000	Schlumberger, Ltd 1.9500%, 9/14/16 (144A)	20,884
Pipelines – 0.3%
20,000	Energy Transfer Partners L.P. 5.6500%, 8/1/12	20,614
30,000	Enterprise Products Operating LLC 4.6000%, 8/1/12	30,783
65,000	Plains All American Pipeline L.P. 4.2500%, 9/1/12	66,820
		118,217
Property Trust – 0.1%
30,000	WEA Finance LLC / WCI Finance LLC 5.4000%, 10/1/12 (144A)	30,928
Real Estate Operating/Development – 0.7%
320,000	Dar Al-Arkan International Sukuk Co. (REGS) 10.7500%, 2/18/15	291,200
REIT – Health Care – 0.2%
40,000	HCP, Inc. 5.6500%, 12/15/13	42,012
25,000	Senior Housing Properties Trust 8.6250%, 1/15/12	25,401
4,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	4,117
		71,530
REIT – Hotels – 0.1%
55,000	Host Hotels & Resorts L.P. - Series R 6.8750%, 11/1/14	54,313
REIT – Office Property – 0.0%
18,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	18,983
REIT – Regional Malls – 0.3%
65,000	Rouse Co. L.P. 7.2000%, 9/15/12	66,625
40,000	Rouse Co. L.P. / TRC Co-Issuer, Inc. 6.7500%, 5/1/13 (144A)	40,250
20,000	Simon Property Group L.P. 5.0000%, 3/1/12	20,154
		127,029
Retail – Perfume and Cosmetics – 0.1%
40,000	Sally Holdings LLC / Sally Capital, Inc. 9.2500%, 11/15/14	40,800
Retail – Restaurants – 0.1%
20,000	Brinker International 5.7500%, 6/1/14	21,331
Steel – Producers – 0.1%
40,000	ArcelorMittal 5.3750%, 6/1/13	40,816
Telecommunication Services – 0.1%
40,000	Qwest Corp. 7.5000%, 10/1/14	43,200
Transportation – Railroad – 0.2%
60,000	Kansas City Southern Railway 8.0000%, 6/1/15	63,825
Transportation – Services – 0.1%
45,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	44,505
Total Corporate Bonds (cost $4,825,114)		4,474,891
Exchange Traded Funds – 0.8%
39,600	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF)*	140,879
8,000	iShares CSI 300 A-Share Index (ETF)*	23,525
923	iShares JPMorgan USD Emerging Markets Bond Fund (ETF)	97,312
2,940	iShares MSCI Taiwan Index Fund (ETF)	34,721
1,465	ProShares UltraShort Real Estate (ETF)	25,506
Total Exchange Traded Funds (cost $391,816)		321,943
Preferred Stock – 0.0%
REIT – Regional Malls – 0.0%
620	CBL & Associates Properties, Inc. - Series D, 7.3750% (cost $15,370)	14,303
U.S. Treasury Notes/Bonds – 52.6%
$4,000,000	0.0152%, 11/10/11**	3,999,948
124,000	0.6250%, 6/30/12**	124,427
32,000	0.6250%, 12/31/12**	32,169
120,000	0.6250%, 2/28/13**	120,684
78,000	1.7500%, 4/15/13**	79,776
15,000	1.1250%, 6/15/13**	15,216
79,000	1.2500%, 2/15/14**	80,654
20,000	1.2500%, 3/15/14**	20,430
2,000	0.5000%, 8/15/14**	2,005
12,000	1.5000%, 7/31/16**	12,323
270,000	1.0000%, 8/31/16**	270,675
15,493,050	1.1250%, 1/15/21**çç	16,910,416
Total U.S. Treasury Notes/Bonds (cost $20,759,187)		21,668,723
Purchased Options - Calls – 0.0%
1	BOVESPA Index expires January 2012 exercise price $63,063.00	392
35	CB Richard Ellis Group, Inc. - Class A expires December 2011 exercise price $17.00	2,054
620	Chaoda Modern Agriculture expires January 2012 exercise price 3.70 HKD	8
130,000	Chaoda Modern Agriculture expires March 2012 exercise price 1.98 HKD	668
45	General Growth Properties expires October 2011 exercise price $13.00	6,854
25	St. Joe Co. expires December 2011 exercise price $20.00	500
Total Purchased Options - Calls (premiums paid $13,571)		10,476
Purchased Options - Puts – 0.3%
21	OTC EUR versus USD expires December 2011 exercise price $1,300.00	61,950
7	OTC EUR versus USD expires March 2012 exercise price $1,300.00	37,012
10	S&P 500 E-Mini Index expires October 2011 exercise price $1,150.00	27,500
Total Purchased Options - Puts (premiums paid $83,823)		126,462
Money Market – 22.9%
9,402,701	Janus Cash Liquidity Fund LLC, 0% (cost $9,402,701)**	9,402,701
Total Investments (cost $42,159,193) – 100%		$41,162,775

Summary of Investments by Country - (Long Positions) September 30, 2011 (unaudited)
Country	Value	% of Investment Securities
Argentina	$8,724	0.0%
Australia	336,053	0.8%
Austria	17,995	0.0%
Bahrain	27,338	0.1%
Brazil	1,069,728	2.6%
Canada	343,825	0.8%
Cayman Islands	398,432	1.0%
China	357,232	0.9%
Colombia	8,259	0.0%
Egypt	5,454	0.0%
France	114,860	0.3%
Germany	12,551	0.0%
Hong Kong	582,139	1.4%
India	76,436	0.2%
Indonesia	29,777	0.1%
Japan	113,404	0.3%
Jersey	47,060	0.1%
Kenya	15,467	0.0%
Luxembourg	122,071	0.3%
Mexico	241,116	0.6%
Netherlands	37,569	0.1%
Nigeria	2,149	0.0%
Qatar	31,421	0.1%
Russia	117,326	0.3%
Singapore	328,897	0.8%
South Africa	100,851	0.2%
South Korea	232,091	0.6%
Spain	64,024	0.1%
Sweden	105,269	0.3%
Switzerland	48,057	0.1%
Taiwan	158,354	0.4%
Thailand	20,807	0.1%
United Arab Emirates	95,502	0.2%
United Kingdom	871,709	2.1%
United States††	34,955,078	84.9%
Venezuela	65,750	0.2%
Total	$41,162,775	100.0%
†† Includes Cash Equivalents (62.1% excluding Cash Equivalents).

Forward Currency Contracts, Open

Counterparty/Currency Sold/(Purchased) and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Australian Dollar 10/27/11	19,000	$18,336	$1,253
Australian Dollar 10/27/11	(1,800)	1,737	(10)
Australian Dollar 10/27/11	1,000	965	25
Euro 10/27/11	59,000	79,031	2,163
		100,069	3,431
HSBC Securities (USA), Inc.:
Swiss Franc 10/6/11	25,000	27,583	3,926
Swiss Franc 10/6/11	(23,700)	26,149	(1,584)
Swiss Franc 10/6/11	(1,300)	1,434	(208)
		55,166	2,134
Total		$155,235	$5,565
Financial Futures - Long
3 Contracts	Gold 100 oz Futures expires December 2011, principal amount $544,751, value $486,690, cumulative depreciation	$(58,061)

Schedule of Written Options - Puts		Value
	Avalonbay Communities, Inc. expires November 2011 5 contracts exercise price $105.00	$(2,049)
	Boston Properties, Inc. expires November 2011 7 contracts exercise price $75.00	(1,204)
	CB Richard Ellis Group, Inc. - Class A expires December 2011 35 contracts exercise price $11.00	(2,854)
	General Growth Properties expires October 2011 45 contracts exercise price $11.00	(902)
	Lennar Corp. – Class A expires November 2011 19 contracts exercise price $10.00	(477)
	Li & Fung, Ltd. expires December 2011 11 contracts exercise price 14.00 HKD	(5,247)
	Petroleo Brasileiro S.A. (ADR) expires October 2011 14 contracts exercise price $30.00	(10,570)
	Prologis, Inc. expires November 2011 25 contracts exercise price $20.00	(2,197)
	Simon Property Group, Inc. expires November 2011 8 contracts exercise price $80.00	(1,003)
	St. Joe Co. expires November 2011 45 contracts exercise price $11.00	(900)
	Starwood Hotels & Resorts expires November 2011 17 contracts exercise price $30.00	(1,432)
Total Written Options - Puts (premiums received $16,434)		$(28,835)

Credit Default Swaps outstanding as of September 30, 2011

Counterparty and Reference Entity	Fixed Deal (Pay) Receive Rate	Notional Amount	Market Value	Upfront Premium (Paid) Received	Termination Date	Unrealized Appreciation/ (Depreciation)	Credit Rating of Referenced Entity†
UBS A.G. Federal Republic of Germany	(.25)	$800,000	$29,888	$5,835	6/20/16	$24,053	Aaa
UBS A.G. Russian Federation	1.00	1,000,000	(87,475)	(16,394)	6/20/16	(71,081)	Baa1
UBS A.G. French Republic	(.25)	1,000,000	68,117	22,033	6/20/16	46,084	Aaa
UBS A.G. Kingdom of Spain	(1.00)	1,100,000	130,515	105,359	9/20/16	25,156	A1
Total			$141,045	$116,833		$24,212

† Credit Rating as issued by Moody’s

Interest Rate Swaps outstanding at September 30, 2011

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
UBS A.G.	$13,000,000	3.10	3-Month Libor	06/17/2021	$(1,199,678)

Total Return Swaps outstanding at September 30, 2011

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse	$1,808	1-Month Libor	Dewan Housing Finance Corp.	6/18/12	$326
Credit Suisse	2,557	1-Month Libor	Aurobindo Pharma, Ltd.	6/19/12	(685)
Credit Suisse	3,201	1-Month Libor plus 75 basis points	Educomp Solutions, Ltd.	6/19/12	1,308
Credit Suisse	14,009	1-Month Libor plus 75 basis points	Indiabulls Real Estate, Ltd.	6/19/12	(3,382)
Credit Suisse	11,891	1-Month Libor plus 75 basis points	Mundra Port and Sez, Ltd.	6/19/12	3,642
Credit Suisse	13,439	1-Month Libor plus 75 basis points	Pipavav Shipyard, Ltd.	6/19/12	2,020
Credit Suisse	3,756	1-Month Libor plus 75 basis points	Samba Financial Group	6/19/12	1,297
Morgan Stanley	50,800	FED Funds Effective plus 185 basis points	Baoshan Iron & Steel Co., Ltd.	5/16/13	(9,313)
Morgan Stanley	109,700	FED Funds Effective plus 185 basis points	China Construction Bank Corp.	5/16/13	(9,453)
Morgan Stanley	623	FED Funds Effective plus 100 basis points	India Blue Chip	8/27/13	(2,706)
Morgan Stanley	1,128	FED Funds Effective plus 50 basis points	Korea Blue Chip	8/27/13	1,163
UBS A.G.	448	3-Month Libor plus 65 basis points	Bashneft OAO	8/10/12	(3,169)
UBS A.G.	20,611	Dow Jones-UBS Commodity Index plus 15 basis Points	Dow Jones-UBS Commodity Index	11/15/11	(310,247)
Total					$(329,199)

Zero Coupon Swap outstanding at September 30, 2011

Counterparty	Notional Amount	Floating Rate Index	Pay/Receivable Floating Rate	Termination Date	Premium Paid (Received)	Unrealized (Depreciation)
UBS A.G.	$20,000,000	Consumer Price Index	Receive	5/18/15	—	$(524,849)

Notes to Consolidated Schedule of Investments

ADR	American Depositary Receipt
EDR	European Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium Term Note
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.
‡	Rate is subject to change. Rate shown reflects current rate.
**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

çç	Security is a U.S. Treasury Inflation-Protected Security.

144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

Fund	Value	Value as a % of Market Value
Janus Real Return Allocation Fund	$2,069,925	5.0%

The Fund’s Consolidated Schedule of Investments includes the accounts of both Janus Real Return Allocation Fund and the Janus Real Return Subsidiary, Ltd.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.
See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Real Return Allocation Fund

Common Stock
Automotive – Truck Parts and Equipment – Original	$—	$19,880	$—
Automotive - Cars and Light Trucks	—	21,205	—
Brewery	—	36,274	—
Building – Residential and Commercial	64,533	16,120	—
Casino Hotels	—	40,696	—
Cellular Telecommunications	—	152,044	—
Coal	—	66,101	—
Commercial Banks	—	406,339	—
Consumer Products – Miscellaneous	—	18,396	—
Distribution/Wholesale	—	9,851	—
Diversified Financial Services	—	42,594	—
Diversified Minerals	—	99,296	—
Diversified Operations - Commercial Services	—	92,339	—
Electric – Distribution	—	43,796	—
Electric – Integrated	—	14,953	—
Electronic Components – Semiconductors	—	72,853	—
Electronic Parts Distributors	—	34,624	—
Food – Miscellaneous/Diversified	—	44,753	—
Food – Wholesale/Distribution	—	21,930	—
Hotels and Motels	—	56,107	—
Industrial Automation and Robotics	—	27,536	—
Insurance Brokers	—	23,800	—
Internet Content – Entertainment	—	5,644	—
Life and Health Insurance	—	48,893	—
Medical – Generic Drugs	—	27,115	—
Metal – Aluminum	—	27,338	—
Metal – Copper	29,255	14,181	—
Metal – Diversified	18,257	44,209	—
Metal – Iron	—	10,483	—
Oil Companies – Exploration and Production	48,182	85,689	—
Oil Companies – Integrated	31,893	142,815	—
Oil Refining and Marketing	—	36,218	—
Property and Casualty Insurance	—	32,677	—
Real Estate Management/Services	133,111	133,000	—
Real Estate Operating/Development	255,450	559,564	—
REIT – Diversified	402,164	208,067	—
REIT – Hotels	91,536	14,613	—
REIT – Office Property	146,823	52,655	—
REIT – Shopping Centers	59,095	73,875	—
Retail – Apparel and Shoe	—	67,647	—
Retail – Restaurants	—	40,158	—
Rubber/Plastic Products	—	25,983	—
Semiconductor Components/Integrated Circuits	—	123,730	—
Shipbuilding	—	5,259	—
Steel – Producers	11,535	71,484	—
Telecommunication Services	—	30,639	—
All Other	608,019	—	—

Corporate Bonds	—	4,474,891	—

Exchange Traded Funds	132,033	189,910	—

Preferred Stock	14,303	—	—

U.S. Treasury Notes/Bonds	—	21,668,723	—

Money Market	—	9,402,701	—
Total Investments in Securities	$2,046,189	$38,979,648	$—
Investments in Purchased Options:
Janus Real Return Allocation Fund	$—	$136,938	$—
Other Financial Instruments(b):
Janus Real Return Allocation Fund	$(58,061)	$(2,052,784)	$—
(a)	Includes fair value factors.
(b)
Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended September 30, 2011)

	Balance as of June 30, 2011	Accrued Discounts/Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers in and/or Out of Level 3	Balance as of September 30, 2011

Investments In Securities:

Janus Real Return Allocation Fund

Common Stock

Transactional Software	$1,801	$-	$(22,606)	$21,883	$-	$(1,078)	$-	$-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of September 30, 2011 is noted below.

Fund	Aggregate Value
Janus Real Return Allocation Fund	$31,543,568

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 0.8%
$13,931,000	Macquarie SMART Series 2011-2 U.S. Trust 1.5400%, 3/14/15	$13,963,030
8,658,000	Penarth Master Issuer PLC 0.8799%, 7/18/13(144A),‡	8,654,485
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $22,586,440)		22,617,515
Bank Loans — 3.2%
Advertising Sales — 0.4%
11,975,505	Visant Corp. 5.2500%, 12/22/16‡	10,904,416
Aerospace and Defense — 0.2%
7,410,725	TransDigm, Inc. 4.0000%, 2/14/17‡	7,231,237
Auction House - Art Dealer — 0.2%
5,161,000	ADESA, Inc. 5.0000%, 5/19/17‡	4,980,365
Automotive - Truck Parts and Equipment - Original — 0.2%
6,208,355	Dephi Automotive LLP 3.5000%, 3/31/17‡	6,122,990
Broadcast Services and Programming — 0.1%
3,763,034	Sinclair Television Group, Inc. 4.0000%, 10/28/16‡	3,701,885
Casino Hotels — 0%
902,737	Ameristar Casinos, Inc. 4.0000%, 4/16/18‡	871,051
Computer Services — 0.1%
3,640,000	SunGard Data Systems, Inc. 3.7260%, 2/28/14‡	3,549,000
Containers - Paper and Plastic — 0.2%
4,543,000	Rock-Tenn Co. 3.5000%, 5/28/18‡	4,502,613
Finance - Commercial — 0.1%
4,504,538	Navistar Financial Corp. 4.5000%, 12/16/12‡	4,465,123
Medical - Hospitals — 0.9%
22,560,312	HCA, Inc. 1.6186%, 11/16/12‡	22,280,564
4,510,695	IASIS Healthcare LLC / IASIS Capital Corp. 5.0000%, 5/3/18‡	4,212,989
		26,493,553
Retail - Apparel and Shoe — 0.3%
5,447,000	J Crew Group, Inc. 4.7500%, 3/7/18‡	4,828,765
2,841,622	PVH Corp. 3.5000%, 5/6/16‡	2,820,736
		7,649,501
Shipbuilding — 0.5%
16,159,450	Huntington Ingalls Industries, Inc. 2.7500%, 3/30/16‡	15,432,275
Total Bank Loans (cost $99,192,695)		95,904,009
Corporate Bonds — 73.2%
Advertising Services — 0.1%
1,660,000	WPP Finance UK 5.8750%, 6/15/14	1,794,297
Airlines — 0.6%
8,269,000	Southwest Airlines Co. 6.5000%, 3/1/12	8,441,210
9,482,000	Southwest Airlines Co. 5.2500%, 10/1/14	10,166,714
		18,607,924
Automotive - Cars and Light Trucks — 1.2%
21,816,000	Daimler Finance North America LLC 1.9500%, 3/28/14(144A)	21,638,570
14,711,000	Volkswagen International Finance N.V. 1.6250%, 8/12/13(144A)	14,762,106
		36,400,676
Beverages - Non-Alcoholic — 0.4%
11,935,000	PepsiCo, Inc./NC 0.8000%, 8/25/14	11,874,621
Brewery — 1.4%
8,954,000	Anheuser-Busch InBev Worldwide, Inc. 3.0000%, 10/15/12	9,139,984
20,594,000	Anheuser-Busch InBev Worldwide, Inc. 2.5000%, 3/26/13	21,040,869
11,440,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	11,521,453
		41,702,306
Broadcast Services and Programming — 0.3%
9,778,000	Discovery Communications LLC 3.7000%, 6/1/15	10,290,954
Building Products - Cement and Aggregate — 0.2%
5,372,000	CRH America, Inc. 5.3000%, 10/15/13	5,630,216
Cable/Satellite Television — 0.2%
1,343,000	COX Communications, Inc. 7.1250%, 10/1/12	1,422,625
3,134,000	Time Warner Cable, Inc. 5.4000%, 7/2/12	3,234,780
1,074,000	Time Warner Cable, Inc. 6.2000%, 7/1/13	1,160,213
		5,817,618
Cellular Telecommunications — 0.2%
1,021,000	Cellco Partnership / Verizon Wireless Capital LLC 5.2500%, 2/1/12	1,035,212
1,656,000	Cellco Partnership / Verizon Wireless Capital LLC 7.3750%, 11/15/13	1,857,242
1,701,000	Cellco Partnership / Verizon Wireless Capital LLC 5.5500%, 2/1/14	1,860,966
		4,753,420
Chemicals - Diversified — 2.0%
2,686,000	Dow Chemical Co. 4.8500%, 8/15/12	2,765,514
2,749,000	Dow Chemical Co. 7.6000%, 5/15/14	3,122,237
37,409,000	LBI Escrow Corp. 8.0000%, 11/1/17(144A)	40,308,197
4,719,000	Nova Chemicals Corp. 6.5000%, 1/15/12	4,730,798
7,014,000	Rohm & Hass Co. 5.6000%, 3/15/13	7,406,826
		58,333,572
Chemicals - Specialty — 0.2%
4,033,000	Ashland, Inc. 9.1250%, 6/1/17	4,461,506
Coatings and Paint Products — 0.5%
14,375,000	RPM International, Inc. 6.2500%, 12/15/13	15,437,341
Commercial Banks — 9.2%
4,034,000	Abbey National Treasury Services PLC 1.8321%, 4/25/14‡	3,843,297
8,643,000	Abbey National Treasury Services PLC 2.8750%, 4/25/14	8,144,454
5,917,000	Abbey National Treasury Services PLC 4.0000%, 4/27/16	5,462,219
14,058,000	American Express Bank FSB 5.5500%, 10/17/12	14,657,180
14,989,000	ANZ National Int'l, Ltd. 2.3750%, 12/21/12(144A)	15,076,506
8,417,000	Banco Santander Chile 2.8750%, 11/13/12(144A)	8,405,132
17,908,000	BB&T Corp. 2.0500%, 4/28/14	18,095,371
17,908,000	Canadian Imperial Bank of Commerce/Canada 1.4500%, 9/13/13	18,012,744
12,467,000	CIT Group, Inc. 5.2500%, 4/1/14(144A)	12,061,823
15,070,525	CIT Group, Inc. 7.0000%, 5/1/14	15,371,935
4,477,000	Commonwealth Bank of Australia 2.7500%, 10/15/12(144A)	4,553,158
3,819,000	Credit Suisse / New York NY 5.5000%, 5/1/14	4,037,237
25,966,000	HSBC Bank PLC 1.6250%, 8/12/13(144A)	25,764,270
11,028,000	HSBC Bank PLC 3.1000%, 5/24/16	10,963,751
3,425,000	National Australia Bank 5.3500%, 6/12/13(144A)	3,619,831
15,839,000	National Australia Bank, Ltd. 2.5000%, 1/8/13(144A)	16,022,827
7,769,000	National Bank of Canada 1.6500%, 1/30/14	7,892,923
6,277,000	National City Bank / Cleveland OH 6.2000%, 12/15/11	6,331,949
17,908,000	Nordea Bank A.B. 1.7500%, 10/4/13(144A)	17,732,699
16,307,000	Royal Bank of Scotland PLC 3.4000%, 8/23/13	16,231,825
9,768,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16	9,340,123
10,019,000	Svenska Handelsbanken A.B. 2.8750%, 9/14/12(144A)	10,174,204
4,871,000	Westpac Banking Corp. 2.2500%, 11/19/12	4,935,794
10,745,000	Westpac Banking Corp. CB 0.8415% 4/8/2013 0.7958%, 4/8/13(144A),‡	10,761,021
4,083,000	Westpac Securities NZ, Ltd. 2.6250%, 1/28/13	4,144,421
		271,636,694
Computers - Memory Devices — 0.7%
11,631,000	Seagate Technology 6.3750%, 10/1/11	11,631,000
8,874,000	Seagate Technology 10.0000%, 5/1/14(144A)	9,938,880
		21,569,880
Data Processing and Management — 0.7%
19,229,000	Fiserv, Inc. 3.1250%, 10/1/15	19,574,007
Diversified Banking Institutions — 8.3%
18,155,000	Bank of America Corp. 4.5000%, 4/1/15	17,206,292
4,235,000	Bank of America Corp. 3.6250%, 3/17/16	3,855,167
13,229,000	Citigroup, Inc. 5.6250%, 8/27/12	13,470,548
27,489,000	Citigroup, Inc. 1.1362%, 2/15/13‡	27,101,295
14,774,000	Citigroup, Inc. 5.5000%, 4/11/13	15,205,785
10,628,000	Citigroup, Inc. 5.0000%, 9/15/14	10,423,507
5,529,000	Citigroup, Inc. 4.8750%, 5/7/15	5,524,621
4,549,000	Citigroup, Inc. 4.7500%, 5/19/15	4,661,556
17,908,000	Goldman Sachs Group, Inc. 4.7500%, 7/15/13	18,428,890
2,888,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	2,827,589
13,431,000	JPMorgan Chase & Co. 5.7500%, 1/2/13	14,071,632
6,044,000	JPMorgan Chase & Co. 4.8750%, 3/15/14	6,378,070
17,684,000	Morgan Stanley 5.3000%, 3/1/13	17,831,661
11,192,000	Morgan Stanley 2.7862%, 5/14/13‡	10,822,351
6,268,000	Morgan Stanley 6.7500%, 10/15/13	6,597,433
20,818,000	Morgan Stanley 2.8750%, 1/24/14	20,048,296
8,943,000	Morgan Stanley 2.8750%, 7/28/14	8,522,116
17,012,000	UBS A.G. 2.2500%, 1/28/14	16,577,564
27,238,000	UBS A.G. / Stamford CT 2.2500%, 8/12/13	26,749,623
		246,303,996
Diversified Financial Services — 2.8%
3,761,000	American Express Travel Related Services Co., Inc. 5.2500%, 11/21/11(144A)	3,780,147
15,781,000	General Electric Capital Corp. 2.8000%, 1/8/13	16,052,654
4,477,000	General Electric Capital Corp. 5.4500%, 1/15/13	4,701,978
26,683,000	General Electric Capital Corp. 1.8750%, 9/16/13	26,805,662
3,479,000	General Electric Capital Corp. 5.9000%, 5/13/14	3,803,326
26,862,000	General Electric Capital Corp. 2.9500%, 5/9/16	26,921,258
		82,065,025
Diversified Minerals — 0.8%
8,059,000	Anglo American Capital PLC 2.1500%, 9/27/13(144A)	8,035,121
6,375,000	Teck Resources, Ltd. 7.0000%, 9/15/12	6,681,498
8,867,000	Teck Resources, Ltd. 10.2500%, 5/15/16	10,424,045
		25,140,664
Diversified Operations — 2.1%
10,366,000	3M Co. 1.3750%, 9/29/16	10,309,930
13,431,000	Danaher Corp. 1.3000%, 6/23/14	13,586,397
976,000	Eaton Corp. 4.9000%, 5/15/13	1,039,067
26,487,000	Exelis, Inc. 4.2500%, 10/1/16(144A)	26,312,239
11,329,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	11,871,070
		63,118,703
Diversified Operations - Commercial Services — 0.3%
10,138,000	ARAMARK Corp. 8.5000%, 2/1/15	10,264,725
Electric - Distribution — 0.2%
5,417,000	SP Powerassets, Ltd. 5.0000%, 10/22/13(144A)	5,791,661
Electric - Generation — 0.7%
2,324,000	AES Corp. 7.7500%, 10/15/15	2,358,860
18,114,000	Allegheny Energy Supply Co. LLC 8.2500%, 4/15/12(144A)	18,748,932
		21,107,792
Electric - Integrated — 2.0%
7,934,000	CMS Energy Corp. 6.3000%, 2/1/12	8,074,067
6,034,000	CMS Energy Corp. 2.7500%, 5/15/14	5,906,839
1,477,000	Duke Energy Corp. 6.3000%, 2/1/14	1,637,523
895,000	Georgia Power Co. 6.0000%, 11/1/13	984,130
1,343,000	Monongahela Power Co. 7.9500%, 12/15/13(144A)	1,524,437
4,477,000	NiSource, Inc. 5.4000%, 7/15/14	4,848,336
698,000	Oncor Electric Delivery Co. 5.9500%, 9/1/13	751,955
13,715,000	PPL WEM Holdings PLC 3.9000%, 5/1/16	14,377,229
16,788,000	Southern Co. 1.9500%, 9/1/16	16,711,396
4,477,000	Union Electric Co. 4.6500%, 10/1/13	4,761,030
		59,576,942
Electronic Components – Semiconductors — 1.3%
9,096,000	Advanced Micro Devices, Inc. 5.7500%, 8/15/12	9,186,960
6,057,000	National Semiconductor Corp. 6.1500%, 6/15/12	6,229,104
3,737,000	Texas Instruments, Inc. 0.8750%, 5/15/13	3,749,119
10,615,000	Texas Instruments, Inc. 1.3750%, 5/15/14	10,730,035
8,206,000	Texas Instruments, Inc. 2.3750%, 5/16/16	8,414,678
		38,309,896
Electronic Measuring Instruments — 0.5%
4,123,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	4,181,629
11,773,000	FLIR Systems, Inc. 3.7500%, 9/1/16	11,721,317
		15,902,946
Electronics - Military — 1.2%
33,924,000	L-3 Communications Corp. 6.3750%, 10/15/15	34,644,885
Fiduciary Banks — 0.1%
1,791,000	Northern Trust Corp. 5.5000%, 8/15/13	1,942,553
Finance - Auto Loans — 0.4%
4,477,000	American Honda Finance Corp. 2.3750%, 3/18/13(144A)	4,539,284
7,033,000	PACCAR Financial Corp. 1.9500%, 12/17/12	7,105,377
		11,644,661
Finance - Commercial — 0.4%
10,745,000	Caterpillar, Inc. 2.0000%, 4/5/13	10,879,796
Finance - Credit Card — 0.3%
537,000	American Express Credit Co. 5.8750%, 5/2/13	569,492
8,661,000	American Express Credit Corp. 2.8000%, 9/19/16	8,618,050
		9,187,542
Finance - Investment Bankers/Brokers — 2.2%
3,219,000	Charles Schwab Corp. 4.9500%, 6/1/14	3,517,755
3,716,000	Credit Suisse USA, Inc. 6.1250%, 11/15/11	3,733,807
3,582,000	Jefferies Group, Inc. 7.7500%, 3/15/12	3,668,982
13,072,000	Jefferies Group, Inc. 3.8750%, 11/9/15	12,793,998
6,089,000	Merrill Lynch & Co, Inc. 5.4500%, 2/5/13	6,034,363
8,954,000	Merrill Lynch & Co, Inc. 6.1500%, 4/25/13	8,958,307
11,745,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	11,866,338
8,448,000	TD Ameritrade Holding Corp. 2.9500%, 12/1/12	8,576,747
5,999,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	6,370,944
		65,521,241
Finance - Other Services — 0.1%
1,791,000	National Rural Utilities Cooperative Finance Corp. 2.6250%, 9/16/12	1,823,421
Food - Confectionary — 1.1%
10,852,000	WM Wrigley Jr. Co. 2.4500%, 6/28/12(144A)	10,984,449
11,640,000	WM Wrigley Jr. Co. 3.0500%, 6/28/13(144A)	11,884,684
8,954,000	WM Wrigley Jr. Co. 3.7000%, 6/30/14(144A)	9,255,902
		32,125,035
Food - Meat Products — 0.3%
9,558,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	9,868,635
Food - Miscellaneous/Diversified — 1.1%
31,025,000	Kraft Foods, Inc. 2.6250%, 5/8/13	31,668,334
484,000	Kraft Foods, Inc. 6.7500%, 2/19/14	540,292
		32,208,626
Food - Retail — 0%
336,000	Delhaize Group 5.8750%, 2/1/14	366,126
Gas - Transportation — 0.1%
2,238,000	Consolidated Natural Gas Co. 6.2500%, 11/1/11	2,246,784
Hotels and Motels — 0.5%
11,282,000	Marriott International, Inc. 4.6250%, 6/15/12	11,519,746
3,949,000	Starwood Hotels & Resorts Worldwide, Inc. 7.8750%, 10/15/14	4,264,920
		15,784,666
Industrial Gases — 0.6%
16,117,000	Praxair, Inc. 2.1250%, 6/14/13	16,496,749
Instruments - Scientific — 0.2%
6,268,000	Thermo Fisher Scientific, Inc. 2.0500%, 2/21/14	6,444,952
Investment Management and Advisory Services — 0.3%
9,267,000	Franklin Resources, Inc. 2.0000%, 5/20/13	9,389,797
Life and Health Insurance — 1.6%
9,657,000	Prudential Financial, Inc. 5.1000%, 12/14/11	9,715,193
33,514,000	Prudential Financial, Inc. 3.6250%, 9/17/12	34,075,862
895,000	Prudential Financial, Inc. 4.5000%, 7/15/13	928,856
1,451,000	Prudential Financial, Inc. 6.2000%, 1/15/15	1,592,641
		46,312,552
Linen Supply & Related Items — 0.2%
5,173,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,332,975
Machinery - General Industrial — 0.2%
5,791,000	Wabtec Corp. 6.8750%, 7/31/13	6,051,595
Medical - Biomedical and Genetic — 0.6%
17,885,000	Amgen, Inc. 2.3000%, 6/15/16	18,311,665
Medical - Drugs — 0.5%
8,726,000	Sanofi-Aventis S.A. 0.6728%, 3/28/14‡	8,705,424
7,068,000	Sanofi-Aventis S.A. 1.6250%, 3/28/14	7,186,022
		15,891,446
Medical Products — 0.1%
2,713,000	CareFusion Corp. 4.1250%, 8/1/12	2,774,013
1,343,000	Covidien International Finance S.A. 5.4500%, 10/15/12	1,406,428
		4,180,441
Multi-Line Insurance — 2.3%
8,757,000	American International Group, Inc. 3.6500%, 1/15/14	8,538,364
31,034,000	American International Group, Inc. 4.2500%, 9/15/14	30,181,651
12,535,000	MetLife, Inc. 1.5194%, 8/6/13‡	12,613,381
17,099,000	MetLife, Inc. 2.3750%, 2/6/14	17,395,976
		68,729,372
Multimedia — 1.1%
17,944,000	NBCUniversal Media LLC 2.1000%, 4/1/14	18,215,744
14,559,000	Time Warner, Inc. 3.1500%, 7/15/15	15,058,519
		33,274,263
Office Automation and Equipment — 0.1%
3,085,000	Xerox Corp. 5.5000%, 5/15/12	3,170,408
997,000	Xerox Corp. 8.2500%, 5/15/14	1,135,071
		4,305,479
Oil - Field Services — 0.5%
15,708,000	Schlumberger Investment S.A. 1.9500%, 9/14/16	15,621,276
Oil Companies - Exploration and Production — 0.9%
11,461,000	Forest Oil Corp. 8.0000%, 12/15/11	11,461,000
6,466,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	6,417,389
8,408,000	Whiting Petroleum Corp. 7.0000%, 2/1/14	8,954,520
		26,832,909
Oil Companies - Integrated — 0.9%
2,238,000	ConocoPhillips 4.7500%, 2/1/14	2,435,329
22,705,000	Shell International Finance B.V. 1.8750%, 3/25/13	23,171,111
		25,606,440
Oil Refining and Marketing — 0.4%
4,298,000	Sunoco, Inc. 4.8750%, 10/15/14	4,263,049
7,674,000	Valero Energy Corp. 6.8750%, 4/15/12	7,904,181
		12,167,230
Pharmacy Services — 0.2%
7,187,000	Express Scripts, Inc. 3.1250%, 5/15/16	7,256,779
Pipelines — 2.9%
1,935,000	El Paso Corp. 7.3750%, 12/15/12	2,036,897
8,716,000	Energy Transfer Partners L.P. 5.6500%, 8/1/12	8,983,756
13,718,000	Enterprise Products Operating LLC 4.6000%, 8/1/12	14,076,067
2,503,000	Kinder Morgan Energy Partners L.P. 5.8500%, 9/15/12	2,604,677
2,892,000	Kinder Morgan Energy Partners L.P. 5.0000%, 12/15/13	3,099,628
3,582,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	3,590,955
13,304,000	Kinder Morgan, Inc. 6.5000%, 9/1/12	13,703,120
17,645,000	Plains All American Pipeline L.P. 4.2500%, 9/1/12	18,139,060
18,763,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	19,744,023
		85,978,183
Property and Casualty Insurance — 0.1%
1,607,000	Chubb Corp. 5.2000%, 4/1/13	1,694,122
Property Trust — 0.4%
10,745,000	WEA Finance LLC / WCI Finance LLC 5.4000%, 10/1/12(144A)	11,077,386
Publishing - Books — 0.4%
10,781,000	Scholastic Corp. 5.0000%, 4/15/13	10,834,905
Publishing - Newspapers — 0.4%
12,535,000	Gannett Co., Inc. 6.3750%, 9/1/15(144A)	12,472,200
Real Estate Management/Services — 0.3%
8,954,000	CB Richard Ellis Services, Inc. 11.6250%, 6/15/17	10,095,635
Reinsurance — 0.9%
4,477,000	Berkshire Hathaway Finance Corp 4.0000%, 4/15/12	4,557,393
2,955,000	Berkshire Hathaway Finance Corp. 4.6000%, 5/15/13	3,115,584
1,052,000	Berkshire Hathaway Finance Corp. 5.0000%, 8/15/13	1,129,305
18,132,000	Berkshire Hathaway, Inc. 2.1250%, 2/11/13	18,425,847
		27,228,129
REIT - Health Care — 2.9%
23,937,000	HCP, Inc. 6.4500%, 6/25/12	24,631,317
12,822,000	HCP, Inc. 5.6250%, 2/28/13	13,190,953
14,210,000	HCP, Inc. 5.6500%, 12/15/13	14,924,720
4,314,000	HCP, Inc. 2.7000%, 2/1/14	4,250,032
5,131,000	Healthcare Realty Trust, Inc. 5.1250%, 4/1/14	5,301,087
16,554,000	Senior Housing Properties Trust 8.6250%, 1/15/12	16,819,510
6,023,000	Ventas Realty L.P. / Ventas Capital Corp. 3.1250%, 11/30/15	5,953,236
1,539,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	1,583,889
		86,654,744
REIT - Hotels — 0.8%
18,284,000	Host Hotels & Resorts L.P. 6.8750%, 11/1/14	18,055,450
7,163,000	Host Marriott L.P. 6.3750%, 3/15/15	7,127,185
		25,182,635
REIT - Office Property — 0.5%
14,514,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	15,306,740
REIT - Regional Malls — 2.1%
29,757,000	Rouse Co. L.P. 7.2000%, 9/15/12	30,500,925
26,459,000	Rouse Co. L.P. 6.7500%, 5/1/13(144A)	26,624,369
3,559,000	Simon Property Group L.P. 4.9000%, 1/30/14	3,805,589
		60,930,883
REIT - Shopping Centers — 0.3%
4,477,000	Developers Diversified Realty Corp. 5.3750%, 10/15/12	4,500,406
4,477,000	Equity One, Inc. 6.2500%, 12/15/14	4,732,175
		9,232,581
Retail - Computer Equipment — 0.1%
3,354,000	GameStop Corp. 8.0000%, 10/1/12	3,358,193
Retail - Discount — 0%
936,000	Wal-Mart Stores, Inc. 3.2000%, 5/15/14	994,729
Retail - Perfume and Cosmetics — 0.5%
13,879,000	Sally Holdings LLC / Sally Capital, Inc. 9.2500%, 11/15/14	14,156,580
Retail - Regional Department Stores — 0.5%
8,954,000	Macy's Retail Holdings, Inc. 5.3500%, 3/15/12	9,091,775
4,079,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	4,253,308
		13,345,083
Retail - Restaurants — 0.6%
11,039,000	Brinker International 5.7500%, 6/1/14	11,773,480
4,503,000	Darden Restaurants, Inc. 5.6250%, 10/15/12	4,698,619
		16,472,099
Semiconductor Components/Integrated Circuits — 1.0%
10,924,000	Analog Devices, Inc. 5.0000%, 7/1/14	11,940,413
16,041,000	Maxim Integrated Products, Inc. 3.4500%, 6/14/13	16,546,612
		28,487,025
Steel - Producers — 0.8%
9,101,000	ArcelorMittal 5.3750%, 6/1/13	9,286,724
13,431,000	ArcelorMittal 3.7500%, 8/5/15	12,540,538
1,231,000	Steel Dynamics, Inc. 7.7500%, 4/15/16	1,212,535
		23,039,797
Super-Regional Banks — 0.4%
7,163,000	Bank One Corp. 5.9000%, 11/15/11	7,197,734
3,313,000	PNC Funding Corp. 5.2500%, 11/15/15	3,555,657
		10,753,391
Telecommunication Services — 0.6%
17,908,000	Qwest Corp. 8.8750%, 3/15/12	18,512,395
Telephone - Integrated — 0.1%
1,343,000	AT&T, Inc. 5.8750%, 8/15/12	1,399,203
985,000	AT&T, Inc. 4.9500%, 1/15/13	1,031,630
		2,430,833
Transportation - Railroad — 0.2%
2,091,000	Canadian Pacific Railway Co. 6.2500%, 10/15/11	2,093,633
2,194,000	Kansas City Southern Railway 8.0000%, 6/1/15	2,333,867
2,507,000	Union Pacific Corp. 5.4500%, 1/31/13	2,656,460
		7,083,960
Transportation - Services — 1.0%
25,966,000	Asciano Finance, Ltd. 3.1250%, 9/23/15(144A)	25,680,088
895,000	Fedex Corp. 7.3750%, 1/15/14	1,013,277
2,250,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,416,228
		29,109,593
Total Corporate Bonds (cost $2,164,836,971)		2,170,349,094
U.S. Treasury Notes/Bonds — 20.0%
U.S. Treasury Notes/Bonds:
31,754,000	0.6250%, 6/30/12	31,863,234
23,905,000	0.6250%, 12/31/12	24,031,051
92,090,000	0.6250%, 2/28/13	92,615,189
66,113,000	1.7500%, 4/15/13	67,618,393
23,059,000	0.6250%, 4/30/13	23,198,507
4,400,000	1.1250%, 6/15/13	4,463,404
60,323,000	1.2500%, 2/15/14	61,586,043
14,967,000	1.2500%, 3/15/14	15,288,491
23,059,000	1.0000%, 5/15/14	23,417,567
1,765,000	0.5000%, 8/15/14	1,769,554
8,869,000	0.2500%, 9/15/14	8,829,533
30,667,000	1.5000%, 7/31/16	31,491,329
206,911,000	1.0000%, 8/31/16	207,428,278
Total U.S. Treasury Notes/Bonds (cost $590,865,620)		593,600,573
Short-Term Taxable Variable Rate Demand Note — 0%
1,060,000	California Infrastructure & Economic Development Bank 0.6400%, 4/1/24 ‡ (cost $1,060,000)	1,060,000
Money Market — 2.8%
81,783,000	Janus Cash Liquidity Fund LLC, 0% (cost $81,783,000)	81,783,000
Total Investments (total cost $2,960,324,726) – 100%		$2,965,314,191
Summary of Investments by Country – (Long Positions)
September 30, 2011 (unaudited)

		% of Investment
Country	Value	Securities
Australia	$79,535,750	2.7%
Belgium	366,127	0.0%
Canada	53,426,595	1.8%
Cayman Islands	21,569,880	0.7%
Chile	8,405,132	0.3%
France	15,891,446	0.5%
Luxembourg	50,726,037	1.7%
Netherlands	37,933,217	1.3%
New Zealand	19,220,926	0.7%
Singapore	5,791,661	0.2%
Sweden	27,906,903	0.9%
Switzerland	47,364,424	1.6%
United Kingdom	103,956,586	3.5%
United States††	2,493,219,507	84.1%

Total	$2,965,314,191	100.0%

††Includes Cash Equivalents (81.3% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
‡	Rate is subject to change. Rate shown reflects current rate.
144A
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  The total value of 144A securities as of the period ended September 30, 2011 is indicated in the table below:

		Value as a %
		of Investment
	Value	Securities

Janus Short-Term Bond Fund	$396,184,608	13.4%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011.  See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of
September 30, 2011)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Janus Short-Term Bond Fund
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$22,617,515	$-
Bank Loans	-	95,904,009	-
Corporate Bonds	-	2,170,349,094	-
U.S. Treasury Notes/Bonds	-	593,600,573	-
Short-Term Taxable Variable Rate Demand Note	-	1,060,000	-

Money Market	-	81,783,000	-

Total Investments in Securities	$-	$2,965,314,191	$-

Janus World Allocation Fund(1)

Schedule of Investments (unaudited)

Shares		Value
Exchange - Traded Funds — 9.2%
Commodity — 4.9%
7,158	iShares S&P GSCI Commodity Indexed Trust (ETF)	$216,115
900	SPDR Gold Trust (ETF)*	142,227
		358,342
Currency — 4.3%
12,448	WisdomTree Dreyfus Chinese Yuan Fund (ETF)	314,672
Total Exchange - Traded Funds (cost $667,887)		673,014
Mutual Funds(2) — 89.6%
Equity Funds — 60.2%
14,992	INTECH Risk-Managed Growth Fund - Class I Shares	179,456
24,000	INTECH Risk-Managed International Fund - Class I Shares	153,121
21,425	INTECH Risk-Managed Value Fund - Class I Shares	182,326
9,055	Janus Contrarian Fund - Class I Shares	102,506
6,652	Janus Forty Fund - Class I Shares	195,233
16,200	Janus Global Life Sciences Fund - Class I Shares	369,529
10,114	Janus Global Market Neutral Fund - Class I Shares	96,588
17,042	Janus Global Real Estate Fund - Class I Shares	130,371
67,855	Janus Global Select Fund - Class I Shares	622,228
20,836	Janus Global Technology Fund - Class I Shares	315,673
5	Janus Growth and Income Fund - Class I Shares	133
52,177	Janus International Equity Fund - Class I Shares	490,983
17,953	Janus Overseas Fund - Class I Shares	610,768
1,832	Janus Research Fund - Class I Shares	47,570
15,093	Janus Triton Fund - Class I Shares	225,342
30,044	Perkins Global Value Fund - Class I Shares	345,803
4,231	Perkins Large Cap Value Fund - Class I Shares	51,110
8,342	Perkins Mid Cap Value Fund - Class I Shares	166,423
6,092	Perkins Small Cap Value Fund - Class I Shares	125,856
		4,411,019
Fixed-Income Funds — 29.4%
48,306	Janus Flexible Bond Fund - Class I Shares	514,455
110,863	Janus Global Bond Fund - Class I Shares	1,147,428
28,690	Janus High-Yield Fund - Class I Shares	240,999
82,404	Janus Short-Term Bond Fund - Class I Shares	251,334
		2,154,216
Total Mutual Funds (cost $6,635,976)		6,565,235
Money Market — 1.2%
89,143	Janus Cash Liquidity Fund LLC, 0% (cost $89,143)	89,143
Total Investments (total cost $7,393,006) – 100%		$7,327,392
(1)	Formerly named Janus Dynamic Allocation Fund.
(2)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of September 30, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus World Allocation Fund(1)
Exchange-Traded Funds	$673,014	$-	$-
Mutual Funds
Equity Funds	-	4,411,019	-
Fixed-Income Funds	-	2,154,216	-

Money Market	-	89,143	-

Total Investments in Securities	$673,014	$6,654,378	$-
(a) Includes Fair Value Factors.
(1) Formerly named Janus Dynamic Allocation Fund.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Conservative Allocation Fund, Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Government Money Market Fund, Janus Growth Allocation Fund, Janus High-Yield Fund, Janus Moderate Allocation Fund, Janus Money Market Fund, Janus Real Return Allocation Fund, Janus Short-Term Bond Fund, Janus World Allocation Fund (formerly named Janus Dynamic Allocation Fund), Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Small Cap Value Fund, and  Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”).  Janus Conservative Allocation Fund, Janus Growth Allocation Fund, Janus Moderate Allocation Fund, and Janus World Allocation Fund (the “Asset Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Asset Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”).  The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust offers forty-two funds which include multiple series of shares, with differing investment objectives and policies.  Nineteen funds are included in this report.  Each Fund in this report is classified as diversified, as defined in the 1940 Act. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Real Return Allocation Fund, which is classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market.  Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees.  Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations
The Funds, except the Asset Allocation Funds, do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at September 30, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on swap contracts, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, and inflation Index swaps.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty.  There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•
Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.

•
Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments

Janus Real Return Allocation Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Real Return Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Funds, except the Asset Allocation Funds, the Money Market Funds and INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, and INTECH Risk-Managed Value Fund (the “Risk-Managed Funds”), may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable).  The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily.  Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal yearend. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Inflation-Linked Securities

Inflation-linked bonds are fixed-income securities which have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal.

 Such bonds may also be issued by or related to sovereign governments of developed countries, by countries deemed to be emerging markets, and inflation-linked bonds issued by or related to companies or other entities not affiliated with governments.

Because of the inflation-linked adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Funds.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Risk-Managed Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier.  Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised.  The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended September 30, 2011 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2011	2	$494
Options written	327	3,324
Options closed	(349)	(3,818)
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2011	-	$-

Put Options	Number of Contracts	Premiums Received
Janus Real Return Allocation Fund
Options outstanding at June 30, 2011	473	$8,237
Options written	287	23,356
Options closed	(478)	(10,576)
Options expired	(51)	(4,583)
Options exercised	-	-
Options outstanding at September 30, 2011	231	$16,434

Call Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2011	-	$-
Options written	18,250	7,077,350
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at September 30, 2011	18,250	$7,077,350

Put Options	Number of Contracts	Premiums Received
Perkins Mid Cap Value Fund
Options outstanding at June 30, 2011	131,480	$23,549,564
Options written	17,075	2,709,647
Options closed	(122,652)	(21,004,828)
Options expired	(11,615)	(2,937,695)
Options exercised	-	-
Options outstanding at September 30, 2011	14,288	2,316,688

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2011	182	$2,434
Options written	305	6,725
Options closed	(40)	(1,110)
Options expired	(339)	(5,761)
Options exercised	(28)	(496)
Options outstanding at September 30, 2011	80	$1,792

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2011	223	$6,286
Options written	599	16,318
Options closed	-	-
Options expired	(483)	(10,142)
Options exercised	(124)	(2,032)
Options outstanding at September 30, 2011	215	10,430

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Various types of swaps such as credit default (funded and unfunded), inflation index, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing its investment objective through its investments in credit default swap contracts. The Funds may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds’ maximum risk of loss from counterparty risk, either as a protection seller or as a protection buyer (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Inflation index swaps are used to hedge against unexpected changes in the rate of inflation as measured by an inflation index such as the Consumer Price Index. Inflation index swaps are also subject to inflation risk, where such a swap held long by the Funds can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive.

The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Real Return Allocation Fund, Janus Short-Term Bond Fund, and Perkins Value Plus Income Fund, and certain underlying funds of the Asset Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Funds’ investment portfolio and, in the longer term, could impair the ability of issuers in which the Funds invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Asset Allocation Funds may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”).  LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended September 30, 2011 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Flexible Bond Fund	$64,635,027	2.9400% -5.2500%
Janus Global Bond Fund	$48,717	4.5000%
Janus High-Yield Fund	$76,006,193	4.0000% - 10.7500%
Janus Short-Term Bond Fund	$107,947,328	1.4958% - 6.2500%
Perkins Value Plus Income Fund	$290,839	2.9400% - 5.0000%

Borrowing

An underlying fund, Janus Global Market Neutral Fund (formerly named Janus Long/Short Fund), of the Asset Allocation Funds may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Global Market Neutral Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Global Market Neutral Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Global Market Neutral Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Global Market Neutral Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Global Market Neutral Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Global Market Neutral Fund’s agreement with its lender, the NAV per share of Janus Global Market Neutral Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Global Market Neutral Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Global Market Neutral Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Global Market Neutral Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Global Market Neutral Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund.  A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Fund’s performance.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds and the Risk-Managed Funds, may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist.  ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities.  When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Global Market Neutral Fund, of the Asset Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fixed Income Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds, except the Asset Allocation Funds and the Money Market Funds, may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission (“SEC”), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund’s total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code (“IRC”), 90% of Janus Real Return Allocation Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Subsidiary, and which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary and Armored Wolf is the Subsidiary’s subadviser. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The Fund has applied for a private letter ruling confirming that income produced by the Fund’s investment in the Subsidiary and that income from certain commodity-related investments constitutes qualifying income to the Fund. There is no guarantee that a favorable private letter ruling will be obtained.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the IRC, which in turn may subject the Fund to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) recently proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC and be subject to CFTC rules and regulations. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategies and/or increase the costs of implementing its strategies.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. As noted above, the Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the tax treatment of income from its investment in the Subsidiary.

Mortgage- and Asset-Backed Securities

The Funds, except the Asset Allocation Funds and the Risk-Managed Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and the Fund’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

The Fixed Income Funds and certain underlying funds, particularly Janus Global Market Neutral Fund and Janus Global Real Estate Fund of the Asset Allocation Funds, may enter into “mortgage dollar rolls.” In a “mortgage dollar roll” transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds’ and underlying funds’ obligations under a dollar roll  agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers’ ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing
The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase and Reverse Repurchase Agreements

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.”

Reverse repurchase agreements are transactions in which the Funds sell a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. Reverse repurchase agreements involve the risk that the value of securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Funds with those proceeds, resulting in reduced returns to shareholders. When the Funds enter into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Funds. In the event of such a default, the Funds may experience delays, costs, and loss, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on the Funds’ portfolio. The Funds’ use of leverage can magnify the effect of any gains or losses, causing the Funds to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by the Funds will be successful.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1⁄3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds’ direction to Deutsche Bank AG (the “Lending Agent”).  The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

The Fixed Income Funds and certain underlying funds, particularly Janus Balanced Fund, Janus Global Market Neutral Fund and Janus Global Real Estate Fund, of the Asset Allocation Funds, may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds and underlying funds, normally 15 to 45 days later. Beginning on the date the Funds and underlying funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Funds sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Funds may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds, except the Asset Allocation Funds, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Basis for Consolidation for Janus Real Return Allocation Fund

The Subsidiary was incorporated on April 19, 2011 as a wholly owned subsidiary of Janus Real Return Allocation Fund.  The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments by the Subsidiary and which is generally subject to the same investment policies and restrictions of the Fund.  As of September 30, 2011, net assets of the Fund were $39,296,425, of which $3,881,734, or approximately 10%, represented the Fund's ownership of the shares of the Subsidiary.  Janus Real Return Allocation Fund's Consolidated Schedule of Investments include the accounts of both Janus Real Return Allocation Fund and the Subsidiary.  All intercompany transactions and balances have been eliminated.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of September 30, 2011 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/(Depreciation)
INTECH Risk-Managed Core Fund	$274,128,898	$33,095,299	$(26,083,532)	$7,011,767
INTECH Risk-Managed Growth Fund	277,319,023	38,517,204	(22,622,517)	15,894,687
INTECH Risk-Managed International Fund	49,474,425	182,235	(4,112,586)	(3,930,351)
INTECH Risk-Managed Value Fund	87,109,337	5,679,862	(9,374,756)	(3,694,894)
Janus Conservative Allocation Fund	204,612,744	6,974,856	(4,985,282)	1,989,574

Janus Flexible Bond Fund	3,872,151,302	124,968,747	(29,028,483)	95,940,264
Janus Global Bond Fund	38,203,359	500,669	(733,420)	(232,750)
Janus Government Money Market Fund	200,777,565	-	-	-
Janus Growth Allocation Fund	212,676,010	8,756,982	(12,007,720)	(3,250,738)
Janus High-Yield Fund	1,694,994,470	32,914,788	(98,292,296)	(65,377,508)
Janus Moderate Allocation Fund	240,364,085	9,359,646	(8,624,093)	735,553
Janus Money Market Fund	1,334,933,918	-	-	-
Janus Real Return Allocation Fund	42,449,687	1,283,686	(2,570,598)	(1,286,912)
Janus Short-Term Bond Fund	2,960,751,942	27,413,968	(22,851,719)	4,562,249
Janus World Allocation Fund(1)	7,528,737	152,451	(353,796)	(201,345)
Perkins Large Cap Value Fund	133,498,259	3,780,227	(12,736,936)	(8,956,709)
Perkins Mid Cap Value Fund	12,685,268,325	783,207,413	(1,379,559,568)	(596,352,155)
Perkins Small Cap Value Fund	2,980,101,967	97,361,707	(415,544,050)	(318,182,343)
Perkins Value Plus Income Fund	38,958,620	764,107	(2,714,077)	(1,949,970)
(1) Formerly named Janus Dynamic Allocation Fund.

Money Market Investments

Pursuant to the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program.  In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended September 30, 2011, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 9/30/11
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Core Fund	$9,490,317	$(8,420,070)	406	$2,390,059
INTECH Risk-Managed Growth Fund	12,820,152	(11,045,071)	389	5,273,081
INTECH Risk-Managed International Fund	15,639,346	(20,452,346)	416	14,432,000
INTECH Risk-Managed Value Fund	2,425,064	(2,210,044)	123	215,020
Janus Flexible Bond Fund	879,083,669	(665,936,000)	29,794	254,894,669
Janus Global Bond Fund	13,475,542	(12,030,000)	454	2,908,507
Janus High-Yield Fund	224,404,048	(289,300,000)	23,961	63,518,827
Janus Real Return Allocation Fund	8,957,987	(7,000,314)	8	9,402,701
Janus Short-Term Bond Fund	402,098,505	(442,535,722)	17,017	81,783,000
Perkins Value Plus Income Fund	5,339,268	(5,275,000)	232	909,607
	$1,564,775,911	$(1,457,204,253)	$72,792	$435,727,471

Affiliated Fund of Funds Transactions

The Asset Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees.  During the period ended September 30, 2011, the following Funds had the following affiliated purchases and sales:

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/11
Janus Conservative Allocation Fund
INTECH Risk-Managed Growth Fund - Class I Shares	62,261	$803,664	(14,288)	$(202,725)	$(15,807)	-	$11,355,606
INTECH Risk-Managed International Fund - Class I Shares	264,881	1,767,888	(8,413)	(67,622)	(5,316)	-	3,458,531
INTECH Risk-Managed Value Fund - Class I Shares	116,100	1,071,552	(26,580)	(271,789)	(22,565)	-	15,941,463
Janus Contrarian Fund - Class I Shares	-	-	-	-	-	-	6,584
Janus Flexible Bond Fund - Class I Shares	762,367	8,143,213	(439,709)	(4,726,429)	(75,320)	1,044,183	114,352,700
Janus Fund - Class I Shares	9,594	267,888	(2,184)	(67,354)	(5,048)	-	3,428,842
Janus Global Real Estate Fund - Class I Shares	15,289	133,944	(3,479)	(34,345)	(3,192)	-	1,647,237
Janus Global Select Fund - Class I Shares	-	-	-	-	-	-	324,594
Janus Growth and Income Fund - Class I Shares(1)	83	2,188	-	-	-	2,188	855,657
Janus High-Yield Fund - Class I Shares	2,108	18,466	-	-	-	18,466	961,237
Janus International Equity Fund - Class I Shares	62,784	669,720	(14,249)	(167,393)	(11,628)	-	9,878,011
Janus Overseas Fund - Class I Shares	6,612	267,888	(1,498)	(78,639)	(16,333)	-	3,950,051
Janus Research Fund - Class I Shares	27,973	785,776	(4,298)	(135,550)	(10,938)	-	7,645,198
Janus Short-Term Bond Fund - Class I Shares	330,609	1,017,547	(70,720)	(219,868)	(1,797)	79,939	14,492,049
Janus Triton Fund - Class I Shares	16,365	267,888	(3,746)	(68,743)	(6,437)	-	3,402,438
Perkins Large Cap Value Fund - Class I Shares	172,338,	2,187,608	(16,449)	(238,050)	(19,979)	-	13,375,374
Perkins Small Cap Value Fund - Class I Shares	5,854	133,944	(1,335)	(34,228)	(3,075)	-	1,526,746
		$17,539,174		$(6,312,735)	$(197,435)	$1,144,776	$206,602,318

(1) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/11
Janus Growth Allocation Fund
INTECH Risk-Managed Growth Fund - Class I Shares	31,944	$423,316	(54,946)	$(765,270)	$(64,415)	$-	$19,655,654
INTECH Risk-Managed International Fund - Class I Shares	1,123,213	7,438,653	(77,863)	(623,560)	(62,877)	-	14,790,627
INTECH Risk-Managed Value Fund - Class I Shares	49,090	465,648	(84,406)	(848,749)	(77,809)	-	22,592,356
Janus Contrarian Fund - Class I Shares	-	-	(149,701)	(1,921,358)	(171,358)	-	1,071,221
Janus Flexible Bond Fund - Class I Shares	79,500	846,561	(249,795)	(2,550,226)	110,885	296,251	30,652,445
Janus Fund - Class I Shares	4,437	126,995	(7,578)	(226,599)	(16,342)	-	6,197,528
Janus Global Bond Fund - Class I Shares	21,586	225,922	(26,587)	(277,966)	2,375	56,596	8,876,018
Janus Global Real Estate Fund - Class I Shares	14,161	126,995	(24,035)	(230,975)	(20,719)	-	5,417,289
Janus Global Select Fund - Class I Shares	-	-	-	-	-	-	986,932
Janus High-Yield Fund - Class I Shares	4,062	35,607	(76,023)	(650,376)	(376)	35,607	1,248,355
Janus International Equity Fund - Class I Shares	46,495	507,979	(301,693)	(3,494,607)	(453,582)	-	26,362,626
Janus Overseas Fund - Class I Shares	8,075	338,653	(13,797)	(697,407)	(136,724)	-	16,450,923
Janus Research Fund - Class I Shares	8,703	253,990	(14,917)	(454,529)	(34,016)	-	11,154,253
Janus Short-Term Bond Fund - Class I Shares	34,823	107,101	(45,472)	(140,964)	(793)	22,438	3,946,542
Janus Triton Fund - Class I Shares	5,007	84,663	(8,659)	(153,060)	(12,889)	-	3,258,823
Janus Twenty Fund - Class D Shares	2,682	169,326	(29,933)	(1,770,497)	9,845	-	8,784,622
Perkins Large Cap Value Fund - Class I Shares	91,987	1,173,316	(53,968)	(764,239)	(63,385)	-	19,744,287
Perkins Mid Cap Value Fund - Class I Shares	3,784	84,663	(6,436)	(152,002)	(11,831)	-	4,234,939
Perkins Small Cap Value Fund - Class I Shares	3,607	84,663	(6,133)	(153,775)	(13,604)	-	3,999,832
		$12,494,051		$(15,876,159)	$(1,017,615)	$410,892	$209,425,272

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/11
Janus Moderate Allocation Fund
INTECH Risk-Managed Growth Fund - Class I Shares	25,500	$334,715	(64,190)	$(882,164)	$(75,242)	$-	$15,277,189
INTECH Risk-Managed International Fund - Class I Shares	897,997	5,939,082	(81,560)	(652,433)	(76,060)	-	10,602,829
INTECH Risk-Managed Value Fund - Class I Shares	50,949	478,164	(156,579)	(1,555,026)	(152,280)	-	23,880,438
Janus Flexible Bond Fund - Class I Shares	232,152	2,476,442	(883,683)	(9,531,597)	(112,259)	850,684	87,123,931
Janus Fund - Class I Shares	3,380	95,633	(27,113)	(791,023)	(60,474)	-	5,353,065
Janus Global Real Estate Fund - Class I Shares	10,779	95,633	(26,924)	(259,104)	(28,554)	-	3,872,731
Janus Global Select Fund - Class I Shares	-	-	(88,450)	(685,459)	164,541	-	998,557
Janus Growth and Income Fund - Class I Shares(1)	1	19	(19,167)	(539,736)	(4,971)	19	7,337
Janus High-Yield Fund - Class I Shares	3,791	33,212	(29,240)	(267,452)	(17,452)	32,212	1,496,079
Janus International Equity Fund - Class I Shares	39,962	430,348	(99,022)	(1,146,902)	(109,431)	-	20,837,551
Janus Overseas Fund - Class I Shares	6,901	284,258	(38,163)	(1,629,266)	(188,051)	-	11,399,843
Janus Research Fund - Class I Shares	8,267	239,082	(20,763)	(636,472)	(60,098)	-	11,632,705
Janus Short-Term Bond Fund - Class I Shares	101,555	312,262	(187,062)	(581,890)	(5,517)	73,180	12,822,859
Janus Triton Fund - Class I Shares	5,731	95,633	(14,488)	(254,841)	(24,292)	-	4,087,590
Janus Twenty Fund - Class D Shares	1,533	95,633	(3,808)	(255,561)	(25,012)	-	4,552,304
Perkins Large Cap Value Fund - Class I Shares	300,840	3,767,753	(81,075)	(1,149,076)	(111,172)	-	21,877,994
Perkins Small Cap Value Fund - Class I Shares	4,125	95,633	(28,744)	(707,043)	(76,494)	-	5,276,611
		$14,773,502		$(21,525,045)	$(962,818)	$957,095	$241,099,613

(1) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/Loss	Income	at 9/30/11
Janus World Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class I Shares	170	$2,259	(1,196)	$(15,022)	$591	$-	$179,456
INTECH Risk-Managed International Fund - Class I Shares	303	2,248	(2,121)	(16,131)	(589)	-	153,121
INTECH Risk-Managed Value Fund - Class I Shares	237	2,259	(1,673)	(16,060)	(421)	-	182,326
Janus Cash Liquidity Fund LLC	137,041	137,041	(195,000)	(195,000)	-	35	89,143
Janus Contrarian Fund - Class I Shares	255	3,296	(9,872)	(117,545)	(194)	-	102,506
Janus Flexible Bond Fund - Class I Shares	2,350	25,020	(70,288)	(684,961)	62,635	10,648	514,455
Janus Forty Fund - Class I Shares	153	5,082	(7,473)	(235,420)	(907)	-	195,233
Janus Global Bond Fund - Class I Shares	85,311	885,584	(2,575)	(26,294)	751	2,093	1,147,428
Janus Global Life Sciences Fund - Class I Shares	206	5,174	(1,446)	(36,452)	(795)	-	369,529
Janus Global Real Estate Fund - Class I Shares	226	2,053	(1,597)	(14,830)	(637)	-	130,371
Janus Global Select Fund - Class I Shares	871	9,445	(6,103)	(74,314)	(9,199)	-	622,228
Janus Global Technology Fund - Class I Shares	270	4,548	(1,898)	(34,051)	(2,569)	-	315,673
Janus Growth and Income Fund - Class I Shares(2)	-	-	-	-	-	-	133
Janus High-Yield Fund - Class I Shares	891	7,858	(2,371)	(21,954)	(664)	4,778	240,999
Janus International Equity Fund - Class I Shares	702	7,700	(4,917)	(57,600)	(4,349)	-	490,983
Janus Global Market Neutral - Class I Shares(3)	158	1,540	(1,100)	(11,620)	(975)	-	96,589
Janus Overseas Fund - Class I Shares	243	10,215	(1,704)	(86,265)	(15,890)	-	610,768
Janus Research Fund - Class I Shares	17	513	(1,217)	(34,892)	(1,406)	-	47,570
Janus Short-Term Bond Fund - Class I Shares	1,477	4,544	(6,907)	(21,245)	45	1,464	251,334
Janus Triton Fund - Class I Shares	181	3,080	(1,285)	(20,670)	621	-	225,342
Perkins Global Value Fund - Class I Shares	8,429	98,367	(1,962)	(24,821)	(1,036)	-	345,803
Perkins Large Cap Value Fund - Class I Shares	57	770	(402)	(5,444)	(134)	-	51,110
Perkins Mid Cap Value Fund - Class I Shares	114	2,567	(799)	(51)	(626)	-	166,423
Perkins Small Cap Value Fund - Class I Shares	86	2,053	(609)	(15,303)	(1,159)	-	125,856
		$1,223,216		$(1,765,945)	$23,093	$19,018	$6,654,379
(1)  Formerly named Janus Dynamic Allocation Fund.
(2) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund.
(3) Formerly named Janus Long/Short Fund.

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.  Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy.  Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy.  Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts.  The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.  These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2011 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurements Standards by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" on the Schedules of Investments (if applicable). Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”).  This Update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers.  Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.  There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, “Improving Disclosures About Fair Value Measurements.” The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this Accounting Standards Update did not have any impact on each Fund’s financial position or the results of its operations.

Subsequent Events

Effective December 7, 2011, the following name changes are effective:

Current Name	New Name
INTECH Risk-Managed Core Fund	INTECH U.S. Core Fund
INTECH Risk-Managed Growth Fund	INTECH U.S. Growth Fund
INTECH Risk-Managed International Fund	INTECH International Fund
INTECH Risk-Managed Value Fund	INTECH U.S. Value Fund

Effective December 7, 2011, the following funds have changed their principal investment strategies:

INTECH Risk-Managed Core Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the S&P 500® Index, utilizing INTECH’s mathematical investment process.  The S&P 500® Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

INTECH Risk-Managed Growth Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Growth Index, utilizing INTECH’s mathematical investment process.  The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

INTECH Risk-Managed Value Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. common stocks from the universe of the Russell 1000® Value Index, utilizing INTECH’s mathematical investment process.  The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Management has evaluated whether any other events or transactions occurred subsequent to September 30, 2011 and through the date of issuance of the Funds’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("The Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: November 29, 2011

By: /s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)

Date: November 29, 2011